--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                  J.P. Morgan
                                  Equity Funds

                                  CLASS A, CLASS B AND CLASS C SHARES

BALANCED FUND

EQUITY INCOME FUND

LARGE CAP EQUITY FUND

GROWTH AND INCOME
FUND

CORE EQUITY FUND

FOCUS FUND

EQUITY GROWTH FUND

CAPITAL GROWTH FUND

SMALL CAP EQUITY FUND

DYNAMIC SMALL
CAP FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         -----------------------
                                                         [LOGO] CHASE
                                                         THE RIGHT RELATIONSHIP
                                                         IS EVERYTHING.
                                                         -Registered Trademark-
                                                         -----------------------



                                                                     PSE0-1-201X

BALANCED FUND                                                                  1

EQUITY INCOME FUND                                                            12

LARGE CAP EQUITY FUND                                                         20

GROWTH AND INCOME FUND                                                        28

CORE EQUITY FUND                                                              36

FOCUS FUND                                                                    44

EQUITY GROWTH FUND                                                            52

CAPITAL GROWTH FUND                                                           60

SMALL CAP EQUITY FUND                                                         68

DYNAMIC SMALL CAP FUND                                                        75

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER                                                 83
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        86
--------------------------------------------------------------------------------

ABOUT SALES CHARGES                                                           86

BUYING FUND SHARES                                                            88

SELLING FUND SHARES                                                           90

EXCHANGING FUND SHARES                                                        91

OTHER INFORMATION CONCERNING THE FUNDS                                        91

DISTRIBUTIONS AND TAXES                                                       92

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                          94
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUNDS                                             97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN BALANCED FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to provide a balance of current income and growth of capital.

The Fund's main investment strategy

The Fund seeks a balance of current income and growth by using the following strategies:

o an active equity management style that focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, and

o an active fixed-income management style that focuses primarily on domestic fixed-income securities.

The Fund's advisers may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on their analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

o projected rate of earnings growth that is equal to or greater than the equity markets;

o return on assets and equity that is equal to or greater than the equity markets;

o     above-average price/earnings ratios;

o     below-average dividend yield;

J.P. MORGAN BALANCED FUND

o     above-average market volatility; and

o market capitalization equal to those within the universe of S&P 500 Index stocks at the time of purchase.

Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks.

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment-grade or the advisers consider them to be comparable to investment-grade.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's advisers will adjust the maturity based on their outlook for the economy.

The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating-rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that are not invested in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN BALANCED FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Balanced Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date.

J.P. MORGAN BALANCED FUND

A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities, because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation may have fewer protective provisions and are generally riskier than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN BALANCED FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and Lehman Gov't/Credit Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index. In the past, the Fund has compared its performance to the Lehman Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Class A shares were formerly called Investor Class shares, which did not have a sales load. The performance for the period before Class A shares were launched on October 16, 1998 is based on the performance of Institutional Class shares (formerly Premier Class shares) of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-1998 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991        24.16%
1992         5.32%
1993         6.01%
1994        -2.27%
1995        23.83%
1996        11.31%
1997        23.67%
1998        25.04%
1999        13.94%
2000        -2.80%

--------------------------------------------------------------------------------
BEST QUARTER                                                              13.24%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                             -4.90%
--------------------------------------------------------------------------------

                                                              4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                                 -8.40%          12.43%         11.67%
--------------------------------------------------------------------------------
CLASS B                                 -6.73%          13.53%         12.33%
--------------------------------------------------------------------------------
CLASS C                                 -3.59%          13.77%         12.33%
--------------------------------------------------------------------------------
S&P 500 INDEX                           -9.10%          18.33%         17.44%
--------------------------------------------------------------------------------
LEHMAN GOV'T/CREDIT INDEX               11.85%           6.24%          8.00%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX             11.63%           6.46%          7.96%
--------------------------------------------------------------------------------
LIPPER  BALANCED FUNDS INDEX             2.39%          11.80%         12.45%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares and Class C shares were first offered on February 16, 2001. The performance for the period before Class B shares and Class C shares were launched is based on the performance of Class A shares of the Fund. The actual returns of Class B shares and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

J.P. MORGAN BALANCED FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
CLASS A*                0.50%#       0.25%#           0.68%#     1.43%#
--------------------------------------------------------------------------------
CLASS B@                0.50%        0.75%            0.68%      1.93%
--------------------------------------------------------------------------------
CLASS C@                0.50%        0.75%            0.68%      1.93%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

@     The table is based on estimated expenses for the current fiscal year.

The actual Other Expenses for Class A shares are currently expected to be 0.50% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 1.25%. That's because J.P. Morgan Fleming Asset Management
(USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

This table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $712          $1,001         $1,312        $2,190
--------------------------------------------------------------------------------
CLASS B SHARES**            $696          $  906         $1,242        $2,124***
--------------------------------------------------------------------------------
CLASS C SHARES**            $296          $  606         $1,042        $2,254
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $196          $606           $1,042        $2,124***
--------------------------------------------------------------------------------
CLASS C SHARES              $196          $606           $1,042        $2,254
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN EQUITY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to invest in securities that provide both capital appreciation and current income.

The Fund's main investment strategy

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of income-oriented stocks. The Fund normally invests at least 65% of its total assets in equity securities.

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that are not invested in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN EQUITY INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The fund may invest in mid-capitalization companies.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic.
Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN EQUITY INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.

Class A shares were formerly called Investor Class shares, which did not have a sales load. The performance for the period before Class A shares were launched on August 24, 1998 is based on the performance of Institutional Class shares (formerly Premier Class shares) of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-1998 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991        22.10%
1992         5.61%
1993        12.34%
1994        -3.37%
1995        33.72%
1996        17.87%
1997        31.05%
1998        26.12%
1999        12.70%
2000        -4.09%

--------------------------------------------------------------------------------
BEST QUARTER                                                              18.81%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                             -8.07%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                               -9.60%         14.69%        14.02%
--------------------------------------------------------------------------------
CLASS B                               -7.64%         15.84%        14.70%
--------------------------------------------------------------------------------
CLASS C                               -4.80%         16.06%        14.70%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%         18.33%        17.44%
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX       7.46%         13.42%        14.45%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares and Class C shares were first offered on February 16, 2001. The performance for the period before Class B shares and Class C shares were launched is based on the performance of Class A shares of the Fund. The actual returns of Class B shares and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

J.P. MORGAN EQUITY INCOME FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A*                0.40%#       0.25%#           0.76%#     1.41%#
--------------------------------------------------------------------------------
CLASS B@                0.40%        0.75%            0.76%      1.91%
--------------------------------------------------------------------------------
CLASS C@                0.40%        0.75%            0.76%      1.91%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

@     The table is based on estimated expenses for the current fiscal year.

The actual Other Expenses are currently expected to be 0.60% and Total Annual Fund Operating Expenses for Class A, Class B and Class C shares are not expected to exceed 1.25%, 1.75% and 1.75%, respectively. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $710          $996           $1,302        $2,169
--------------------------------------------------------------------------------
CLASS B SHARES**            $694          $900           $1,232        $2,103***
--------------------------------------------------------------------------------
CLASS C SHARES**            $294          $600           $1,032        $2,233
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $194          $600           $1,032        $2,103***
--------------------------------------------------------------------------------
CLASS C SHARES              $194          $600           $1,032        $2,233
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund uses an active equity management style focused on earnings momentum and value within a diversified stock universe. The Fund seeks capital appreciation by targeting companies with strong revenue gains and attractive earnings momentum and seeks value by emphasizing companies with relatively low price-to-book ratios, low price-to-cash flows ratios versus return on capital and above average dividend yield.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN LARGE CAP EQUITY FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Large Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN LARGE CAP EQUITY FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Value Funds Index.

The performance for the period before Class A shares were launched on May 8, 1996 is based on the performance of Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-1996 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991        31.24%
1992         5.20%
1993         8.63%
1994         0.22%
1995        31.03%
1996        22.54%
1997        32.63%
1998        21.69%
1999        10.42%
2000        -4.62%

--------------------------------------------------------------------------------
BEST QUARTER                                                              18.90%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                             -9.73%
--------------------------------------------------------------------------------

                                                               3rd quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                               -10.12%       14.45%         14.48%
--------------------------------------------------------------------------------
CLASS B                                -9.41%       15.10%         14.92%
--------------------------------------------------------------------------------
CLASS C                                -5.98%       15.26%         14.89%
--------------------------------------------------------------------------------
S&P 500 INDEX                          -9.10%       18.33%         17.44%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX      1.95%       15.74%         16.12%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on May 7, 1996. The performance for the period before Class B shares were launched is based on the performance of Institutional Class shares of the Fund. Class C shares were first offered on November 11, 1998. The performance for the period before Class C shares were launched is based on the performance of Class B shares of the Fund. The actual returns of Class B shares and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Institutional Class shares.

J.P. MORGAN LARGE CAP EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A                 0.40%        0.25%            0.70%#     1.35%#
--------------------------------------------------------------------------------
CLASS B                 0.40%        0.75%            0.70%#     1.85%#
--------------------------------------------------------------------------------
CLASS C                 0.40%        0.75%            0.70%#     1.85%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on expenses incurred during the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.60% and Total Annual Fund Operating Expenses for Class A, Class B and Class C shares are not expected to exceed 1.25%, 1.75% and 1.75%, respectively. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $705          $978           $1,272        $2,105
--------------------------------------------------------------------------------
CLASS B SHARES**            $688          $882           $1,201        $2,039***
--------------------------------------------------------------------------------
CLASS C SHARES**            $288          $582           $1,001        $2,169
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $188          $582           $1,001        $2,039***
--------------------------------------------------------------------------------
CLASS C SHARES              $188          $582           $1,001        $2,169
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide capital growth over the long term and earn income from dividends.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The Fund's advisers apply an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The advisers will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies displaying level or rising dividends.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments as well as in U.S. government debt securities and investment- grade debt securities. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN GROWTH AND INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose on your investment in the Fund. This section describes some of the specific risks of investing in Growth and Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if the companies in which it invests do not pay dividends.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

J.P. MORGAN GROWTH AND INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a widely recognized market benchmark, and the Lipper Large-Cap Value Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1991        59.13%
1992        15.06%
1993        12.99%
1994        -3.41%
1995        27.55%
1996        19.38%
1997        29.53%
1998        14.11%
1999         8.09%
2000         0.48%

--------------------------------------------------------------------------------
BEST QUARTER                                                              33.98%
--------------------------------------------------------------------------------

                                                               1st quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                            -12.20%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                               -5.29%        12.55%         16.49%
--------------------------------------------------------------------------------
CLASS B                               -4.26%        13.08%         16.76%
--------------------------------------------------------------------------------
CLASS C                               -0.88%        12.94%         16.56%
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX              6.08%        16.81%         16.88%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX     1.95%        15.74%         16.12%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 4, 1993. The performance for the period before Class B shares were launched is based on the performance of Class A shares of the Fund. Class C shares were first offered on January 2, 1998. The performance for the period before Class C shares were launched is based on the performance of Class B shares. The actual returns of Class B and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

J.P. MORGAN GROWTH AND INCOME FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A                 0.40%        0.25%            0.65%      1.30%
--------------------------------------------------------------------------------
CLASS B                 0.40%        0.75%            0.65%      1.80%
--------------------------------------------------------------------------------
CLASS C                 0.40%        0.75%            0.65%      1.80%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $700          $963           $1,247        $2,053
--------------------------------------------------------------------------------
CLASS B SHARES**            $683          $866           $1,175        $1,985***
--------------------------------------------------------------------------------
CLASS C SHARES**            $283          $566           $  975        $2,116
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $183          $566           $975          $1,985***
--------------------------------------------------------------------------------
CLASS C SHARES              $183          $566           $975          $2,116
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN CORE EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Core Equity Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Core Equity Portfolio as well as to the Fund.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 Index stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth greater than or equal to that of the equity markets.

The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500 Index. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

The Fund may invest up to 30% of its total assets in foreign securities, including depositary receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that are not invested in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN CORE EQUITY FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Core Equity Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary shares, including unsponsored depositary shares. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN CORE EQUITY FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

Class A shares were formerly called Investor Class shares, which did not have a sales load. The performance for the period before Class A shares were launched on September 10, 1998 is based on the performance of Institutional Class shares (formerly Premier Class shares) of the fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1994-1998 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1994        -4.03%
1995        25.53%
1996        22.54%
1997        33.33%
1998        30.80%
1999        23.59%
2000       -12.19%

--------------------------------------------------------------------------------
BEST QUARTER                                                              22.85%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -11.03%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                       SINCE
                                            PAST          PAST         INCEPTION
                                            1 YEAR        5 YEARS      (4/1/93)
--------------------------------------------------------------------------------
CLASS A                                     -17.23%       16.93%       14.42%
--------------------------------------------------------------------------------
CLASS B                                     -16.28%       18.12%       15.30%
--------------------------------------------------------------------------------
CLASS C                                     -13.01%       18.32%       15.30%
--------------------------------------------------------------------------------
S&P 500  INDEX                               -9.10%       18.33%       17.11%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX            -7.37%       16.79%       15.34%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares and Class C shares were first offered on February 16, 2001. The performance for the period before Class B shares and Class C shares were launched is based on the performance of Class A shares of the Fund. The actual returns of Class B shares and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

J.P. MORGAN CORE EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A*                0.50%#       0.25%#           0.77%#     1.52%#
--------------------------------------------------------------------------------
CLASS B@                0.50%        0.75%            0.77%      2.02%
--------------------------------------------------------------------------------
CLASS C@                0.50%        0.75%            0.77%      2.02%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

@     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are currently expected to be 0.10%, the Other Expenses for Class A, Class B and Class C shares are expected to be 0.65%, 0.75% and 0.75%, respectively, and Total Annual Fund Operating Expenses for Class A, Class B and Class C shares are not expected to exceed 1.25%, 2.00% and 2.00%, respectively. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $721            $1,028       $1,356        $2,283
--------------------------------------------------------------------------------
CLASS B SHARES**            $705            $  934       $1,288        $2,220***
--------------------------------------------------------------------------------
CLASS C SHARES**            $305            $  634       $1,088        $2,348
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $205          $634           $1,088        $2,220***
--------------------------------------------------------------------------------
CLASS C SHARES              $205          $634           $1,088        $2,348
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN FOCUS FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in common stocks of established companies which have market capitalizations of more than $1 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The Fund invests primarily in U.S. companies, but may also invest in multinational companies that issue American depositary receipts.

The Fund's advisers use an active equity management style that is focused on capital growth from a portfolio of timely investment opportunities. The Fund seeks capital appreciation by emphasizing companies with an outstanding record of earnings growth relative to the equity markets, a projected rate of growth greater than or equal to the equity markets, above market average price-earnings ratios and below average dividend yields.

The Fund will seek to invest in the 25 companies identified by the advisers as having the most favorable characteristics through a disciplined investment approach which relies on research-intensive fundamental analysis.

Fundamental research typically includes analysis of products and market niches, evaluation of competitors, detailed financial analysis, meetings with company management and interviews with industry analysts. In doing their analysis, the advisers will meet industry concentration limits by investing across a number of sectors. However, they may change sector weightings in response to market developments.

The advisers go through this process at least monthly to identify what they believe to be the best 25 companies and adjust their holdings as needed. The Fund usually invests approximately equal amounts in each of the 25 companies. However, it may change these weightings and hold assets of more or less than 25 companies. The advisers also use the process to frequently monitor the Fund's investments.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN FOCUS FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in Fund. This sections some of the specific risks of investing in Focus Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares in the future.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. Since the Fund invests in a relatively small number of companies, a decrease in the value of any one of its investments can have a large impact on the value of the entire portfolio.

J.P. MORGAN FOCUS FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performances does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1999        13.68%
2000       -25.72%

--------------------------------------------------------------------------------
BEST QUARTER                                                              24.54%
--------------------------------------------------------------------------------

                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                            -22.83%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                                         PAST 1 YEAR   (6/30/98)
--------------------------------------------------------------------------------
CLASS A                                                  -29.99%       -8.36%
--------------------------------------------------------------------------------
CLASS B                                                  -29.88%       -7.85%
--------------------------------------------------------------------------------
CLASS C                                                  -26.92%       -6.73%
--------------------------------------------------------------------------------
S&P 500 INDEX                                             -9.10%        7.60%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX                         -7.37%        7.14%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

J.P. MORGAN FOCUS FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDERS FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A                 0.40%        0.25%            0.97%#     1.62%#
--------------------------------------------------------------------------------
CLASS B                 0.40%        0.75%            0.97%#     2.12%#
--------------------------------------------------------------------------------
CLASS C                 0.40%        0.75%            0.97%#     2.12%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on expenses incurred during the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.13%, the Other Expenses for Class A shares are expected to be 0.87% and Total Annual Fund Operating Expenses for Class A, Class B and Class C shares are not expected to exceed 1.25%, 1.85% and 1.85%, respectively. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR          3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $730            $1,057       $1,406        $2,386
--------------------------------------------------------------------------------
CLASS B SHARES**            $715            $  964       $1,339        $2,325***
--------------------------------------------------------------------------------
CLASS C SHARES**            $315            $  664       $1,139        $2,452
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $215          $664           $1,139        $2,325***
--------------------------------------------------------------------------------
CLASS C SHARES              $215          $664           $1,139        $2,452
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN EQUITY GROWTH FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to provide capital appreciation. Producing current income is a secondary objective.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Equity Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Equity Growth Portfolio as well as to the Fund.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:

o projected earnings growth rate that is greater than or equal to the equity markets in general;

o return on assets and return on equity equal to or greater than the equity markets;

o     above market average price-earnings ratios;

o     below-average dividend yield;

o     above-average market volatility; and

o     market capitalization of more than $500 million.

The Fund focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

The Fund may invest up to 30% of its total assets in foreign securities, including depositary receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that are not invested in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and thus lower performance) and increase your taxable dividends.

J.P. MORGAN EQUITY GROWTH FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN EQUITY GROWTH FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large-Cap Growth Funds Index.

Class A shares were formerly called Investor Class shares, which did not have a sales load. The performance for the period before Class A shares were launched on August 13, 1998 is based on the performance of Institutional Class shares (formerly Premier Class shares) of the fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-1998 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991        31.69%
1992         6.43%
1993         2.48%
1994        -0.90%
1995        25.78%
1996        20.52%
1997        37.20%
1998        41.19%
1999        31.54%
2000       -23.58%

--------------------------------------------------------------------------------
BEST QUARTER                                                              27.32%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -17.89%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                               -28.23%       17.12%         14.71%
--------------------------------------------------------------------------------
CLASS B                               -27.03%       18.31%         15.39%
--------------------------------------------------------------------------------
CLASS C                               -24.49%       18.52%         15.39%
--------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX            -22.08%       19.16%         17.60%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH FUNDS INDEX   -19.68%       17.85%         17.32%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares and Class C shares were first offered on February 16, 2001. The performance for the period before Class B shares and Class C shares were launched is based on the performance of Class A shares of the Fund. The actual returns of Class B shares and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

J.P. MORGAN EQUITY GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A*                0.50%#       0.25%#           0.73%#     1.48%#
--------------------------------------------------------------------------------
CLASS B@                0.50%        0.75%            0.73%      1.98%
--------------------------------------------------------------------------------
CLASS C@                0.50%        0.75%            0.73%      1.98%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

@     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares is currently expected to be 0.02% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 1.25%. That's because J.P. Morgan Fleming Asset Management
(USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $717          $1,016         $1,336        $2,242
--------------------------------------------------------------------------------
CLASS B SHARES**            $701          $  921         $1,268        $2,177***
--------------------------------------------------------------------------------
CLASS C SHARES**            $301          $  621         $1,068        $2,306
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $201          $621           $1,068        $2,177***
--------------------------------------------------------------------------------
CLASS C SHARES              $201          $621           $1,068        $2,306
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in Capital Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Capital Growth Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within a universe of S&P MidCap 400 Index stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund's advisers use an active equity management style focused on investing in mid-sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with strong revenue gains, positive earnings trends, value-added or niche products, dependable product or service and superior earnings per share compared to other mid-sized companies.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments that invest primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN CAPITAL GROWTH FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Capital Growth Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

The securities of small or mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

J.P. MORGAN CAPITAL GROWTH FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1991        70.74%
1992        12.95%
1993        20.17%
1994        -1.31%
1995        22.24%
1996        24.20%
1997        23.37%
1998         5.54%
1999        12.77%
2000        14.17%

--------------------------------------------------------------------------------
BEST QUARTER                                                              26.78%
--------------------------------------------------------------------------------

                                                               1st quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                            -19.57%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS A                              7.60%         14.43%          18.56%
--------------------------------------------------------------------------------
CLASS B                              8.61%         14.99%          18.84%
--------------------------------------------------------------------------------
CLASS C                             12.64%         15.05%          18.75%
--------------------------------------------------------------------------------
S&P  MIDCAP 400 INDEX               17.50%         20.41%          19.86%
--------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS INDEX      6.26%         16.17%          17.94%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 4, 1993. The performance for the period before Class B shares were launched is based on the performance of Class A shares of the Fund. Class C shares were first offered on January 2, 1998. The performance for the period before Class C shares were launched is based on the performance of Class B shares of the Fund. The actual returns of Class B and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

J.P. MORGAN CAPITAL GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A                 0.40%        0.25%            0.70%      1.35%
--------------------------------------------------------------------------------
CLASS B                 0.40%        0.75%            0.70%      1.85%
--------------------------------------------------------------------------------
CLASS C                 0.40%        0.75%            0.70%      1.85%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on expenses incurred during the most recent fiscal year.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $705          $978           $1,272        $2,105
--------------------------------------------------------------------------------
CLASS B SHARES**            $688          $882           $1,201        $2,039***
--------------------------------------------------------------------------------
CLASS C SHARES**            $288          $582           $1,001        $2,169
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $188          $582           $1,001        $2,039***
--------------------------------------------------------------------------------
CLASS C SHARES              $188          $582           $1,001        $2,169
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's advisers use an active equity management style focused on companies with above market average price-earnings ratios and price-book ratios, below-average dividend yield and above-average market volatility. The Fund will focus on companies with high quality management, a leading or dominant position in a major product line, new or innovative products and service, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The advisers use a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value styles of investing.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund is currently closed to new investors. You may only buy shares in this Fund through an account established before November 30, 1998. The Fund may modify or eliminate this policy at any time.

The Fund may invest up to 20% of its total assets in foreign securities these investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments that invest primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN SMALL CAP EQUITY FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Small Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

J.P. MORGAN SMALL CAP EQUITY FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P SmallCap 600 Index, a widely recognized market benchmark, and the Lipper Small-Cap Core Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1995        54.04%
1996        28.80%
1997        17.76%
1998         3.34%
1999        13.75%
2000        14.18%

--------------------------------------------------------------------------------
BEST QUARTER                                                              19.38%
--------------------------------------------------------------------------------

                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -21.13%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                      SINCE
                                                                      INCEPTION
                                          PAST 1 YEAR   PAST 5 YEARS  (12/20/94)
--------------------------------------------------------------------------------
CLASS A                                    7.63%        13.92%        20.43%
--------------------------------------------------------------------------------
CLASS B                                    8.56%        14.22%        20.78%
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX                    11.80%        13.57%        16.15%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX          6.93%        12.44%        15.28%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered March 28, 1995. The performance for the period before Class B shares were launched is based on performance for Class A shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Class A shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A                 0.65%        0.25%            0.52%#     1.42%#
--------------------------------------------------------------------------------
CLASS B                 0.65%        0.75%            0.76%#     2.16%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on expenses incurred during the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN SMALL CAP EQUITY FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $711          $998           $1,307        $2,179
--------------------------------------------------------------------------------
CLASS B SHARES**            $719          $976           $1,359        $2,305***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $219          $676           $1,159        $2,305***
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN DYNAMIC SMALL CAP FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small-cap companies. Small-cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's advisers apply an active equity management style focused on investing in small sized growth companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying a stock in order to determine if the stock is still an attractive investment opportunity.

To maintain investment flexibility, the Fund may stop accepting new investors once the Fund's net assets reach approximately $1 billion. If that happens, existing shareholders would still be able to buy additional Fund shares.

J.P. MORGAN DYNAMIC SMALL CAP FUND

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments that invest primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Dynamic Small Cap Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. Smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differ- ing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN DYNAMIC SMALL CAP FUND

increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Small-Cap Growth Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1998        13.46%
1999        30.13%
2000        11.42%

--------------------------------------------------------------------------------
BEST QUARTER                                                              24.00%
--------------------------------------------------------------------------------

                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                            -18.98%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

J.P. MORGAN DYNAMIC SMALL CAP FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000
                                                                       SINCE
                                                                       INCEPTION
                                                       PAST 1 YEAR     (5/19/97)
--------------------------------------------------------------------------------
CLASS A                                                5.03%           22.31%
--------------------------------------------------------------------------------
CLASS B                                                6.11%           23.00%
--------------------------------------------------------------------------------
CLASS C                                                9.74%           23.43%
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX                   0.57%           11.87%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX                   -8.25%           15.85%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class C shares were first offered on January 7, 1998. The performance for the period before Class C shares were launched is based on the performance for Class B shares of the Fund.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE(1)           PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES          5.75%                       NONE
--------------------------------------------------------------------------------
CLASS B SHARES          NONE                        5.00%
--------------------------------------------------------------------------------
CLASS C SHARES          NONE                        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION     OTHER      FUND OPERATING
CLASS OF SHARES         FEE          (12B-1) FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
CLASS A                 0.65%        0.25%            0.75%#     1.65%#
--------------------------------------------------------------------------------
CLASS B                 0.65%        0.75%            0.75%#     2.15%#
--------------------------------------------------------------------------------
CLASS C                 0.65%        0.75%            0.75%#     2.15%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

* The table is based on expenses incurred during the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses for Class A shares is currently expected to be 0.60% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 1.50%. That's because J.P. Morgan Fleming Asset Management
(USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN DYNAMIC SMALL CAP FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $733          $1,065         $1,420        $2,417
--------------------------------------------------------------------------------
CLASS B SHARES**            $718          $  973         $1,354        $2,356***
--------------------------------------------------------------------------------
CLASS C SHARES**            $318          $  673         $1,154        $2,483
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES              $218          $673           $1,154        $2,356***
--------------------------------------------------------------------------------
CLASS C SHARES              $218          $673           $1,154        $2,483
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Funds' investment adviser

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                          Fiscal Year
Fund                                                         Ended           %
--------------------------------------------------------------------------------
Equity Growth Fund                                       Dec. 31, 2000     0.73%
Core Equity Fund                                         Dec. 31, 2000     0.70%
Balanced Fund                                            Dec. 31, 2000     0.69%
Equity Income Fund                                       Dec. 31, 2000     0.72%
Large Cap Equity Fund                                    Oct. 31, 2000     0.13%
Growth & Income Fund                                     Oct. 31, 2000     0.40%
Focus Fund                                               Oct. 31, 2000     0.05%
Capital Growth Fund                                      Oct. 31, 2000     0.40%
Small Cap Equity Fund                                    Oct. 31, 2000     0.65%
Dynamic Small Cap Fund                                   Oct. 31, 2000     0.58%

FUND'S INVESTMENT ADVISER

The Portfolio Managers

BALANCED FUND

Henry Lartigue and Jeff Phelps, Portfolio Manager at JPMFAM (USA), are responsible for the equity portion of the portfolio. H. Mitchell Harper, Senior Vice President and Portfolio Manager at JPMFAM (USA), is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since August of 1999. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined JPMFAM (USA) in 1997. Prior to joining JPMFAM (USA), he was employed by Houston Industries. Mr. Harper has managed the fixed income portion of the portfolio since October 1999. Mr. Harper has been with JPMFAM (USA) since 1987. Previously he worked at John Alden Life Insurance Co. from 1985-1987 as Vice President, Portfolio Management. Prior to that he was Vice President, Department Head-Investments at Bank Life & Casualty.

EQUITY INCOME FUND

Robert Heintz, Director of Equity Management, Research and Trading at
JPMFAM (USA), is responsible for management of the Fund's portfolio. Mr. Heintz has worked at JPMFAM (USA) since 1983 in a variety of investment management positions. Before joining JPMFAM (USA) he worked at the Bank of New York as a Portfolio Manager. Mr. Heintz has been managing the Fund since August 1999.

LARGE CAP EQUITY FUND

Mr. Heintz is responsible for management of the Fund's portfolio. Mr. Heintz has been managing the Fund since August 1999.

GROWTH AND INCOME FUND

Mr. Heintz and Steve O'Keefe, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Mr. O'Keefe joined JPMFAM (USA) in 1989. Prior to joining JPMFAM (USA), he held a position as Quantitative Analyst for the investment division of American General. Both have been managing the Fund since August 1999.

FOCUS FUND

Mr. Lartigue and Mr. Phelps are responsible for management of the Fund's portfolio. They have been managing the Fund since August 1999 and February 2001 respectively.

CAPITAL GROWTH FUND

Mr. Heintz and Chris Matlock, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Prior to joining JPMFAM (USA) he worked at Hollywood Marine, Inc. and KPMG Peat Marwick in an investment management and finance capacity. Both have been managing the Fund since August 1999.

SMALL CAP EQUITY FUND

Mr. Lartigue and Juliet Ellis, Senior Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Before joining JPMFAM (USA), she worked for Merrill Lynch, Pierce, Fenner & Smith as a financial consultant. Both have been managing the Fund since August 1999.

DYNAMIC SMALL CAP FUND

Ms. Ellis and Mr. Lartigue are responsible for management of the Fund's portfolio. Both have been managing the Fund since August 1999.

CORE EQUITY FUND

Mr. Lartigue, and Mr. Phelps have managed the portfolio since January of 1996.

EQUITY GROWTH FUND

Mr. Lartigue has managed the portfolio since July of 1994.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

You must pay a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

You may choose to invest in one of two or three different classes of shares in each Fund. The Small Cap Equity Fund is available in either Class A or Class B shares, as described in this prospectus. You may purchase Class A, Class B or Class C shares in each other Fund described in the prospectus.

Different charges are associated with each class of shares:

o If you choose to invest in Class A shares, you must pay a sales charge when you invest.

o If you choose to invest in Class B shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

o If you choose to invest in Class C shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the sales charge decreases as your investment increases. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

                                                           TOTAL SALES CHARGE

                                                          AS % OF THE   AS %
                                                          OFFERING      OF NET
AMOUNT OF                                                 PRICE         AMOUNT
INVESTMENT                                                PER SHARE     INVESTED
--------------------------------------------------------------------------------
LESS THAN
$100,000                                                  5.75%           6.10%
--------------------------------------------------------------------------------
$100,000 BUT
UNDER $250,000                                            3.75%           3.90%
--------------------------------------------------------------------------------
$250,000 BUT
UNDER $500,000                                            2.50%           2.56%
--------------------------------------------------------------------------------
$500,000 BUT
UNDER $1 MILLION                                          2.00%           2.04%
--------------------------------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR                                                  DEFERRED SALES CHARGE
--------------------------------------------------------------------------------
1                                                     5%
--------------------------------------------------------------------------------
2                                                     4%
--------------------------------------------------------------------------------
3                                                     3%
--------------------------------------------------------------------------------
4                                                     3%
--------------------------------------------------------------------------------
5                                                     2%
--------------------------------------------------------------------------------
6                                                     1%
--------------------------------------------------------------------------------
7                                                     NONE
--------------------------------------------------------------------------------
8                                                     NONE
--------------------------------------------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or the current value of the shares. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

HOW YOUR ACCOUNT WORKS

GENERAL

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It's a subsidiary of BISYS Group, Inc. and is not affiliated with JPMFAM
(USA). Each Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares. In addition, each Fund except the Small Cap Equity Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributed to Class C shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund operating expenses (expenses that are deducted from Fund assets) for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

Buying Fund shares

You can buy shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. The Systematic Investment Plan is described in detail later in this document.

                                   ----------

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the J.P. Morgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The J.P. Morgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The J.P. Morgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the J.P. Morgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account.

Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

--------------------------------------------------------------------------------
THE J.P. MORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

TYPE OF                                                INITIAL       ADDITIONAL
ACCOUNT                                                INVESTMENT    INVESTMENTS
--------------------------------------------------------------------------------
REGULAR
ACCOUNT                                                $2,500        $100
--------------------------------------------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                                                   $1,000        $100
--------------------------------------------------------------------------------
IRAS                                                   $1,000        $100
--------------------------------------------------------------------------------
SEP-IRAS                                               $1,000        $100
--------------------------------------------------------------------------------
EDUCATION
IRAS                                                   $  500        $100
--------------------------------------------------------------------------------

Make your check out to J.P. Morgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the J.P. Morgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you

HOW YOUR ACCOUNT WORKS

should pay by certified check to avoid delays. The Funds will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

                                   ----------

You can sell your shares on any day that the J.P. Morgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the J.P. Morgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send you the proceeds the next business day. We will accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

o     you want to sell shares with a net asset value of $100,000 or more, or

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other J.P. Morgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one J. P. Morgan account to another of the same class.

Call the J.P. Morgan Funds Service Center for details.

                                   ----------

If you exchange Class B shares of a Fund for Class B shares of another J.P. Morgan Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

Other information concerning the Funds

We may close your account if the balance falls below $500 because you have sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 day's notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account

HOW YOUR ACCOUNT WORKS

registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Funds held by investors by the shareholder servicing agent.

JPMFAM(USA)and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A and Class B shares of the Funds and Class C shares of all Funds except the Small Cap Equity Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMFAM(USA)and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Balanced Fund, Equity Income Fund, Large Cap Equity Fund, Core Equity Fund, Growth and Income Fund and Equity Growth Fund distribute any net investment income at least quarterly. The Focus Fund, Capital Growth Fund, Small Cap Equity Fund and Dynamic Small Cap Fund distribute any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Balanced Fund and Equity Income Fund expect that their distributions will consist primarily of ordinary income. The Core Equity Fund, Growth and Income Fund, Equity Growth Fund, Focus Fund, Capital Growth Fund, Small Cap Equity Fund and Dynamic Small Cap Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the J.P. Morgan Funds Service Center. Call 1-800- 348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800- 348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one J.P. Morgan Fund account to another on a regular basis. It is a free service.

FREE EXCHANGE PRIVILEGE

You can exchange money between J.P. Morgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B shares or Class C on which you've paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the class A shares within 90 days of selling the Class B or Class C shares.

What the terms mean

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provide selected per share data and ratios for one Class A Share and, where applicable, one Class B Share and one Class C Share.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Reports to Shareholders for the year ended October 31, 2000 for the Large Cap Equity, Growth and Income, Focus, Capital Growth, Small Cap Equity and Dynamic Small Cap Fund and December 31, 2000 for the Balanced, Equity Income, Core Equity and Equity Growth Funds, which are incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. Morgan Balanced Fund*

                                                                                            CLASS A**
                                                                              ------------------------------------
                                                                                  Year          Year   10/16/98***
                                                                                 Ended         Ended       Through
PER SHARE OPERATING PERFORMANCE:                                              12/31/00      12/31/99      12/31/98
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 38.46       $ 34.51       $ 31.87
------------------------------------------------------------------------------------------------------------------
  Income from investments operations:
    Net investment income                                                         0.76@         0.70@         0.10
    Net gains or losses in investments (both realized and unrealized)            (1.96)         4.05          3.95
                                                                               -------       -------       -------
    Total from investment operations                                             (1.20)         4.75          4.05

  Less distributions:
    Dividents from net investment income                                          1.28          0.61          0.16
    Distributions from capital gains                                              5.75          0.19          1.25
                                                                               -------       -------       -------
    Total distributions                                                           7.03          0.80          1.41
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 30.23       $ 38.46       $ 34.51
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                  (2.80%)       13.94%        12.78%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $     2       $     2       $     1
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------------------------
Expenses                                                                          1.25%         1.25%         1.25%
------------------------------------------------------------------------------------------------------------------
Net investment income                                                             1.99%         1.94%         1.84%
------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                     2.75%         3.34%       107.16%
------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits        0.49%        (0.15%)     (104.07%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            134%           45%           58%
------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Balanced Fund.

 **   Formerly Investor Class Shares.

***   Commencement of offering of class of shares.

  #   Short periods have been annualized.

  @   Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

J.P. Morgan Equity Income Fund*

                                                                                            CLASS A**
                                                                              ------------------------------------
                                                                                  Year          Year    8/24/98***
                                                                                 Ended         Ended       Through
PER SHARE OPERATING PERFORMANCE:                                              12/31/00      12/31/99      12/31/98
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 49.83       $ 46.23       $ 40.49
------------------------------------------------------------------------------------------------------------------
  Income from investments operations:
    Net investment income                                                         0.17@         0.20@         0.06
    Net gains or losses in investments (both realized and unrealized)            (2.66)         5.63          5.89
                                                                               -------       -------       -------
    Total from investment operations                                             (2.49)         5.83          5.95

  Less distributions:
    Dividends from net investment income                                          0.18          0.23          0.07
    Distributions from capital gains                                             11.81          2.00          0.14
                                                                               -------       -------       -------
    Total distributions                                                          11.99          2.23          0.21
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 35.35       $ 49.83       $ 46.23
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                  (4.09%)       12.70%        14.70%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $     5       $     4       $     1
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------------------------
Expenses                                                                          1.25%         1.24%         1.18%
------------------------------------------------------------------------------------------------------------------
Net investment income                                                             0.34%         0.42%         0.57%
------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                     1.94%         3.33%        37.61%
------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits       (0.35%)       (1.67%)      (35.86%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             15%           16%            3%
------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Equity Income Fund.

 **   Formerly Investor Class Shares.

***   Commencement of offering of class of shares.

  #   Short periods have been annualized.

  @   Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

FINANCIAL HIGHLIGHTS

J.P. Morgan Core Equity Fund*

                                                                                            CLASS A**
                                                                              ------------------------------------
                                                                                  Year          Year    9/10/98***
                                                                                 Ended         Ended       Through
PER SHARE OPERATING PERFORMANCE:                                              12/31/00      12/31/99      12/31/98
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 32.19       $ 26.52       $ 21.49
------------------------------------------------------------------------------------------------------------------
  Income from investments operations:
    Net investment income                                                        (0.05)        (0.05)@          --
    Net gains or losses in investments (both realized and unrealized)            (3.96)         6.28          6.22
                                                                               -------       -------       -------
    Total from investment operations                                             (4.01)         6.23          6.22

  Less distributions:
    Dividends from net investment income                                            --          0.01          0.02
    Distributions from capital gains                                              1.88          0.55          1.17
                                                                               -------       -------       -------
    Total distributions                                                           1.88          0.56          1.19
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 26.30       $ 32.19       $ 26.52
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                 (12.19%)       23.59%        29.08%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $     9       $     6       $     1
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------------------------
Expenses                                                                          1.24%         1.24%         1.23
------------------------------------------------------------------------------------------------------------------
Net investment income                                                            (0.25%)       (0.13%)       (0.03%)
------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                       1.80%         3.02%       140.46%
------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                         (0.81%)       (1.89%)     (139.26%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           11%+          32%
------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Core Equity Fund.

 **   Formerly Investor Class Shares.

***   Commencement of offering of class of shares.

  #   Short periods have been annualized.

  + Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio.

  @   Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

J.P. Morgan Equity Growth Fund*

                                                                                            CLASS A**
                                                                              ------------------------------------
                                                                                  Year          Year    8/13/98***
                                                                                 Ended         Ended       Through
PER SHARE OPERATING PERFORMANCE:                                              12/31/00      12/31/99      12/31/98
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 67.85       $ 52.30       $ 45.57
------------------------------------------------------------------------------------------------------------------
  Income from investments operations:
    Net investment income                                                        (0.42)@       (0.29)@       (0.02)
    Net gains or losses in investments (both realized and unrealized)           (16.14)        16.75          8.53
                                                                               -------       -------       -------
    Total from investment operations                                            (16.56)        16.46          8.51

  Less distributions:
    Dividends from net investment income                                            --            --            --
    Distributions from capital gains                                              8.17          0.91          1.78
                                                                               -------       -------       -------
    Total distributions                                                           8.17          0.91          1.78
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 43.12       $ 67.85       $ 52.30
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                 (23.85%)       31.54%        18.80%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $    24       $    15       $     1
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------------------------
Expenses                                                                          1.24%         1.24%         1.25%
------------------------------------------------------------------------------------------------------------------
Net investment income                                                            (0.65%)       (0.48%)       (0.19%)
------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                       1.64%         2.34%         5.88%
------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                         (1.05%)       (1.58%)        4.82%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                           15%~          35%
------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Equity Growth Fund.

 **   Formerly Investor Class Shares.

***   Commencement of offering of class of shares.

  #   Short periods have been annualized.

  ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Equity Growth Portfolio.

  @   Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

FINANCIAL HIGHLIGHTS

J.P. Morgan Large Cap Equity Fund*

                                                                                                     CLASS A
                                                                           ---------------------------------------------------------
                                                                               Year        Year        Year        Year    5/8/96**
                                                                              Ended       ended       ended       ended     through
PER SHARE OPERATING PERFORMANCE                                            10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $16.20      $15.09      $14.83      $13.25      $12.06
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                      0.07        0.13        0.12        0.11        0.05
    Net gains or losses in securities
    (both realized and unrealized)                                             1.08        2.06        1.92        3.45        1.21
                                                                             ------      ------      ------      ------      ------
    Total from investment operations                                           1.15        2.19        2.04        3.56        1.26

  Less distributions:
    Dividends from net investment income                                       0.07        0.13        0.12        0.09        0.07
    Distributions from capital gains                                           1.06        0.95        1.66        1.89          --
                                                                             ------      ------      ------      ------      ------
    Total distributions                                                        1.13        1.08        1.78        1.98        0.07
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $16.22      $16.20      $15.09      $14.83      $13.25
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                7.34%      14.96%      15.15%      30.69%      10.84%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   65      $   69      $   50      $   44      $    8
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                       0.96%       0.80%       0.85%       1.13%       1.38%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          0.43%       0.80%       0.81%       0.61%       0.84%
------------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                  1.33%       1.30%       1.35%       1.63%       1.87%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits     0.06%       0.30%       0.31%       0.11%       0.35%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          27%         70%         72%         72%         89%
------------------------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Large Cap Equity Fund.

 **   Commencement of offering of class of shares.

  #   Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

J.P. Morgan Large Cap Equity Fund (continued)*

                                                                                          CLASS B
                                                             ---------------------------------------------------------------
                                                                 Year          Year         Year         Year     5/7/96**
                                                                Ended         ended        ended        ended      through
PER SHARE OPERATING PERFORMANCE                              10/31/00      10/31/99     10/31/98     10/31/97     10/31/96
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $16.10       $15.02       $14.76       $13.22       $12.06
----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        (0.02)        0.07         0.05         0.07         0.05
    Net gains or losses in securities
    (both realized and unrealized)                                1.08         2.03         1.92         3.42         1.19
                                                                ------       ------       ------       ------       ------
    Total from investment operations                              1.06         2.10         1.97         3.49         1.24

  Less distributions:
    Dividends from net investment income                          0.01         0.07         0.05         0.06         0.08
    Distributions from capital gains                              1.06         0.95         1.66         1.89           --
                                                                ------       ------       ------       ------       ------
    Total distributions                                           1.07         1.02         1.71         1.95         0.08
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $16.09       $16.10       $15.02       $14.76       $13.22
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                   6.76%       14.38%       14.71%       30.15%        6.66%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                            $   29       $   35       $   10       $    5       $    1
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                          1.46%        1.29%        1.35%        1.59%        1.88%
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                            (0.06%)       0.28%        0.31%        0.15%        0.14%
----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits     1.83%        1.79%        1.85%        2.09%        2.38%
----------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements
and earnings credits                                             (0.43%)      (0.22%)      (0.19%)      (0.35%)      (0.36%)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             27%          70%          72%          72%          89%
----------------------------------------------------------------------------------------------------------------------------
                                                                     CLASS C
                                                             ---------------------
                                                                 Year   11/11/98**
                                                                Ended      through
PER SHARE OPERATING PERFORMANCE                              10/31/00     10/31/99
----------------------------------------------------------------------------------
Net asset value, beginning of period                           $16.03       $15.21
----------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                       (0.01)        0.07
    Net gains or losses in securities
    (both realized and unrealized)                               1.06         1.79
                                                               ------       ------
    Total from investment operations                             1.05         1.86

  Less distributions:
    Dividends from net investment income                         0.01         0.09
    Distributions from capital gains                             1.06         0.95
                                                               ------       ------
    Total distributions                                          1.07         1.04
----------------------------------------------------------------------------------
Net asset value, end of period                                 $16.01       $16.03
----------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  6.74%       12.62%
==================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Net assets, end of period (millions)                           $    2       $    1
----------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
----------------------------------------------------------------------------------
Expenses                                                         1.48%        1.29%
----------------------------------------------------------------------------------
Net investment income                                           (0.10%)       0.24%
----------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits    1.83%        1.79%
----------------------------------------------------------------------------------
Net investment income without waivers, reimbursements
and earnings credits                                            (0.45%)      (0.26%)
----------------------------------------------------------------------------------
Portfolio turnover rate                                            27%          70%
----------------------------------------------------------------------------------

  *   Formerly Chase Vista Large Cap Equity Fund.

 **   Commencement of offering of class of shares.

  #   Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

FINANCIAL HIGHLIGHTS

J.P. Morgan Growth and Income Fund*

                                                                                                     CLASS A
                                                                           ---------------------------------------------------------
                                                                               Year        Year        Year        Year        Year
                                                                              Ended       ended       ended       ended       ended
PER SHARE OPERATING PERFORMANCE                                            10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $43.65      $43.24      $46.21      $39.21      $34.96
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                      0.09@       0.18@       0.19@       0.35@       0.60
    Net gains or losses in securities
    (both realized and unrealized)                                             3.31        5.07        3.59       10.18        5.96
                                                                             ------      ------      ------      ------      ------
    Total from investment operations                                           3.40        5.25        3.78       10.53        6.56
                                                                             ------      ------      ------      ------      ------

  Less distributions:
    Dividends from net investment income                                       0.03        0.17        0.19        0.38        0.55
    Distributions from capital gains                                           6.31        4.67        6.56        3.15        1.76
                                                                             ------      ------      ------      ------      ------
    Total distributions                                                        6.34        4.84        6.75        3.53        2.31
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $40.71      $43.65      $43.24      $46.21      $39.21
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                8.88%      12.82%       9.09%      28.84%      19.60%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $1,131      $1,385      $1,499      $1,497      $1,591
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                       1.30%       1.26%       1.25%       1.27%       1.32%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          0.23%       0.41%       0.44%       0.82%       1.46%
------------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                    1.30%       1.26%       1.25%       1.27%       1.32%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                       0.23%       0.41%       0.44%       0.82%       1.46%
------------------------------------------------------------------------------------------------------------------------------------

      *     Formerly Chase Vista Growth and Income Fund.

      (1) Total return figures do not include the effect of any front-end or deferred sales load.

      @     Calculated based upon average shares outstanding.

FINANCIAL HIGHLIGHTS

J.P. Morgan Growth and Income Fund (continued)*

                                                                                        CLASS B
                                                          ----------------------------------------------------------------
                                                              Year          Year          Year          Year         Year
                                                             Ended         ended         ended         ended        ended
PER SHARE OPERATING PERFORMANCE                           10/31/00      10/31/99      10/31/98      10/31/97     10/31/96
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 43.25       $ 42.92       $ 45.96       $ 39.02      $ 34.81
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                    (0.11)@       (0.04)@       (0.02)@        0.13@        0.37
    Net gains or losses in securities
    (both realized and unrealized)                            3.26          5.04          3.54         10.13         5.98
                                                           -------       -------       -------       -------      -------
    Total from investment operations                          3.15          5.00          3.52         10.26         6.35
                                                           -------       -------       -------       -------      -------

  Less distributions:
    Dividends from net investment income                        --            --            --          0.17         0.38
    Distributions from capital gains                          6.31          4.67          6.56          3.15         1.76
                                                           -------       -------       -------       -------      -------
    Total distributions                                       6.31          4.67          6.56          3.32         2.14
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 40.09       $ 43.25       $ 42.92       $ 45.96      $ 39.02
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                               8.32%        12.29%         8.52%        28.20%       19.02%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                       $   409       $   528       $   542       $   489      $   370
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
Expenses                                                      1.80%         1.76%         1.75%         1.77%        1.81%
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                        (0.27%)       (0.09%)       (0.06%)        0.31%        0.95%
--------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                   1.80%         1.76%         1.75%         1.77%        1.81%
--------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements     (0.27%)       (0.09%)       (0.06%)        0.31%        0.95%
--------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS C
                                                          ------------------------------------
                                                              Year          Year    01/02/98**
                                                             Ended         ended       through
PER SHARE OPERATING PERFORMANCE                           10/31/00      10/31/99      10/31/98
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 42.34       $ 42.13       $ 41.64
----------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                    (0.11)@       (0.03)@       (0.02)@
    Net gains or losses in securities
    (both realized and unrealized)                            3.18          4.94          0.68
                                                           -------       -------       -------
    Total from investment operations                          3.07          4.91          0.66

  Less distributions:
    Dividends from net investment income                        --          0.03          0.09
    Distributions from capital gains                          6.31          4.67          0.08
                                                           -------       -------       -------
    Total distributions                                       6.31          4.70          0.17
----------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 39.10       $ 42.34       $ 42.13
----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                               8.31%        12.29%         1.55%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (millions)                       $     9       $    10       $     5
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
----------------------------------------------------------------------------------------------
Expenses                                                      1.80%         1.76%         1.72%
----------------------------------------------------------------------------------------------
Net investment income                                        (0.27%)       (0.07%)       (0.05%)
----------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                   1.80%         1.76%         1.72%
----------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements     (0.27%)       (0.07%)       (0.05%)
----------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Growth and Income Fund.

 **   Commencement of offering of class of shares.

  #   Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

  @   Calculated based upon average shares outstanding.

FINANCIAL HIGHLIGHTS

J.P. Morgan Focus Fund*

                                                                                             CLASS A
                                                                              ------------------------------------
                                                                                  Year          Year     6/30/98**
                                                                                 Ended         ended       through
PER SHARE OPERATING PERFORMANCE                                               10/31/00      10/31/99      10/31/98
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $  9.83       $  9.40       $ 10.00
--------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment income                                                        (0.08)         0.01@         0.01
    Net gains or losses in securities (both realized and unrealized)              0.17          0.43         (0.61)
                                                                               -------       -------       -------
    Total from investment operations                                              0.09          0.44         (0.60)
                                                                               -------       -------       -------

  Less distributions:
    Dividends from net investment income                                            --          0.01            --
    Distributions from capital gains                                                --            --            --
                                                                               -------       -------       -------
    Total distributions                                                             --          0.01            --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $  9.92       $  9.83       $  9.40
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                   0.92%         4.67%        (6.00%)
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $    20       $    17       $    18
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------
Expenses                                                                          1.25%         1.25%         1.25%
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                            (0.69%)        0.07%         0.48%
--------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                     1.70%         1.81%         2.05%
--------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits       (1.14%)       (0.49%)       (0.32%)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            124%          173%           33%
--------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS B
                                                                              -------------------------------------
                                                                                  Year          Year     6/30/98**
                                                                                 Ended         ended       through
PER SHARE OPERATING PERFORMANCE                                               10/31/00      10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $  9.77       $  9.38       $ 10.00
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment income                                                        (0.12)        (0.05)@          --
    Net gains or losses in securities (both realized and unrealized)              0.14          0.44         (0.62)
                                                                               -------       -------       -------
    Total from investment operations                                              0.02          0.39         (0.62)
                                                                               -------       -------       -------
  Less distributions:
    Dividends from net investment income                                            --            --            --
    Distributions from capital gains                                                --            --            --
                                                                               -------       -------       -------
    Total distributions                                                             --            --            --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $  9.79       $  9.77       $  9.38
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                   0.20%         4.16%        (6.20%)
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $    28       $    22       $    18
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------
Expenses                                                                          1.85%         1.84%         1.85%
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                            (1.29%)       (0.51%)       (0.15%)
-------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                     2.20%         2.30%         2.54%
-------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits       (1.64%)       (0.97%)       (0.84%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            124%          173%           33%
-------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Focus Fund.

 **   Commencement of operations.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

  #   Short periods have been annualized.

  @   Calculated based upon average shares outstanding.

J.P. Morgan Focus Fund (continued)*

                                                                                             CLASS C
                                                                              -------------------------------------
                                                                                 Year           Year    06/30/98**
                                                                                Ended          ended       through
PER SHARE OPERATING PERFORMANCE                                               10/31/00      10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $  9.76       $  9.38       $ 10.00
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:

    Net investment income                                                        (0.14)        (0.05)@          --
    Net gains or losses in securities (both realized and unrealized)              0.17          0.43         (0.62)
                                                                               -------       -------       -------
    Total from investment operations                                              0.03          0.38         (0.62)

  Less distributions:
    Dividends from net investment income                                            --            --            --
    Distributions from capital gains                                                --            --            --
                                                                               -------       -------       -------
    Total distributions                                                             --            --            --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $  9.79       $  9.76       $  9.38
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                   0.31%         4.05%        (6.20%)
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $     7       $     7       $     4
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------
Expenses                                                                          1.85%         1.84%         1.85%
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                            (1.29%)       (0.55%)       (0.14%)
-------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                     2.20%         2.29%         2.55%
-------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits       (1.64%)       (1.00%)       (0.84%)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            124%          173%           33%
-------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Focus Fund.

 **   Commencement of operations.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

  #   Short periods have been annualized.

  @   Calculated based upon average shares outstanding.

FINANACIAL HIGHLIGHTS

J.P. Morgan Capital Growth Fund*

                                                                                                    CLASS A
                                                                           ---------------------------------------------------------
                                                                               Year        Year        Year        Year        Year
                                                                              Ended       ended       ended       ended       ended
Per Share Operating Performance                                            10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $42.85      $41.22      $46.76      $41.60      $35.65
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                     (0.14)@     (0.20)@     (0.12)      (0.02)@      0.15
    Net gains or losses in securities (both realized and unrealized)          10.11        5.75       (0.52)      10.13        7.27
                                                                             ------      ------      ------      ------      ------
    Total from investment operations                                           9.97        5.55       (0.64)      10.11        7.42

  Less distributions:
    Dividends from net investment income                                         --          --          --        0.15        0.12
    Distributions from capital gains                                           4.91        3.92        4.90        4.80        1.35
                                                                             ------      ------      ------      ------      ------
    Total distributions                                                        4.91        3.92        4.90        4.95        1.47
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $47.91      $42.85      $41.22      $46.76      $41.60
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                               25.81%      14.30%      (1.60%)     26.47%      21.48%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $  523      $  577      $  728      $  839      $  768
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                       1.35%       1.30%       1.27%       1.31%       1.37%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         (0.32%)     (0.48%)     (0.24%)     (0.05%)      0.39%
------------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                    1.35%       1.30%       1.27%       1.31%       1.37%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                      (0.32%)     (0.48%)     (0.24%)     (0.05%)      0.39%
------------------------------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Capital Growth Fund.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

  @   Calculated based upon average shares outstanding.

J.P. Morgan Capital Growth Fund (continued)*

                                                                                        CLASS B
                                                          -----------------------------------------------------------------
                                                              Year          Year          Year          Year         Year
                                                             ended         ended         ended         ended        ended
PER SHARE OPERATING PERFORMANCE                           10/31/00      10/31/99      10/31/98      10/31/97     10/31/96
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 41.67       $ 40.38       $ 46.11       $ 41.21      $ 35.39
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                    (0.35)        (0.40)@       (0.29)        (0.23)@      (0.08)
    Net gains or losses in securities
    (both realized and unrealized)                            9.79          5.61         (0.54)        10.01         7.25
                                                           -------       -------       -------       -------      -------
    Total from investment operations                          9.44          5.21         (0.83)         9.78         7.17
                                                           -------       -------       -------       -------      -------

  Less distributions:
    Dividends from net investment income                        --            --            --          0.08           --
    Distributions from capital gains                          4.91          3.92          4.90          4.80         1.35
                                                           -------       -------       -------       -------      -------
    Total distributions                                       4.91          3.92          4.90          4.88         1.35
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 46.20       $ 41.67       $ 40.38       $ 46.11      $ 41.21
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                              25.21%        13.71%        (2.08%)       25.85%       20.88%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                       $   318       $   338       $   405       $   422      $   334
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
Expenses                                                      1.85%         1.80%         1.77%         1.81%        1.87%
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                        (0.82%)       (0.98%)       (0.74%)       (0.56%)      (0.21%)
---------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                   1.85%         1.80%         1.77%         1.81%        1.87%
---------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements     (0.82%)       (0.98%)       (0.74%)       (0.56%)      (0.21%)
---------------------------------------------------------------------------------------------------------------------------
                                                                         CLASS C
                                                          -------------------------------------
                                                              Year          Year    01/02/98**
                                                             ended         ended       through
PER SHARE OPERATING PERFORMANCE                           10/31/00      10/31/99      10/31/98
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 41.31       $ 40.03       $ 42.81
-----------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                    (0.35)@       (0.39)@       (0.09)
    Net gains or losses in securities
    (both realized and unrealized)                            9.71          5.59         (2.69)
                                                           -------       -------       -------
    Total from investment operations                          9.36          5.20         (2.78)
                                                           -------       -------       -------

  Less distributions:
    Dividends from net investment income                        --            --            --
    Distributions from capital gains                          4.91          3.92            --
                                                           -------       -------       -------
    Total distributions                                       4.91          3.92            --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                             $ 45.76       $ 41.31       $ 40.03
-----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                              25.25%        13.81%        (6.49%)
===============================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (millions)                       $     5       $     6       $     4
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-----------------------------------------------------------------------------------------------
Expenses                                                      1.85%         1.80%         1.73%
-----------------------------------------------------------------------------------------------
Net investment income                                        (0.82%)       (0.97%)       (0.59%)
-----------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                   1.85%         1.80%         1.73%
-----------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements     (0.82%)       (0.97%)       (0.59%)
-----------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Capital Growth Fund.

 **   Commencement of offering of class of shares.

  #   Short periods have been annualized.

  @   Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

FINANCIAL HIGHLIGHTS

J.P. Morgan Small Cap Equity Fund*

                                                                          CLASS A
                                            -----------------------------------------------------------------
                                                Year          Year         Year           Year          Year
                                               ended         ended        ended          ended         ended
PER SHARE OPERATING PERFORMANCE             10/31/00      10/31/99     10/31/98       10/31/97      10/31/96
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 22.77       $ 20.40       $ 23.57       $ 19.19       $ 15.07
-------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                      (0.20)@       (0.13)@       (0.11)        (0.05)         0.01
    Net gain or losses in securities
    (both realized and unrealized)              7.97          2.67         (2.42)         4.72          4.32
                                             -------       -------       -------       -------       -------
    Total from investment operations            7.77          2.54         (2.53)         4.67          4.33
  Less distributions:
    Dividends from net investment income          --            --            --            --          0.03
    Distributions from capital gains            2.65          0.17          0.64          0.29          0.18
                                             -------       -------       -------       -------       -------
    Total distributions                         2.65          0.17          0.64          0.29          0.21
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 27.89       $ 22.77       $ 20.40       $ 23.57       $ 19.19
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                37.10%        12.49%       (10.93%)       24.61%        29.06%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)         $    93       $    98       $   133       $   174       $   145
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-------------------------------------------------------------------------------------------------------------
Expenses                                        1.44%         1.40%         1.38%         1.45%         1.50%
-------------------------------------------------------------------------------------------------------------
Net investment income                          (0.77%)       (0.59%)       (0.43%)       (0.23%)        0.03%
-------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements
 and earnings credits                           1.44%         1.40%         1.38%         1.45%         1.52%
-------------------------------------------------------------------------------------------------------------
Net investment income without waivers,
reimbursements and earnings credits            (0.77%)       (0.59%)       (0.43%)       (0.23%)        0.01%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           75%           92%           74%           55%           78%
-------------------------------------------------------------------------------------------------------------
                                                                         CLASS B
                                            -----------------------------------------------------------------
                                                Year          Year          Year          Year          Year
                                               ended         ended         ended         ended         ended
PER SHARE OPERATING PERFORMANCE             10/31/00      10/31/99      10/31/98      10/31/97      10/31/96
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 22.06       $ 19.91       $ 23.19       $ 19.00       $ 15.01
-------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                      (0.37)@       (0.28)@       (0.31)        (0.27)        (0.08)
    Net gain or losses in securities
    (both realized and unrealized)              7.69          2.60         (2.33)         4.75          4.25
                                             -------       -------       -------       -------       -------
    Total from investment operations            7.32          2.32         (2.64)         4.48          4.17
  Less distributions:
    Dividends from net investment income          --            --            --            --            --
    Distributions from capital gains            2.65          0.17          0.64          0.29          0.18
                                             -------       -------       -------       -------       -------
    Total distributions                         2.65          0.17          0.64          0.29          0.18
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 26.73       $ 22.06       $ 19.91       $ 23.19       $ 19.00
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                36.17%        11.69%       (11.60%)       23.84%        28.04%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)         $    57       $    57       $    80       $   100       $    73
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-------------------------------------------------------------------------------------------------------------
Expenses                                        2.17%         2.12%         2.10%         2.16%         2.22%
-------------------------------------------------------------------------------------------------------------
Net investment income                          (1.50%)       (1.31%)       (1.15%)       (0.94%)       (0.68%)
-------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements
 and earnings credits                           2.17%         2.12%         2.10%         2.16%         2.25%
-------------------------------------------------------------------------------------------------------------
Net investment income without waivers,
reimbursements and earnings credits            (1.50%)       (1.31%)       (1.15%)       (0.94%)       (0.71%)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           75%           92%           74%           55%           78%
-------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Small Cap Equity Fund.

  @   Calculated based upon average shares outstanding.

  #   Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

J.P. Morgan Dynamic Small Cap Fund*

                                                                                    CLASS A
                                                              ----------------------------------------------------
                                                                  Year          Year          Year     5/19/97**
                                                                 ended         ended         ended       through
PER SHARE OPERATING PERFORMANCE:                              10/31/00      10/31/99      10/31/98      10/31/97
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.98       $ 12.79       $ 13.85       $ 10.00
------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        (0.22)@       (0.15)        (0.09)        (0.04)
    Net gains or losses in securities
    (both realized and unrealized)                                8.78          3.34         (0.97)         3.89
                                                               -------       -------       -------       -------
    Total from investment operations                              8.56          3.19         (1.06)         3.85

  Less distributions:
    Dividends from net investment income                            --            --            --            --
    Distributions from capital gains                                --            --            --            --
                                                               -------       -------       -------       -------
    Total distributions                                             --            --            --            --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 24.54       $ 15.98       $ 12.79       $ 13.85
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  53.57%        24.94%        (7.65%)       38.50%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                           $   154       $    78       $    62       $    43
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------------------------
Expenses                                                          1.50%         1.49%         1.50%         1.49%
------------------------------------------------------------------------------------------------------------------
Net investment income                                            (0.99%)       (0.95%)       (0.91%)       (1.16%)
------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits     1.76%         1.89%         1.83%         2.38%
------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements
and earnings credits                                             (1.25%)       (1.35%)       (1.24%)       (2.05%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             87%           92%           68%            7%
------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS B
                                                              --------------------------------------------------
                                                                  Year        Year          Year      5/19/97**
                                                                 ended       ended         ended        through
PER SHARE OPERATING PERFORMANCE:                              10/31/00     10/31/99      10/31/98      10/31/97
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.71      $ 12.67       $ 13.81       $ 10.00
----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        (0.40)@      (0.27)        (0.17)        (0.06)
    Net gains or losses in securities
    (both realized and unrealized)                                8.65         3.31         (0.97)         3.87
                                                               -------      -------       -------       -------
    Total from investment operations                              8.25         3.04         (1.14)         3.81

  Less distributions:
    Dividends from net investment income                            --           --            --            --
    Distributions from capital gains                                --           --            --            --
                                                               -------      -------       -------       -------
    Total distributions                                             --           --            --            --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 23.96      $ 15.71       $ 12.67       $ 13.81
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  52.51%       23.99%        (8.25%)       38.10%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                           $   110      $    66       $    57       $    38
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
----------------------------------------------------------------------------------------------------------------
Expenses                                                          2.20%        2.23%         2.24%         2.24%
----------------------------------------------------------------------------------------------------------------
Net investment income                                            (1.69%)      (1.69%)       (1.65%)       (1.93%)
----------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits     2.26%        2.39%         2.33%         2.88%
----------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements
and earnings credits                                             (1.75%)      (1.85%)       (1.74%)       (2.57%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             87%          92%           68%            7%
----------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Small Cap Opportunities Fund.

 **  Commencement of operations.

  #   Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

FINANCIAL HIGHLIGHTS

J.P. Morgan Dynamic Small Cap Fund (continued)*

                                                                                           CLASS C
                                                                             -----------------------------------
                                                                                 Year        Year     1/07/98**
                                                                                ended       ended       Through
PER SHARE OPERATING PERFORMANCE:                                             10/31/00     10/31/99     10/31/98
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $15.69       $12.66       $13.17
----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       (0.35)@      (0.26)       (0.08)
    Net gains or losses in securities
    (both realized and unrealized)                                               8.59         3.29        (0.43)
                                                                               ------       ------       ------
    Total from investment operations                                             8.24         3.03        (0.51)

  Less distributions:
    Dividends from net investment income                                           --           --           --
    Distributions from capital gains                                               --           --           --
                                                                               ------       ------       ------
  Total distributions                                                              --           --           --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $23.93       $15.69       $12.66
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                                 52.52%       23.93%       (3.87%)
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                           $   14       $    6       $    5
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
----------------------------------------------------------------------------------------------------------------
Expenses                                                                         2.20%        2.23%        2.24%
----------------------------------------------------------------------------------------------------------------
Net investment income                                                           (1.69%)      (1.69%)      (1.55%)
----------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                    2.26%        2.39%        2.29%
----------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      (1.75%)      (1.85%)      (1.60%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            87%          92%          68%
----------------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Small Cap Opportunities Fund.

**    Commencement of offering of class of shares.

  #   Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

--------------------------------------------------------------------------------
J.P. Morgan        HOW TO REACH US
--------------------------------------------------------------------------------

More Information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. Morgan Fund Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The JPMFAM(USA)Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC Washington, DC 20549-0102. 1-202-942-8090 E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C) J.P. Morgan Chase & Co. All Rights Reserved.     February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                          J.P. Morgan
                                          Funds

                                          INSTITUTIONAL CLASS SHARES

EQUITY GROWTH FUND

CORE EQUITY FUND

BALANCED FUND

EQUITY INCOME FUND

LARGE CAP EQUITY
FUND

GROWTH AND INCOME
FUND

FOCUS FUND

CAPITAL GROWTH FUND

SMALL CAP EQUITY
FUND


DYNAMIC SMALL
CAP FUND

SHORT-TERM BOND
FUND II

U.S. TREASURY INCOME
FUND

BOND FUND II

STRATEGIC INCOME
FUND

INTERMEDIATE BOND
FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         -----------------------
                                                         [LOGO] CHASE
                                                         THE RIGHT RELATIONSHIP
                                                         IS EVERYTHING.
                                                         -Registered Trademark-
                                                         -----------------------

                                                                    PSEQI-1-201X

EQUITY GROWTH FUND                                                             1

CORE EQUITY FUND                                                               7

BALANCED FUND                                                                 13

EQUITY INCOME FUND                                                            21

LARGE CAP EQUITY FUND                                                         27

GROWTH AND INCOME FUND                                                        33

FOCUS FUND                                                                    39

CAPITAL GROWTH FUND                                                           45

SMALL CAP EQUITY FUND                                                         51

DYNAMIC SMALL CAP FUND                                                        57

SHORT-TERM BOND FUND II                                                       63

U.S. TREASURY INCOME FUND                                                     70

BOND FUND II                                                                  77

STRATEGIC INCOME FUND                                                         84

INTERMEDIATE BOND FUND                                                        94

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER                                                101
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                       105
--------------------------------------------------------------------------------

BUYING FUND SHARES                                                           105

SELLING FUND SHARES                                                          106

EXCHANGING FUND SHARES                                                       106

OTHER INFORMATION CONCERNING THE FUNDS                                       107

DISTRIBUTIONS AND TAXES                                                      108

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                          109
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUNDS                                            111
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN EQUITY GROWTH FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to provide capital appreciation. Producing current income is a secondary objective.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Equity Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Equity Growth Portfolio as well as the Fund.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:

o projected earnings growth rate that's greater than or equal to the equity markets in general

o return on assets and return on equity equal to or greater than the equity markets

o     above market average price-earnings ratios

o     below-average dividend yield

o     above-average market volatility

o     market capitalization of more than $500 million.

J.P. MORGAN EQUITY GROWTH FUND

The Fund focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

The Fund may invest up to 30% of its total assets in foreign securities, including depositary receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro,"

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN EQUITY GROWTH FUND

which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large-Cap Growth Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     31.69%
1992      6.43%
1993      2.48%
1994     -0.90%
1995     25.78%
1996     20.52%
1997     37.20%
1998     41.38%
1999     31.85%
2000    -23.65%

--------------------------------------------------------------------------------
BEST QUARTER                                                              27.40%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                            -17.83%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES            -23.65%       18.67%         15.47%
--------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX            -22.08%       19.16%         17.60%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP GROWTH
FUNDS INDEX                           -19.68%       17.85%         17.32%
--------------------------------------------------------------------------------

J.P. MORGAN EQUITY GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                          MANAGEMENT   DISTRIBUTION   OTHER      FUND OPERATING
CLASS OF SHARES           FEE          (12b-1) FEES   EXPENSES   EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS       0.50%#       NONE           0.50%#     1.00%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $102        $318         $552         $1,225
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN CORE EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Core Equity Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Core Equity Portfolio as well as the Fund.

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.

The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

J.P. MORGAN CORE EQUITY FUND

The Fund may invest up to 30% of its total assets in foreign securities, including depositary receipts.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Core Equity Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN CORE EQUITY FUND

dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1994    -4.03%
1995    25.53%
1996    22.54%
1997    33.33%
1998    30.95%
1999    23.89%
2000   -11.99%

--------------------------------------------------------------------------------
BEST QUARTER                                                              22.97%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                            -11.00%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                              SINCE
                                 PAST 1 YEAR   PAST 5 YEARS   INCEPTION (4/1/93)
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES       -11.99%       18.46%         15.39%
--------------------------------------------------------------------------------
S&P 500 INDEX                     -9.10%       18.33%         17.11%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE
FUNDS INDEX                       -7.37%       16.79%         15.34%
--------------------------------------------------------------------------------

J.P. MORGAN CORE EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS     0.50%#        NONE            0.54%#      1.04%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.50% and Total Annual Fund Operating Expenses are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $106        $311         $574         $1,271
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN BALANCED FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to provide a balance of current income and growth of capital.

The Fund's main investment strategy

The Fund seeks a balance of current income and growth by using the following strategies:

o an active equity management style that focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, and

o an active fixed-income management style that focuses primarily on domestic fixed-income securities.

The Fund's advisers may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on their analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

o projected rate of earnings growth that's equal to or greater than the equity markets

o return on assets and equity that's equal to or greater than the equity markets

o     above-average price/earnings ratios

o     below-average dividend yield

o     above-average market volatility

J.P. MORGAN BALANCED FUND

o market capitalization equal to those within the universe of S&P 500 Index stocks at the time of our purchase.

Market capitalization is the total market value of a company's shares. Equity securities include common stocks and preferred stocks and securities that are convertible into common stocks.

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade or the advisers consider them to be comparable to investment grade.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's advisers will adjust the maturity based on their outlook for the economy.

The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, (and lower performance), and increase your taxable dividends.

private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN BALANCED FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Balanced Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investors Service, Inc. or BBB

J.P. MORGAN BALANCED FUND

by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and Lehman Gov't/Credit Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index. In the past, the Fund has compared its performance to the Lehman Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     24.16%
1992      5.32%
1993      6.01%
1994     -2.27%
1995     23.83%
1996     11.31%
1997     23.67%
1998     25.15%
1999     14.23%
2000     -2.55%

--------------------------------------------------------------------------------
BEST QUARTER                                                              13.34%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                            -4.84%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

J.P. MORGAN BALANCED FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            -2.55%        13.91%         12.40%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%        18.33%         17.44%
--------------------------------------------------------------------------------
LEHMAN GOV'T/CREDIT INDEX             11.85%         6.24%          8.00%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX           11.63%         6.46%          7.96%
--------------------------------------------------------------------------------
LIPPER BALANCED FUNDS INDEX            2.39%        11.80%         12.45%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.50%#        NONE            0.50%#      1.00%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $102        $318         $552         $1,225
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN EQUITY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund aims to invest in securities that provide both capital appreciation and current income.

The Fund's main investment strategy

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of income-oriented stocks. The Fund normally invests at least 65% of its total assets in equity securities.

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment-grade debt securities. When the advisers wish to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment-grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

J.P. MORGAN EQUITY INCOME FUND

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN EQUITY INCOME FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares (formerly Premier Class shares) has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     22.10%
1992      5.61%
1993     12.34%
1994     -3.37%
1995     33.72%
1996     17.87%
1997     31.05%
1998     26.20%
1999     13.06%
2000     -3.85%

--------------------------------------------------------------------------------
BEST QUARTER                                                              18.89%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998


--------------------------------------------------------------------------------
WORST QUARTER                                                             -8.07%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            -3.85%        16.21%         14.77%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%        18.33%         17.44%
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX       7.46%        13.42%         14.45%
--------------------------------------------------------------------------------

J.P. MORGAN EQUITY INCOME FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%#        NONE            0.51%#      0.91%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.50% and Total Annual Fund Operating Expenses are not expected to exceed 0.90%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $93         $290         $504         $1,120
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of companies with market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The companies the Fund chooses typically have a large number of publicly held shares and high trading volumes.

The Fund uses an active equity management style focused on earnings momentum and profitability within the universe of S&P 500 Index stocks. The Fund seeks capital appreciation by targeting companies with strong revenue gains and attractive earnings momentum and seeks value by emphasizing companies with relatively low price-to-book ratios, low price-to-cash flows ratios versus return on capital and above average dividend yield.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

J.P. MORGAN LARGE CAP EQUITY FUND

The Fund's equity holdings may also include real estate investment trust (REIT's), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Large Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN LARGE CAP EQUITY FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Value Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991     31.24%
1992      5.20%
1993      8.63%
1994      0.22%
1995     31.03%
1996     23.25%
1997     33.56%
1998     22.18%
1999     10.86%
2000     -4.24%

--------------------------------------------------------------------------------
BEST QUARTER                                                              19.08%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                             -9.74%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            -4.24%        16.38%         15.45%
--------------------------------------------------------------------------------
S&P 500 INDEX                         -9.10%        18.33%         17.44%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP FUNDS INDEX           1.95%        15.74%         16.12%
--------------------------------------------------------------------------------

J.P. MORGAN LARGE CAP EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%         NONE            0.49%       0.89%
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $91         $284         $493         $1,096
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide capital growth over the long term and earn income from dividends.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. The Fund's advisers apply an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The advisers will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies displaying level or rising dividends.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

J.P. MORGAN GROWTH AND INCOME FUND

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these investments as well as in U.S. government debt securities and investment-grade debt securities. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose on your investment in the Fund. Here are some of the specific risks of investing in Growth and Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if the companies in which it invests do not pay dividends.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN GROWTH AND INCOME FUND

currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a widely recognized market benchmark, which contains large companies with low price-to-book ratios relative to the S&P 500 Index, and the Lipper Large-Cap Value Funds Index.

The performance for the period before Institutional Class shares were launched in January 1996 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991-1995 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991     59.13%
1992     15.06%
1993     12.99%
1994     -3.41%
1995     27.55%
1996     19.86%
1997     30.07%
1998     14.50%
1999      8.52%
2000     0.86%

--------------------------------------------------------------------------------
BEST QUARTER                                                              33.98%
--------------------------------------------------------------------------------
                                                               1st quarter, 1991


--------------------------------------------------------------------------------
WORST QUARTER                                                            -12.11%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

J.P. MORGAN GROWTH AND INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            0.86%         14.33%         17.41%
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX             6.08%         16.81%         16.88%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP VALUE FUNDS INDEX    1.95%         15.74%         16.12%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%         NONE            0.50%#      0.90%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $92         $287         $498         $1,108
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN FOCUS FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth.

The Fund's main investment strategy

Under normal conditions, the Fund invests at least 80% of its total assets in common stocks of established companies which have market capitalizations of more than $1 billion at the time of purchase. Market capitalization is the total market value of a company's shares. The Fund invests primarily in U.S. companies, but may also invest in multinational companies that issue American depositary receipts.

The Fund's advisers use an active equity management style that is focused on capital growth from a portfolio of timely investment opportunities. The Fund seeks capital appreciation by emphasizing companies with an outstanding record of earnings growth relative to the equity markets, a projected rate of growth greater than or equal to the equity markets, above market average price-earnings ratios and below average dividend yields.

The Fund will seek to invest in the 25 companies identified by the advisers as having the most favorable characteristics through a disciplined investment approach which relies on research-intensive fundamental analysis.

Fundamental research typically includes analysis of products and market niches, evaluation of competitors, detailed financial analysis, meetings with company management, and interviews with industry analysts. In doing their analysis, the advisers will meet industry concentration

J.P. MORGAN FOCUS FUND

limits by investing across a number of sectors. However, they may change sector weightings in response to market developments.

The advisers go through this process at least monthly to identify what they believe are the best 25 companies and adjust their holdings as needed. The Fund usually invests approximately equal amounts in each of the 25 companies. However, it may change these weightings and hold assets of more or less than 25 companies. The advisers also use the process to frequently monitor the Fund's investments.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in Fund. Here are some of the specific risks of investing in Focus Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN FOCUS FUND

financial markets, which could have a negative effect on the value of shares of the Fund.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. Since the Fund invests in a relatively small number of companies, a decrease in the value of any one of its investments can have a large impact on the value of the entire portfolio.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1999       14.07%
2000      -25.46%

--------------------------------------------------------------------------------
BEST QUARTER                                                              24.57%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999


--------------------------------------------------------------------------------
WORST QUARTER                                                            -22.77%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                                        PAST 1 YEAR    (6/30/98)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                              -25.46%        -5.88%
--------------------------------------------------------------------------------
S&P 500 INDEX                                            -9.10%         7.60%
--------------------------------------------------------------------------------
LIPPER LARGE-CAP CORE FUNDS INDEX                        -7.37%         7.14%
--------------------------------------------------------------------------------

J.P. MORGAN FOCUS FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.40%         NONE            2.12%#      2.52%#

* The table is based on expenses incurred during the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.13%, actual Other Expenses are expected to be 0.87% and Total Annual Fund Operating Expenses are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
SHARES                            $255        $785         $1,340       $2,856
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in Capital Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Capital Growth Portfolio as well as to the Fund.

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within a universe of S&P MidCap 400 Index Stocks at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund's advisers use an active equity management style focused on investing in mid-sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with strong revenue gains, positive earnings trends, value-added or niche products, dependable product or service and/or superior earnings per share compared to other mid-sized companies.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of

J.P. MORGAN CAPITAL GROWTH FUND

its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high quality money market instruments and repurchase-agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Capital Growth Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities do not as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

The securities of small or mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN CAPITAL GROWTH FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt securities, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

The performance for the period before Institutional Class shares were launched in January 1996 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991-1995 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991     70.74%
1992     12.95%
1993     20.17%
1994     -1.31%
1995     22.24%
1996     24.64%
1997     23.88%
1998      5.93%
1999     13.23%
2000     14.60%

--------------------------------------------------------------------------------
BEST QUARTER                                                              26.78%
--------------------------------------------------------------------------------
                                                               1st quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                            -19.49%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES            14.60%        16.23%         19.49%
--------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX                  17.50%        20.41%         19.86%
--------------------------------------------------------------------------------
LIPPER MID-CAP CORE FUNDS INDEX        6.26%        16.17%         17.94%
--------------------------------------------------------------------------------

J.P. MORGAN CAPITAL GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS     0.40%         NONE            0.53%#      0.93%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $95         $296         $515         $1,143
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's advisers use an active equity management style focused on companies with above market average price-earnings ratios and price-book ratios, below-average dividend yield and above-average market volatility. The Fund will focus on companies with high quality management, a leading or dominant position in a major product line, new or innovative products and service, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The advisers use a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value styles of investing.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

J.P. MORGAN SMALL CAP EQUITY FUND

The Fund is currently closed to new investors. You may only buy shares in this Fund through an account established before November 30, 1998. The Fund may modify or eliminate this policy at any time.

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Small Cap Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN SMALL CAP EQUITY FUND

nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P SmallCap 600 Index, a widely recognized market benchmark, and the Lipper Small-Cap Core Funds Index.

The performance for the period before Institutional Class shares were launched in May 1996 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1995-1996 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1995     54.04%
1996     29.18%
1997     18.15%
1998      3.71%
1999     14.37%
2000     14.80%

--------------------------------------------------------------------------------
BEST QUARTER                                                              19.51%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998

--------------------------------------------------------------------------------
WORST QUARTER                                                            -21.04%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                      SINCE
                                                                      INCEPTION
                                         PAST 1 YEAR   PAST 5 YEARS   (12/20/94)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES               14.80%        15.76%         22.04%
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX                   11.80%        13.57%         16.15%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP CORE FUNDS INDEX         6.93%        12.44%         15.28%
--------------------------------------------------------------------------------

J.P. MORGAN SMALL CAP EQUITY FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS     0.65%         NONE            0.47%#      1.12%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.23% and Total Annual Fund Operating Expenses are not expected to exceed 0.88%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, you cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $114        $356         $617         $1,363
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN DYNAMIC SMALL CAP FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund's advisers apply an active equity management style focused on investing in small sized growth companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying a stock in order to determine if the stock is still an attractive investment opportunity.

To maintain investment flexibility, the Fund may stop accepting new investors once the Fund's net assets reach approximately $1 billion. If that happens, existing shareholders would still be able to buy additional Fund shares.

J.P. MORGAN DYNAMIC SMALL CAP FUND

The Fund may invest up to 20% of its total assets in foreign securities. The investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government obligations.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Dynamic Small Cap Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN DYNAMIC SMALL CAP FUND

expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Small-Cap Growth Funds Index.

The performance for the period before Institutional Class shares were launched in April 1999 is based on the performance of Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1998-1999 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1998    13.46%
1999    30.19%
2000    11.91%

--------------------------------------------------------------------------------
BEST QUARTER                                                              24.06%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999


--------------------------------------------------------------------------------
WORST QUARTER                                                            -18.98%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                                                       SINCE
                                                                       INCEPTION
                                                        PAST 1 YEAR    (5/19/97)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                              11.91%          24.50%
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX                      0.57%          11.87%
--------------------------------------------------------------------------------
LIPPER SMALL-CAP GROWTH FUNDS INDEX                     -8.25%          15.85%
--------------------------------------------------------------------------------

J.P. MORGAN DYNAMIC SMALL CAP FUND

Fees and expenses

This table describes the fees and expenses that ou may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                   0.65%         NONE            1.70%#      2.35%#
--------------------------------------------------------------------------------

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.45% and Total Annual Fund Operating Expenses are not expected to exceed 1.10%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $238        $733         $1,255       $2,686
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SHORT-TERM BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income consistent with preservation of capital.

The Fund's main investment strategy

The Fund normally invests substantially all of its assets in investment-grade debt securities of all types. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less and the dollar-weighted average maturity of the Fund's portfolio will not exceed three years.

Substantially all of the Fund's investments will be investment grade, which means a rating of Baa(3) or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also

J.P. MORGAN SHORT-TERM BOND FUND II

actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, (and lower performance), and increase your taxable dividends.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Short-Term Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investor Service, Inc. or BBB- by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman 1-3 Year U.S. Gov't Bond Index, a widely recognized market benchmark, and the Lipper Short-Term Investment Grade Debt Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991      9.13%
1992      5.04%
1993      4.54%
1994      2.38%
1995      8.22%
1996      5.62%
1997      6.13%
1998      5.59%
1999      3.11%
2000      7.52%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.76%
--------------------------------------------------------------------------------
                                                               4th quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                              0.09%
--------------------------------------------------------------------------------
                                                               4th quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                   PAST 1 YEAR    PAST 5 YEARS     PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES         7.52%          5.59%            5.70%
--------------------------------------------------------------------------------
LEHMAN 1-3 YEAR U.S. GOV'T
BOND INDEX                         8.17%          5.95%            6.40%
--------------------------------------------------------------------------------
LIPPER SHORT-TERM INVESTMENT
GRADE DEBT FUNDS INDEX             7.39%          5.52%            6.34%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                      MANAGEMENT    DISTRIBUTION    OTHER        FUND OPERATING
CLASS OF SHARES       FEE           (12B-1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                 0.25%         NONE            0.62%        0.87%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.18%, Other Expenses are expected to be 0.32% and Total Annual Fund Operating Expenses are not expected to exceed 0.50%. That's because J.P. Morgan Fleming Asset Management
(USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect changes or credits you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                             1 YEAR       3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
SHARES                       $89          $278         $482          $1,073
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN U.S. TREASURY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide investors with monthly dividends while still protecting the value of their investment.

The Fund's main investment strategy

Under normal circumstances, the Fund will invest at least 65% of its total assets in:

o     debt securities issued by the U.S. Treasury, and

o repurchase agreements in which the Fund receives these securities as collateral.

The Fund may also invest in debt securities issued or guaranteed by U.S. government agencies or authorities. These securities may include investments in collateralized mortgage obligations and other mortgage-related securities.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund develops an appropriate portfolio strategy based on a forecast for the level and direction of interest rates. When making this forecast, the advisers also determine an outlook for the interest rate horizon, an expectation of market volatility levels and an outlook for yield curve shifts.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still under-valued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S. Treasury Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, derivatives could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past one, five and ten years. It compares that performance to the Lehman U.S. Gov't Bond Index and the Lehman U.S. Treasury Bond Index, two widely recognized market benchmarks, and the Lipper General U.S. Gov't Funds Index. In the past, the Fund has compared its performance to the Lehman Treasury Bond Index, but in the future, the Fund intends to compare its performance to the Lehman U.S. Gov't Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Because Institutional Class shares were not launched until February 16, 2001, the performance shown is based on performance for Class A shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991-2000 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991      14.79%
1992       5.87%
1993      10.32%
1994      -4.46%
1995      17.53%
1996       1.26%
1997       8.34%
1998       8.78%
1999      -2.96%
2000      12.61%

--------------------------------------------------------------------------------
BEST QUARTER                                                               5.87%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.98%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                    PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES          12.61%         5.46%           6.98%
--------------------------------------------------------------------------------
LEHMAN U.S. GOV'T BOND INDEX        13.24%         6.49%           7.92%
--------------------------------------------------------------------------------
LEHMAN U.S. TREASURY BOND INDEX     13.52%         6.49%           7.92%
--------------------------------------------------------------------------------
LIPPER GENERAL U.S. GOV'T FUNDS
INDEX                               11.89%         5.54%           6.75%
--------------------------------------------------------------------------------

Because Institutional Class shares were not launched until February 16, 2001, the performance shown is based on performance for Class A shares of the Fund.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION      OTHER        FUND OPERATING
CLASS OF SHARES    FEES            (12B-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
SHARES             0.30%           NONE              0.59%        0.89%
--------------------------------------------------------------------------------

* The table is based on estimated expenses for the current fiscal year.

The actual Management Fee is currently expected to be 0.15%, actual Other Expenses are expected to be 0.40% and Total Annual Fund Operating Expenses are not expected to exceed 0.55%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

J.P. MORGAN U.S. TREASURY INCOME FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                1 YEAR        3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES      $91           $284         $493         $1,096
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide as high a level of income as is consistent with reasonable risk.

The Fund's main investment strategy

The Fund invests mainly in investment-grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investor's Service Inc. or in securities that are unrated but of comparable quality.

The Fund may also invest in debt securities rated Baa(3) or higher by Moody's Investors Service, Inc., BBB- or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversifi-

J.P. MORGAN U.S. TREASURY INCOME FUND

cation and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment. If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

J.P. MORGAN U.S. TREASURY INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Corporate Debt A-Rated Funds Index.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991      15.53%
1992       6.46%
1993      11.40%
1994      -3.83%
1995      18.51%
1996       3.20%
1997       8.81%
1998       7.94%
1999      -1.05%
2000      10.08%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.07%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1991


--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.76%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                   PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES         10.08%          5.71%           7.50%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX        11.63%          6.46%           7.96%
--------------------------------------------------------------------------------
LIPPER CORPORATE DEBT A-RATED
FUNDS INDEX                        10.31%          5.49%           7.72%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                   MANAGEMENT     DISTRIBUTION      OTHER        FUND OPERATING
CLASS OF SHARES    FEE            (12B-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS              0.30%          NONE              0.45%#       0.75%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Other Expenses are currently expected to be 0.30% and Total Annual Fund Operating Expenses are not expected to exceed 0.60%. That's because J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                  1 YEAR      3 YEARS     5 YEARS       10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES        $77         $240        $417          $930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income.

The Fund's main investment strategy

The Fund invests primarily in a diversified portfolio of securities denominated in U.S. dollars. The investments are primarily in the following market sectors:

o Investment-grade debt securities issued by U.S. issuers, including the U.S. government, its agencies and authorities and U.S. companies.

o Debt securities of foreign issuers, including foreign governments and companies. The Fund may invest up to 30% of its total assets in issuers located in emerging market countries.

o Lower-rated high yield securities (junk bonds) of U.S. issuers. These include lower-rated convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock, and preferred stock.

Under normal market conditions, the Fund will invest between 25% and 40% of its total assets in each of the three sectors. However, there is no limit on securities issued by the U.S. government or its agencies or authorities.

Investment grade securities are those rated Baa(3) or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P), or the equivalent rating by another national rating organization. These include unrated securities of comparable quality. The Fund may invest in a variety of U.S. government debt securities, including securities which are not supported by the full faith and credit of the U.S. Treasury. All or a substantial portion of the Fund's investments in U.S. government debt securities may be in mortgage-related securities.

The Fund's investments in foreign debt securities may include obligations issued by international organizations like the World Bank. They may also include Brady Bonds, which are bonds issued under a program which enables debtor nations to restructure the debt that they owe foreign commercial banks, and other debt issued by emerging market governments as part of restructuring plans. The Fund's advisers expect that the majority of emerging market obligations that the Fund buys will primarily be traded in international over-the-counter markets instead of local markets. Although the Fund intends to buy principally U.S. dollar-denominated securities, some of the Fund's foreign securities may be denominated and traded in other currencies. The Fund will not invest more than 25% of its total assets in debt securities of issuers in any one country other than the United States.

The Fund may purchase lower-rated high yield securities issued by U.S. companies as well as foreign companies and governments. Lower-rated securities are those which are rated Ba(3) or lower by Moody's, BB- or lower by S&P or the equivalent by another national rating organization. They also include unrated securities which are found to be of comparable quality. High yield securities in the Fund's portfolio may be rated as low as C by Moody's, or D by S&P, or the equivalent.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, (and lower performance) and increase your taxable dividends.

J.P. MORGAN STRATEGIC INCOME FUND

debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change. In deciding how to allocate the Fund's investments among various securities, industry sectors, countries or currencies, the advisers will consider fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rates. When selecting high yield securities, the advisers will look at the creditworthiness of the issuer, the rating and performance of the security, the security's collateral protection and the Fund's diversity.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may borrow up to 10% of its total assets (including the amount borrowed) to buy additional securities. This is called "leveraging." The Fund can borrow money from banks and through reverse repurchase agreements or dollar rolls. Reverse repurchase agreements and dollar rolls will not be considered borrowings if the Fund earmarks liquid assets to cover its obligations on the reverse repurchase agreement or dollar rolls. The Fund will use leveraging only when the advisers believe that the returns available through leveraging will provide a potentially higher return.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage-obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may purchase participations in loans arranged through private negotiations between a borrower and one or more banks or other financial institutions. These loans can have fixed, floating or variable interest rates. The Fund may also invest in collateralized bond obligations.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rate are changed periodically.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality, U.S. dollar-denominated money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Strategic Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of debt securities tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

High yield debt securities may carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer. However, since ratings may not always change quickly and frequently enough to reflect these new developments, the advisers perform their own analysis of high yield issuers. Because of this, the Fund's performance may depend more on subjective credit analysis than other funds which invest in investment-grade securities.

Companies which issue high-yield securities are often young and growing and have a lot of debt. High-yield securities are considered

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high-yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high-yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic downturn could also hurt the market for lower-rated securities and the Fund.

The market for high-yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to sell high-yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated "C" or "D" may not pay interest, may be in default or may be considered to have an extremely poor chance of ever achieving any real investment standing.

The costs of investing in the high yield market are usually higher than investing in investment-grade securities. That's because the Fund has to spend more money for investment research and commissions.

Since the Fund invests a significant portion of its assets in securities issued outside the United States, it is riskier than a fund that invests only in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Investments in foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries. Brady Bonds do not have as long a payment history as other types of government debt securities. Because of that, they, and many emerging market debt instruments, may trade at a substantial discount which might lead to greater volatility.

Leveraging is a speculative technique which may expose the Fund to greater risk and increase its costs. Increases and decreases in the value of the Fund's portfolio will be more dramatic when the Fund is leveraging. The Fund will also have to pay interest on its borrowings, reducing the Fund's return. In addition, the Fund might be forced to sell portfolio securities when it would normally keep them in order to make interest payments.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled

J.P. MORGAN STRATEGIC INCOME FUND

and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

The market for loan participations may not be highly liquid and the Fund may have difficulty selling them. When it buys them, the Fund typically is entitled to receive payment from the lender only, and not the underlying borrower. Because of that, these investments expose the Fund to the risk of investing in both the financial institution and the underlying borrower.

Collateralized bond obligations typically are separated into different classes. Each class represents a different degree of credit quality, with lower classes having greater risk but higher interest rates. The bottom class usually does not have a stated interest rate. Instead, it receives whatever is left after all the higher classes have been paid. As a result, the value of some classes in which the Fund invests may be more volatile.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Securities which are rated Baa(3) by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments, repurchase agreements and reverse repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, and since inception. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Multi-Sector Income Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1999      6.43%
2000      1.40%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.90%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999


--------------------------------------------------------------------------------
WORST QUARTER                                                             -0.57%
--------------------------------------------------------------------------------
                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the period ending December 31, 2000

                                                                      SINCE
                                                                      INCEPTION
                                                  PAST 1 YEAR         (11/30/98)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES                         1.40%              3.32%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                       11.63%              5.14%
--------------------------------------------------------------------------------
LIPPER MULTI-SECTOR INCOME FUNDS Index            -0.36%              0.22%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                     MANAGEMENT    DISTRIBUTION      OTHER        FUND OPERATING
CLASS OF SHARES      FEE           (12B-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS                0.50%         NONE              1.90%#       2.40%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.00%, Other Expenses are expected to be 1.00% and Total Annual Fund Operating Expenses are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management
(USA) Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                        1 YEAR         3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS SHARES            $243           $748             $1,280          $2,736
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks as high a high level of income as possible as is consistent with reasonable risk.

The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-grade debt securities. These include debt securities issued by the U.S. government and its agencies and authorities, investment-grade corporate bonds and other fixed-income securities.

The Fund's dollar weighted average maturity is between three and ten years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations

J.P. MORGAN INTERMEDIATE BOND FUND

and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Intermediate Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN INTERMEDIATE BOND FUND

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Institutional Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Intermediate Gov't/Credit Index and Lehman Aggregate Bond Index, widely recognized market benchmarks, and the Lipper Intermediate Investment Grade Debt Funds Index. In the past, the Fund has compared its performance to the Lehman Intermediate Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

All Fund shares outstanding prior to February 16, 2001 were renamed Institutional Class Shares. On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

   [The following table was depicted as a bar chart in the printed material.]

1991      16.06%
1992       6.38%
1993      10.41%
1994      -5.37%
1995      18.39%
1996       1.92%
1997       7.93%
1998       7.22%
1999      -0.32%
2000      10.22%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.32%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995


--------------------------------------------------------------------------------
WORST QUARTER                                                             -3.78%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

J.P. MORGAN INTERMEDIATE BOND FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                       PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES             10.22%        5.32%         7.07%
--------------------------------------------------------------------------------
LEHMAN INTERMEDIATEGOV'T/CREDIT INDEX  10.12%        6.11%         7.36%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX            11.63%        6.46%         7.96%
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS INDEX                 10.58%        5.86%         7.52%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

--------------------------------------------------------------------------------
NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                TOTAL ANNUAL
                   MANAGEMENT    DISTRIBUTION     OTHER         FUND OPERATING
CLASS OF SHARES    FEE           (12B-1) FEES     EXPENSES      EXPENSES
--------------------------------------------------------------------------------
INSTITUTIONAL
CLASS              0.30%         NONE             0.45%#        0.75%#
--------------------------------------------------------------------------------

* The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                 1 YEAR      3 YEARS     5 YEARS        10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES       $77         $240        $417           $930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Funds' investment adviser

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan JPMFAM (USA) & Co. (J.P. Morgan JPMFAM (USA)), a bank holding company. JPMFAM
(USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                 Fiscal Year
Fund                                                Ended                   %
--------------------------------------------------------------------------------
Equity Growth Fund                             Dec. 31, 2000              0.73%
Core Equity Fund                               Dec. 31, 2000              0.70%
Balanced Fund                                  Dec. 31, 2000              0.69%
Equity Income Fund                             Dec. 31, 2000              0.72%
Large Cap Equity Fund                          Oct. 31, 2000              0.13%
Growth & Income Fund                           Oct. 31, 2000              0.40%
Focus Fund                                     Oct. 31, 2000              0.05%
Capital Growth Fund                            Oct. 31, 2000              0.40%
Small Cap Equity Fund                          Oct. 31, 2000              0.65%
Dynamic Small Cap Fund                         Oct. 31, 2000              0.58%
Short-Term Bond Fund II                        Oct. 31, 2000              0.00%
U.S. Treasury Fund                             Oct. 31, 2000              0.30%
Bond Fund II                                   Oct. 31, 2000              0.30%
Strategic Income Fund                          Oct. 31, 2000              0.00%
Intermediate Bond Fund                         Oct. 31, 2000              0.30%

FUNDS' INVESTMENT ADVISER

The Portfolio Managers

BALANCED FUND

Henry Lartigue, Executive Vice President at JPMFAM (USA), and Jeff Phelps, Portfolio Manager at JPMFAM (USA) are responsible for the equity portion of the portfolio. H. Mitchell Harper, Senior Vice President, and Portfolio Manager at JPMFAM (USA) is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since July of 1994. He began his career as a securities analyst at JPMFAM (USA) in 1984. Mr. Lartigue then worked as an Equity Fund Manager until 1992. From July 1992 to June 1994, he worked as an independent registered investment adviser. He returned to JPMFAM (USA) in 1994. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined JPMFAM
(USA) in 1997. Prior to joining JPMFAM (USA), he was employed by Houston Industries. Mr. Harper has managed the fixed income portion of the portfolio since October 1999. Mr. Harper has been with JPMFAM (USA) since 1987. Previously he worked at John Alden Life Insurance Co. from 1985-1987, as Vice President, Portfolio Management. Prior to that he was Vice President, Department Head-Investments at Bank Life & Casualty.

EQUITY INCOME FUND

Robert Heintz, Director of Equity Management, Research and Trading at JPMFAM
(USA), is responsible for management of the Fund's portfolio. Mr. Heintz has worked at JPMFAM (USA) since 1983 in a variety of investment management positions. Before joining JPMFAM (USA) he worked at the Bank of New York as a Portfolio Manager. Mr. Heintz has been managing the Fund since March 1988.

CORE EQUITY FUND

Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the funds have been co-managed with Mr. Phelps.

EQUITY GROWTH FUND

Mr. Lartigue has managed the portfolio since July of 1994.

LARGE CAP EQUITY FUND

Mr. Heintz is the portfolio manager. He has managed the portfolio since its inception on August 1999.

GROWTH AND INCOME FUND

Mr. Heintz and Steve O'Keefe, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Mr. O'Keefe joined JPMFAM
(USA) in 1989. Prior to joining JPMFAM (USA), he held a position as Quantitative Analyst for the investment division of American General. Both have been managing the Fund since August 1999.

FOCUS FUND

Mr. Lartigue and Mr. Phelps are responsible for management of the Fund's portfolio. Mr. Lartigue has managed the Fund since August 1999. Mr. Phelps has managed the Fund since February, 2001.

CAPITAL GROWTH FUND

Mr. Heintz and Chris Matlock, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Prior to joining JPMFAM (USA) he worked at Hollywood Marine, Inc. and KPMG Peat Marwick in an investment management and finance capacity. Both have been managing the Fund since August 1999.

SMALL CAP EQUITY FUND

Mr. Lartigue and Juliet Ellis, Senior Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Before joining JPMFAM (USA) she worked for Merrill Lynch, Pierce, Fenner & Smith as a financial consultant. Both have been managing the Fund since August 1999.

DYNAMIC SMALL CAP FUND

Ms. Ellis and Mr. Lartigue are responsible for management of the Fund's portfolio. Both have been managing the Fund since August 1999.

SHORT-TERM BOND FUND II

A team of investment managers with JPMFAM (USA), led by Timothy Neumann, Head of Taxable Core Investment Group at JPMFAM (USA), is responsible for the management of the Fund. Mr. Neumann has been active in the asset management business since 1984 with experience in both managing and trading fixed income portfolios. Before joining JPMFAM (USA) in 1997, Mr. Neumann was the portfolio manager for Lehman Brothers Global Asset Management mortgage-backed securities accounts. Prior to Lehman, he managed fixed income portfolios at Allstate Insurance.

U.S. TREASURY INCOME FUND

A team of investment managers with JPMFAM (USA), led by Mr. Neumann, is responsible for the management of the Fund.

BOND FUND II

A team of investment managers with JPMFAM (USA), led by Mr. Neumann, is responsible for the management of the Fund.

STRATEGIC INCOME FUND

A team of investment managers with JPMFAM (USA), led by Mr. Neumann, is responsible for the management of the Fund.

FUNDS' INVESTMENT ADVISER

Kim M. Peters, a Senior Vice President of SSR, has been responsible for management of the Fund's lower rated, high yield securities of U.S. issuers since November 2000. Mr. Peters joined SSR in 1986 and manages other mutual fund and institutional accounts that invest in high yield and other securities.

INTERMEDIATE BOND FUND

A team of investment managers with JPMFAM (USA), led by Mr. Neumann is responsible for the management of the Fund.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

Buying Fund shares

You don't pay any sales charge (sometimes called a load) when you buy Institutional shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange, each day the Funds are accepting purchase orders. You'll pay the next NAV calculated after the J.P. Morgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Only qualified investors can buy these shares. The list of qualified investors includes institutions, trusts, partnerships, corporations, retirement plans and fiduciary accounts opened by banks, trust companies or thrift institutions which exercise investment authority over such accounts.

You can buy shares only through financial service firms, such as broker-dealers and banks that have an agreement with the Funds. Shares are available on any business day the New York Stock Exchange is open. If we receive your

HOW YOUR ACCOUNT WORKS

order by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price. If you buy through an agent and not directly from the J.P. Morgan Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional shares must be paid for by federal funds wire. If the J.P. Morgan Funds Service Center does not receive federal funds by 4:00 p.m. Eastern time on the day of the order, the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the J.P. Morgan Funds Service Center at 1-800-622-4273.

MINIMUM INVESTMENTS

Investors must buy a minimum $1,000,000 worth of Institutional Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.

Selling Fund shares

When you sell your shares you'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the J.P. Morgan Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

Selling shares

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They'll send all necessary documents to the J.P. Morgan Funds Service Center.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-622-4273. We'll send the proceeds by wire only to the bank account on our records.

Exchanging shares

You can exchange your Institutional shares for shares in certain other J.P. Morgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-622-4273 for details.

You should not exchange shares as means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the J.P. Morgan Funds Service Center or your investment representative.

Other information concerning the funds

We may close your account if the balance in all J.P. Morgan Funds (except money market funds) falls below $1,000,000. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMFAM
(USA).

The Trust has agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Institutional Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMFAM(USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative

HOW YOUR ACCOUNT WORKS

services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Bond Fund II and Intermediate Bond Fund declare dividends daily. The Strategic Income Fund, Short-Term Bond Fund II declare dividends monthly. The Balanced Fund, Core Equity Fund, Equity Growth Fund, Equity Income, Large Cap Equity Fund and Growth and Income Fund distribute any net investment income at least quarterly. The Focus Fund, Capital Growth Fund, Small Cap Equity Fund and Dynamic Small Cap Fund distribute any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Growth and Income Fund, Focus Fund, Capital Growth Fund, Small Cap Equity Fund and Dynamic Small Cap Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

What the terms mean

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

HOW YOUR ACCOUNT WORKS

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods for the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provide selected per share data and ratios for one Institutional Class share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Reports to Shareholders for the fiscal year ended October 31, 2000 for the Large Cap Equity, Growth and Income, Focus, Capital Growth, Small Cap Equity, Dynamic Small Cap Fund, Short-Term Bond,
Bond, Strategic Income and Intermediate Bond Funds and December 31, 2000 for the Equity Growth, Core Equity, Balanced, and Equity Income Funds, which are incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

J.P. Morgan Equity Growth Fund*

                                                                          Year        Year       Year         Year      Year
                                                                         ended       ended      ended        ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00    12/31/99   12/31/98     12/31/97  12/31/96
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 68.09     $ 52.36     $ 38.36     $ 27.95   $ 23.20
----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                (0.26)@     (0.14)@      0.03        0.07      0.10
    Net gains or losses in securities (both realized and unrealized)    (16.22)      16.78       15.78       10.34      4.65
                                                                       -------     -------     -------     -------   -------
    Total from investment operations                                    (16.48)      16.64       15.81       10.41      4.75

  Less distributions:
    Dividends from net investment income                                    --          --        0.03          --        --
    Distributions from capital gains                                      8.17        0.91        1.78          --        --
                                                                       -------     -------     -------     -------   -------
    Total distributions                                                   8.17        0.91        1.81          --        --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 43.44     $ 68.09     $ 52.36     $ 38.36   $ 27.95
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                            (23.65%)     31.85%      41.38%      37.20%    20.52%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $   179     $   320     $   179     $    74   $    57
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%       1.00%       1.00%     1.00%
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    (0.40%)     (0.24%)      0.05%       0.20%     0.41%
----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.02%       1.03%       1.09%       1.11%     1.08%
----------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                 (0.42%)     (0.27%)     (0.04%)      0.09%     0.33%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 15%~        35%         35%       62%
----------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Equity Growth Fund; Institutional Class shares were formerly Premier Class shares.

~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Equity Growth Portfolio.

@     Calculated based upon average shares outstanding.

J.P. Morgan Core Equity Fund*

                                                                          Year        Year       Year      Year      Year
                                                                         ended       ended      ended     ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00    12/31/99   12/31/98  12/31/97  12/31/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 32.24     $ 26.52    $ 21.25   $ 15.94   $ 13.01
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                   --        0.04@      0.09      0.14      0.16
    Net gains or losses in securities (both realized and unrealized)     (3.95)       6.27       6.44      5.17      2.77
                                                                       -------     -------    -------   -------   -------
    Total from investment operations                                     (3.95)       6.31       6.53      5.31      2.93

  Less distributions:
    Dividends from net investment income                                    --        0.04       0.09        --        --
    Distributions from capital gains                                      1.88        0.55       0.17        --        --
                                                                       -------     -------    -------   -------   -------
    Total distributions                                                   1.88        0.59       1.26        --        --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 26.41     $ 32.24    $ 26.52   $ 21.25   $ 15.94
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                            (11.99%)     23.89%     30.95%    33.33%    22.54%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $   143     $   181    $    89   $    51   $    29
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%      1.00%     1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    (0.01%)      0.13%      0.39%     0.74%     1.10%
-------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.05%       1.11%      1.18%     1.20%     1.14%
-------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                 (0.06%)      0.02%      0.21%     0.54%     0.96%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 11%~       32%       24%       29%
-------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Core Equity Fund; Institutional Class shares were formerly Premier Class shares.

~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio.

@     Calculated based upon average shares outstanding.

J.P. Morgan Equity Income Fund*

                                                                          Year       Year       Year       Year      Year
                                                                         ended      ended      ended      ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00   12/31/99   12/31/98   12/31/97  12/31/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 49.80    $ 46.14    $ 36.97    $ 28.21   $ 23.93
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                 0.29@      0.32@      0.33       0.40      0.43
    Net gains or losses in securities (both realized and unrealized)     (2.66)      5.65       9.32       8.36      3.85
                                                                       -------    -------    -------    -------   -------
    Total from investment operations                                     (2.37)      5.97       9.65       8.76      4.28

  Less distributions:
    Dividends from net investment income                                  0.29       0.31       0.34         --        --
    Distributions from capital gains                                     11.81       2.00       0.14         --        --
                                                                       -------    -------    -------    -------   -------
    Total distributions                                                  12.10       2.31       0.48         --        --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 35.33    $ 49.80    $ 46.14    $ 36.97   $ 28.21
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                             (3.85%)    13.06%     26.20%     31.05%    17.87%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $    97    $   170    $   128    $    75   $    63
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%      1.00%      1.00%      1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.59%      0.66%      0.82%      1.67%     1.67%
-------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.03%      1.09%      1.10%      1.11%     1.07%
-------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                  0.56%      0.57%      0.72%      1.56%     1.60%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     15%        16%         3%        14%       24%
-------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Equity Income Fund; Institutional Class shares were formerly Premier Class shares.

@     Calculated based upon average shares outstanding.

J.P. Morgan Balanced Fund*

                                                                          Year        Year       Year      Year      Year
                                                                         ended       ended      ended     ended     ended
PER SHARE OPERATING PERFORMANCE:                                      12/31/00    12/31/99   12/31/98  12/31/97  12/31/96
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 38.50     $ 34.54    $ 29.26   $ 23.66   $ 21.25
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                 0.86@       0.78@      0.73      0.74      0.63
    Net gains or losses in securities (both realized and unrealized)     (1.96)       4.07       6.53      4.86      1.78
                                                                       -------     -------    -------   -------   -------
    Total from investment operations                                     (1.10)       4.85       7.26      5.60      2.41

  Less distributions:
    Dividends from net investment income                                  1.38        0.70       0.73        --        --
    Distributions from capital gains                                      5.75        0.19       1.25        --        --
                                                                       -------     -------    -------   -------   -------
    Total distributions                                                   7.13        0.89       1.98        --        --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 30.27     $ 38.50    $ 34.54   $ 29.26   $ 23.66
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (2.55%)     14.23%     25.15%    23.67%    11.31%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                   $    61     $   103    $    59   $    36   $    23
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%      1.00%     1.00%     1.00%
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     2.23%       2.19%      2.32%     2.73%     2.82%
-------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               1.06%       1.19%      1.28%     1.28%     1.17%
-------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                  2.17%       2.00%      2.04%     2.45%     2.65%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    134%         45%        58%       64%       70%
-------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Balanced Fund; Institutional Class shares were formerly Premier Class shares.

@     Calculated based upon average shares outstanding.

J.P. Morgan Large Cap Equity Fund*

                                                                                Year       Year       Year       Year       Year
                                                                               ended      ended      ended      ended      ended
PER SHARE OPERATING PERFORMANCE                                             10/31/00   10/31/99   10/31/98   10/31/97   10/31/96
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 16.27    $ 15.15    $ 14.85    $ 13.27    $ 12.24
--------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.14       0.19       0.18       0.18       0.23
    Net gains or losses in securities
    (both realized and unrealized)                                              1.09       2.07       1.95       3.47       2.59
                                                                             -------    -------    -------    -------    -------
    Total from investment operations                                            1.23       2.26       2.13       3.65       2.82

  Less distributions:
    Dividends from net investment income                                        0.14       0.19       0.17       0.18       0.22
    Distributions from capital gains                                            1.06       0.95       1.66       1.89       1.57
                                                                             -------    -------    -------    -------    -------
    Total distributions                                                         1.20       1.14       1.83       2.07       1.79
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 16.30    $ 16.27    $ 15.15    $ 14.85    $ 13.27
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    7.81%     15.37%     15.82%     31.50%     25.65%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   117    $   147    $   117    $   107    $    99
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.55%      0.42%      0.47%      0.50%      0.40%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           0.84%      1.18%      1.19%      1.32%      1.86%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   0.89%      0.92%      0.97%      1.00%      0.96%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      0.50%      0.68%      0.69%      0.82%      1.30%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           27%        70%        72%        72%        89%
--------------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Large Cap Equity Fund.

J.P. Morgan Growth and Income Fund*

                                                                 Year         Year         Year         Year     1/25/96**
                                                                ended        ended        ended        ended       through
PER SHARE OPERATING PERFORMANCE                              10/31/00     10/31/99     10/31/98     10/31/97      10/31/96
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 43.89      $ 43.43      $ 46.35      $ 39.26       $ 34.80
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.26@        0.35@        0.43@        0.52@         0.47
    Net gains or losses in securities
    (both realized and unrealized)                               3.33         5.12         3.50        10.20          4.46
                                                              -------      -------      -------      -------       -------
    Total from investment operations                             3.59         5.47         3.93        10.72          4.93

  Less distributions:
    Dividends from net investment income                         0.18         0.34         0.29         0.48          0.47
    Distributions from capital gains                             6.31         4.67         6.56         3.15            --
                                                              -------      -------      -------      -------       -------
    Total distributions                                          6.49         5.01         6.85         3.63          0.47
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 40.99      $ 43.89      $ 43.43      $ 46.35       $ 39.26
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                     9.34%       13.30%        9.44%       29.37%        13.39%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $     5      $    15      $    24      $   522       $    28
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
Expenses                                                         0.89%        0.85%        0.85%        0.86%         1.24%
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.64%        0.80%        0.95%        1.21%         1.73%
--------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                      0.93%        0.85%        0.85%        0.86%         1.24%
--------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements         0.60%        0.80%        0.95%        1.21%         1.73%
--------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Growth and Income Fund.

**    Commencement of offering of class of shares.

#     Short periods have been annualized.

@     Calculated based upon average shares outstanding.

J.P. Morgan Focus Fund*

                                                                                   Year         Year   6/30/98**
                                                                                  ended        ended     through
PER SHARE OPERATING PERFORMANCE                                                10/31/00     10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $    9.86     $   9.40     $ 10.00
----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                         (0.03)        0.03@       0.02
    Net gains or losses in securities
    (both realized and unrealized)                                                 0.15         0.45       (0.62)
                                                                              ---------     --------      ------
    Total from investment operations                                               0.12         0.48       (0.60)

  Less distributions:
    Dividends from net investment income                                             --         0.02          --
    Distributions from capital gains                                                 --           --          --
                                                                              ---------     --------      ------
    Total distributions                                                              --         0.02          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $    9.98     $   9.86     $  9.40
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                       1.22%        5.05%      (6.00%)
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                          $      --+    $      1     $     1
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
----------------------------------------------------------------------------------------------------------------
Expenses                                                                           1.00%        1.00%       1.00%
----------------------------------------------------------------------------------------------------------------
Net investment income                                                             (0.44%)       0.33%       0.78%
----------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                  1,500.37%^    1007.71%       1.80%
----------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits    (1,499.81%)^  (1006.38%)     (0.02%)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             124%         173%         33%
----------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Focus Fund.

**    Commencement of operations.

@     Calculated based upon average shares outstanding.

#     Short periods have been annualized.

+     Amounts round to less than one million

^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

J.P. Morgan Capital Growth Fund*

                                                                Year          Year          Year          Year    1/25/96**
                                                               ended         ended         ended         ended      through
PER SHARE OPERATING PERFORMANCE                             10/31/00      10/31/99      10/31/98      10/31/97     10/31/96
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $43.36        $41.53        $46.90        $41.65       $35.26
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                       0.04@        (0.05)@        0.07          0.13@        0.17
    Net gains or losses in securities
    (both realized and unrealized)                             10.27          5.80         (0.54)        10.17         6.34
                                                              ------        ------        ------        ------       ------
    Total from investment operations                           10.31          5.75         (0.47)        10.30         6.51

  Less distributions:
    Dividends from net investment income                          --            --            --          0.25         0.12
    Distributions from capital gains                            4.91          3.92          4.90          4.80           --
                                                              ------        ------        ------        ------       ------
    Total distributions                                         4.91          3.92          4.90          5.05         0.12
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $48.76        $43.36        $41.53        $46.90       $41.65
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                   26.34%        14.71%        (1.20%)       26.98%       18.13%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                          $   15        $   18        $   52        $   52       $   32
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
Expenses                                                        0.94%         0.92%         0.91%         0.91%        1.25%
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.09%        (0.11%)        0.11%         0.31%        0.81%
---------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                     1.06%         0.99%         0.91%         0.91%        1.25%
---------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements       (0.03%)       (0.18%)        0.11%         0.31%        0.81%
---------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Capital Growth Fund.

**    Commencement of offering of class of shares.

#     Short periods have been annualized.

@     Calculated based upon average shares outstanding.

J.P. Morgan Small Cap Equity Fund*

                                                                                Year        Year        Year        Year   5/7/96**
                                                                               ended       ended       ended       ended    through
PER SHARE OPERATING PERFORMANCE                                             10/31/00    10/31/99    10/31/98    10/31/97   10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 23.10     $ 20.59     $ 23.71     $ 19.22    $ 18.44
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                      (0.05)@     (0.02)@     (0.02)       0.03       0.02
    Net gain or losses in securities
    (both realized and unrealized)                                              8.12        2.70       (2.46)       4.75       0.76
                                                                             -------     -------     -------     -------    -------
    Total from investment operations                                            8.07        2.68       (2.48)       4.78       0.78

  Less distributions:
    Dividends from net investment income                                          --          --          --          --         --
    Distributions from capital gains                                            2.65        0.17        0.64        0.29         --
                                                                             -------     -------     -------     -------    -------
    Total distributions                                                         2.65        0.17        0.64        0.29         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 28.52     $ 23.10     $ 20.59     $ 23.71    $ 19.22
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                   37.94%      13.06%     (10.64%)     25.15%      4.23%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   383     $   269     $   254     $   307    $    52
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.88%       0.88%       1.04%       1.10%      1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          (0.20%)     (0.07%)     (0.09%)      0.13%      0.27%
-----------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   1.13%       1.13%       1.13%       1.14%      1.27%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits     (0.45%)     (0.32%)     (0.18%)      0.09%      0.10%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           75%         92%         74%         55%        78%
-----------------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Small Cap Equity Fund.

**    Commencement of offering of class of shares.

@     Calculated based on average shares outstanding.

#     Short periods have been annualized.

J.P. Morgan Dynamic Small Cap Fund*

                                                                               Year   04/05/99**
                                                                              ended      Through
PER SHARE OPERATING PERFORMANCE                                            10/31/00     10/31/99
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $15.98       $14.11
------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                     (0.13)@      (0.05)
    Net gains or losses in securities
    (both realized and unrealized)                                             8.80         1.92
                                                                             ------       ------
    Total from investment operations                                           8.67         1.87

  Less distributions:
    Dividends from net investment income                                         --           --
    Distributions from capital gains                                             --           --
                                                                             ------       ------
    Total distributions                                                          --           --
------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $24.65       $15.98
------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                  54.26%       13.25%
================================================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   --+      $   --+
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
------------------------------------------------------------------------------------------------
Expenses                                                                       1.10%        1.91%
------------------------------------------------------------------------------------------------
Net investment income                                                         (0.59%)      (0.96%)
------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                 15.48%^      34.70%
------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits   (14.97%)^    (33.75%)
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          87%          92%
------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Small Cap Opportunities Fund.

**    Commencement of offering class of shares.

#     Short periods have been annualized.

+     Amounts round to less than one million.

^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

J.P. Morgan Short-Term Bond Fund II*

                                                                                Year        Year        Year       Year        Year
                                                                               ended       ended       ended      ended       ended
PER SHARE OPERATING PERFORMANCE                                             10/31/00    10/31/99    10/31/98   10/31/97    10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $  9.95     $ 10.15     $ 10.11    $ 10.12     $ 10.08
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.59        0.49        0.57       0.62        0.56
    Net gains or losses in securities
    (both realized and unrealized)                                             (0.05)      (0.20)       0.02      (0.01)       0.04
                                                                             -------     -------     -------    -------     -------
    Total from investment operations                                            0.54        0.29        0.59       0.61        0.60

  Less distributions:
    Dividends from net investment income                                        0.59        0.49        0.55       0.62        0.56
    Distributions from capital gains                                              --          --          --         --          --
                                                                             -------     -------     -------    -------     -------
    Total distributions                                                         0.59        0.49        0.55       0.62        0.56
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  9.90     $  9.95     $ 10.15    $ 10.11     $ 10.12
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    5.56%       2.97%       6.03%      6.23%       6.10%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      $    21     $    28     $    31    $    38     $    43
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.45%       0.42%       0.42%      0.42%       0.35%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           5.99%       4.89%       5.68%      6.08%       5.59%
-----------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   1.02%       1.02%       1.04%      0.93%       0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      5.42%       4.29%       5.06%      5.57%       5.05%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          139%        302%        439%       471%        158%
-----------------------------------------------------------------------------------------------------------------------------------

* Formerly Chase Vista Short-Term Bond Fund.

J.P. Morgan Bond Fund II*

                                                                                Year        Year        Year   1/1/97**
                                                                               ended       ended       ended    through
Per Share Operating Performance                                             10/31/00    10/31/99    10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 38.38     $ 41.29     $ 41.01    $ 40.34
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       2.38        2.36        2.56       2.31
    Net gains or losses on securities (both realized and unrealized)           (0.36)      (2.37)       0.76       0.67
                                                                             -------     -------     -------    -------
    Total from investment operations                                            2.02       (0.01)       3.32       2.98

  Less distributions:
    Dividends from net investment income                                        2.38        2.36        2.55       2.31
    Distributions from capital gains                                              --        0.54        0.49         --
                                                                             -------     -------     -------    -------
    Total distributions                                                         2.38        2.90        3.04       2.31
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 38.02     $ 38.38     $ 41.29    $ 41.01
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    5.50%      (0.01%)      8.44%      7.64%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   587     $   620     $   590    $   520
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.69%       0.03%       0.03%      0.02%
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                           6.30%       5.97%       6.27%      6.89%
-----------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   0.71%       0.49%       0.51%      0.49%
-----------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      6.28%       5.51%       5.79%      6.42%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          157%        300%        306%       261%
-----------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Bond Fund.

**    Commencement of operations.

#     Short periods have been annualized.

J.P. Morgan Strategic Income Fund*

                                                                             11/1/99   11/30/98**
                                                                             through      through
PER SHARE OPERATING PERFORMANCE                                             11/5/99~     10/31/99
Net asset value, beginning of period                                         $  9.59      $ 10.00
-------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.01         0.72
    Net gains or losses in securities (both realized and unrealized)            0.04        (0.41)
                                                                             -------      -------
    Total from investment operations                                            0.05         0.31
  Distributions to shareholders from:
    Dividends from net investment income                                          --         0.72
    Distributions from capital gains                                              --           --
                                                                             -------      -------
    Total dividends and distributions                                             --         0.72
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  9.64      $  9.59
-------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    0.52%        3.29%
=================================================================================================
RATIO/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $    --      $     1
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-------------------------------------------------------------------------------------------------
Expenses                                                                        0.40%        0.24%
-------------------------------------------------------------------------------------------------
Net investment income                                                           4.77%        8.07%
-------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   1.54%        3.87%
-------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      3.63%        4.44%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          113%         136%
-------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Strategic Income Fund.

**    Commencement of operations.

#     Short periods have been annualized.

~     All outstanding shares were redeemed effective November 5, 1999.

      The Fund continues to offer Class I shares for sale.

J.P. Morgan Intermediate Bond Fund*

                                                                                Year        Year        Year   1/1/97**
                                                                               ended       ended       ended    through
PER SHARE OPERATING PERFORMANCE                                             10/31/00    10/31/99    10/31/98   10/31/97
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $  9.69     $ 10.36     $ 10.19    $ 10.09
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                       0.55        0.55        0.62       0.55
    Net gains or losses in securities (both realized and unrealized)           (0.03)      (0.52)       0.17       0.10
                                                                             -------     -------     -------    -------
    Total from investment operations                                            0.52        0.03        0.79       0.65

  Less distributions:
    Dividends from net investment income                                        0.55        0.55        0.62       0.55
    Distributions from capital gains                                              --        0.15          --         --
                                                                             -------     -------     -------    -------
    Total distributions                                                         0.55        0.70        0.62       0.55
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $  9.66     $  9.69     $ 10.36    $ 10.19
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                    5.61%       0.33%       7.98%      6.71%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                         $   387     $   376     $   353    $   319
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                                        0.70%       0.04%       0.04%      0.06%
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                           5.78%       5.55%       6.16%      6.67%
-----------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                   0.72%       0.50%       0.52%      0.54%
-----------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits      5.76%       5.09%       5.68%      6.19%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          110%        123%        168%       193%
-----------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Intermediate Bond Fund.

**    Commencement of operations.

#     Short periods have been annualized.

                    HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-62-CHASE or writing to:

J.P. Morgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C) 2001 JPMorgan Chase & Co. All Rights Reserved      February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                             J.P. Morgan
                                             International Equity Funds

                                             CLASS A, CLASS B AND CLASS C SHARES

FLEMING
INTERNATIONAL
GROWTH FUND

FLEMING
INTERNATIONAL
EQUITY FUND

FLEMING
EUROPEAN FUND

FLEMING
JAPAN FUND

FLEMING
PACIFIC REGION FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         -----------------------
                                                         [LOGO] CHASE
                                                         THE RIGHT RELATIONSHIP
                                                         IS EVERYTHING.
                                                         -Registered Trademark-
                                                         -----------------------

                                                                    PSIE-1-201 X

FLEMING INTERNATIONAL GROWTH FUND                                              1

FLEMING INTERNATIONAL EQUITY FUND                                              9

FLEMING EUROPEAN FUND                                                         19

FLEMING JAPAN FUND                                                            27

FLEMING PACIFIC REGION FUND                                                   36

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER                                                 43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        45
--------------------------------------------------------------------------------

ABOUT SALES CHARGES                                                           45

BUYING FUND SHARES                                                            47

SELLING FUND SHARES                                                           49

EXCHANGING FUND SHARES                                                        50

OTHER INFORMATION CONCERNING THE FUNDS                                        51

DISTRIBUTIONS AND TAXES                                                       52

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                          54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUNDS                                             56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN FLEMING INTERNATIONAL GROWTH FUNDTHE FUND'S OBJECTIVE
--------------------------------------------------------------------------------

The Fund's objective

The Fund will seek total return from long-term capital growth. Total return consists of capital growth and current income.

The Fund's main investment strategy

The Fund will invest principally in equity securities of companies located in the major developed regions of the world outside the United States. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of such issuers, which may include foreign subsidiaries of U.S. companies. These investments may take the form of depositary receipts. The Fund may, from time to time, also invest in securities of U.S. issuers. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to buy common stocks.

The Fund's advisers will emphasize companies with medium and large stock market capitalizations, yielding a median capitalization that results in placement within the large cap universe, based on the Morningstar criteria of taking the capitalization range of the top 5% of the 5,000 largest companies in the Morningstar database.

The Fund's advisers will perform quantitative analysis and fundamental research in an attempt to identify companies with the best growth potential. They may look at growth-oriented factors, such as projected earnings growth, improved earnings characteristics or price momentum.

Typically, companies meeting the advisers' criteria will feature leading or rapidly developing businesses, strong financial positions and high-quality management

J.P. MORGAN FLEMING INTERNATIONAL GROWTH FUND

capable of taking advantage of local, regional or global market changes.

The Fund's advisers also will seek to identify those countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the advisers will try to identify companies within those countries and industries that are poised to take advantage of such political and economic conditions. The Fund's advisers will continually review economic and political events in the countries in which the Fund invests.

The Fund's advisers will seek to select at least three issuers in several countries other than the United States. In selecting countries, the advisers initially will emphasize countries in continental Europe, the United Kingdom and Japan. Under current market conditions, the Fund's advisers anticipate that approximately one-half of the Fund's assets will be invested in securities of issuers located in continental Europe and approximately one-quarter will be invested in each of Japan and the United Kingdom. This asset allocation may change at any time.

The Fund will sell securities if its advisers believe the issuer of the securities no longer meets certain growth criteria or if they believe that more attractive opportunities are available. As political and economic events occur, the Fund's advisers will sell securities of issuers doing business in countries that the advisers believe do not meet the Fund's growth-oriented criteria.

While the Fund is not limited in the amount it invests in any one country, it will try to choose a wide range of industries and companies of varying sizes.

While the Fund invests primarily in equities, it may also invest up to 35% of its total assets in investment-grade debt securities. Investment grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, the equivalent by another national rating organization or unrated securities of comparable quality.

Under normal market conditions the Fund will be permitted to invest up to 35% of its total assets in high-quality money-market instruments and repurchase agreements, as well as investment-grade debt securities and securities of U.S. issuers. To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality money market instruments and repurchase agreements and in debt securities issued by supranational organizations and companies and governments of countries in which the Fund can invest and short-term debt instruments issued or guaranteed by the government of any member of the Organization for Economic Cooperation and Development. These debt securities may be in various currencies. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities. No more than 25% of the Fund's total assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Fund's total assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN FLEMING INTERNATIONAL GROWTH FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in J.P. Morgan Fleming International Growth Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock market as well as the performance of companies selected for the Fund's portfolio.

Because the Fund invests primarily in securities of issuers outside the U.S., an investment in the Fund is riskier than an investment in a U.S. equity fund.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in developing countries. In addition, the small size of securities markets and the low trading volume in many countries may lead to a lack of liquidity. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

The Fund's performance will be affected by political, social and economic conditions in the countries in which it invests and other countries on which certain issuers' revenues or resources are dependent. In addition, while the Fund invests primarily in securities of issuers in the United Kingdom, Japan and the countries in continental Europe, the economies of those countries may be affected by consumer demands in other countries and the state of economies in other countries. If the Fund holds securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued, such as Japanese companies), that will hurt the value of the Fund.

The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. After increasing by more than 500% in the

1980s, it has fallen more than half since then. This decline in the Tokyo stock market has made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. In addition, the Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

Although the Japanese yen has generally gone up against the U.S. dollar, in recent years it has fluctuated, and has even declined. The Japanese yen might also be hurt by the currency difficulties of other countries in Southeast Asia. Devaluation of the yen, and any other currencies in which the Fund's securities are denominated, will hurt the Fund's value.

Japan's relationship with its main trading partners, particularly the United States, is in a difficult phase. This is because Japan sells far more highly visible products, such as automobiles, than it buys. The trade imbalance is the largest with the United States. Japan's economy is also affected by economic trouble in Southeast Asian countries since the demand for Japanese exports fluctuates and since many Japanese banks and companies have invested in that region.

In early 1999, the European Monetary Union implemented a new currency called the "euro", which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment. The Fund is not diversified. It will invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to

J.P. MORGAN FLEMING INTERNATIONAL GROWTH FUND

economic problems among those issuing the securities.

The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of foreign issuers are declining and prices of these securities may fall more rapidly than those of other securities.

The Fund may invest in privately placed securities. Such securities generally are less liquid than publicly traded securities and, the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.


Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund's past performance

The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarentee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                         MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                         (LOAD) WHEN YOU BUY        CHARGE (LOAD) SHOWN AS
                         SHARES, SHOWN AS % OF THE  LOWER OF ORIGINAL PURCHASE
                         OFFERING PRICE(1)          PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES           5.75%                      NONE
--------------------------------------------------------------------------------
CLASS B SHARES           NONE                       5.00%
--------------------------------------------------------------------------------
CLASS C SHARES           NONE                       1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                  MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
CLASS OF SHARES   FEE             (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
CLASS A           1.00%           0.25%          2.15%           3.40%
--------------------------------------------------------------------------------
CLASS B           1.00%           0.75%          2.40%           4.15%
--------------------------------------------------------------------------------
CLASS C           1.00%           0.75%          2.40%           4.15%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on estimated expenses for the current fiscal year.

The actual Management Fee is currently expected to be 0.00%, Distribution Fees are expected to be 0.00% for Class A shares and 0.50% for Class B and Class C shares, Other Expenses are currently expected to be 2.00% and Total Annual Fund Operating Expenses are not expected to exceed 2.00% for Class A shares and 2.50% for Class B and Class C shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN FLEMING INTERNATIONAL GROWTH FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*                  $898        $1,560      $2,243       $4,048
--------------------------------------------------------------------------------
CLASS B SHARES**                 $917        $1,561      $2,320       $4,174***
--------------------------------------------------------------------------------
CLASS C SHARES**                 $517        $1,261      $2,120       $4,331
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES                   $417        $1,261      $2,120       $4,174***
--------------------------------------------------------------------------------
CLASS C SHARES                   $417        $1,261      $2,120       $4,331
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN FLEMING INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investable assets in International Equity Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to International Equity Portfolio as well as to the Fund.

Under normal conditions, the Fund will invest at least 65% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies. These investments may take the form of depositary receipts. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks.

The Fund's advisers seek to identify those countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the advisers try to identify companies within those countries and industries that are poised to take advantage of those political and economic conditions.

The Fund's advisers will seek to diversify the Fund's portfolio by investing in at least three issuers in several countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

J.P. MORGAN FLEMING INTERNATIONAL EQUITY FUND

The Fund intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, Netherlands, France, Switzerland, Italy, Spain and Scandinavia), Australia, Canada and other countries or areas that the advisers may select from time to time. A substantial part of the Fund's assets may be invested in companies based in Japan, the United Kingdom, and other countries that are heavily represented in an index called the Morgan Stanley Capital International, Europe, Australia and Far East Index. However, the Fund may also invest in companies or governments in developing countries.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular currency or country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment-grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

Corporation or the equivalent by another national rating organization or unrated securities of comparable quality. No more than 25% of the Fund's total assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than 25% of the Fund's total assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank.

While the Fund intends to invest primarily in stocks and investment-grade debt securities, under normal market conditions it is permitted to invest up to 35% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund may invest in derivatives, financial instruments the value of which is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

J.P. MORGAN FLEMING INTERNATIONAL EQUITY FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Fleming International Equity Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Fund invests primarily in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a U.S. equity fund.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in developing countries. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets worldwide, which could have a negative effect on the value of shares of the Fund.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN FLEMING INTERNATIONAL EQUITY FUND

rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and since inception. It compares that performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a widely recognized market benchmark, and the Lipper International Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1993        21.44%
1994        -4.33%
1995         5.89%
1996         6.03%
1997        -1.01%
1998        12.42%
1999        36.90%
2000       -18.68%

--------------------------------------------------------------------------------
BEST QUARTER                                                             28.82%
--------------------------------------------------------------------------------

                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                           -18.99%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

J.P. MORGAN FLEMING INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                 SINCE INCEPTION
                                    PAST 1 YEAR    PAST 5 YEARS     (12/31/92)
--------------------------------------------------------------------------------
CLASS A                               -23.34%           4.37%         5.40%
--------------------------------------------------------------------------------
CLASS B                               -22.71%           4.77%         5.70%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                       -13.96%           7.43%        10.92%
--------------------------------------------------------------------------------
LIPPER INTERNATIONAL FUNDS INDEX      -14.72%          10.20%        11.96%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 4, 1993. The performance for the period before Class B shares were launched is based on the performance of Class A shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Class A shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    MAXIMUM DEFERRED SALES
                    MAXIMUM SALES CHARGE (LOAD)     CHARGE (LOAD) SHOWN AS
                    WHEN YOU BUY SHARES, SHOWN      LOWER OF ORIGINAL PURCHASE
                    AS % OF THE OFFERING PRICE(1)   PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES      5.75%                           NONE
--------------------------------------------------------------------------------
CLASS B SHARES      NONE                            5.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                     MANAGEMENT      DISTRIBUTION     OTHER       FUND OPERATING
CLASS OF SHARES      FEE             (12b-1) FEES     EXPENSES    EXPENSES
--------------------------------------------------------------------------------
CLASS A              1.00%           0.25%            1.25%#      2.50%#
--------------------------------------------------------------------------------
CLASS B              1.00%           0.75%            1.25%#      3.00%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
 *    The table is based on expenses incurred in the most recent fiscal year.
 # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.50% and the Total Annual Fund Operating Expenses are expected not to exceed 2.00% for Class A shares and 2.50% for Class B shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN FLEMING INTERNATIONAL EQUITY FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                  1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*                   $814        $1,309      $1,829       $3,248
--------------------------------------------------------------------------------
CLASS B SHARES**                  $803        $1,227      $1,777       $3,201***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                  1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES                    $303        $927        $1,577       $3,201***
--------------------------------------------------------------------------------

  *    Assumes sales charge is deducted when shares are purchased.
 **   Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN FLEMING EUROPEAN FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income.

The Fund's main investment strategy

The Fund will invest primarily in equity securities issued by companies with principal business activities in Western Europe. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of European issuers. These investments may take the form of depositary receipts. Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to buy common stocks.

The Fund's advisers seek to identify those Western European countries and industries where political and economic factors, including currency changes, are likely to produce above-average growth rates. Then the advisers try to identify companies within those countries and industries that are poised to take advantage of those political and economic conditions. The Fund will continually review economic and political events in the countries in which it invests.

The Fund may invest in Austria, Belgium, Denmark, Germany, Finland, France, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom, as well as other Western European countries which the advisers think are appropriate. In addition, the Fund may invest up to 8% of its total assets in equity securities of emerging market European issuers.

J.P. MORGAN FLEMING EUROPEAN FUND

These countries may include Poland, the Czech Republic, Hungary and other similar countries which the advisers think are appropriate.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular currency or country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

While the Fund's assets will usually be invested in a number of different Western European countries, the Fund's advisers may at times invest most or all of the assets in a limited number of these countries. The Fund will, however, try to choose a wide range of industries and companies of varying sizes.

While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment grade means a rating of Baa or higher by Moody's Investor Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality. No more than 25% of the Fund's total assets will be invested in debt securities denominated in a currency other than the U.S. dollar. No more than

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

25% of the Fund's total assets will be invested in debt securities issued by a single foreign government or international organization, such as the World Bank.

While the Fund intends to invest primarily in stocks and investment-grade debt securities, under normal market conditions it is permitted to invest up to 35% of its total assets in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments and in debt securities issued by supranational organizations and companies and governments of countries in which the Fund can invest and short-term debt instruments issued or guaranteed by the government of any member of the Organization for Economic Cooperation and Development. These debt securities may be in various currencies. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments the value of which is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN FLEMING EUROPEAN FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in the Fleming European Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Fund invests primarily in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a U.S. equity fund.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing countries could lead to more volatility in the value of the

Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in developing countries. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

The Fund's performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the Gross National Product), the rate of inflation, the rate at which capital is reinvested into European economies, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small companies. That's because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

J.P. MORGAN FLEMING EUROPEAN FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and since inception. It compares that performance to Morgan Stanley Capital International Europe Index, a widely recognized market benchmark, and the Lipper European Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1996        28.10%
1997        21.38%
1998        28.17%
1999        36.06%
2000       -14.73%

--------------------------------------------------------------------------------
BEST QUARTER                                                              33.36%
--------------------------------------------------------------------------------

                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                            -16.97%
--------------------------------------------------------------------------------

                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                 SINCE INCEPTION
                                 PAST 1 YEAR     PAST 5 YEARS    (11/2/95)
--------------------------------------------------------------------------------
CLASS A                          -19.64%         16.86%          16.69%
--------------------------------------------------------------------------------
CLASS B                          -19.12%         17.22%          17.12%
--------------------------------------------------------------------------------
CLASS C                          -16.19%         17.41%          17.19%
--------------------------------------------------------------------------------
MSCI EUROPE INDEX                 -8.14%         15.75%          15.05%
--------------------------------------------------------------------------------
LIPPER EUROPEAN FUNDS INDEX       -2.58%         17.87%          17.46%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 3, 1995. Class C shares were first offered on November 1, 1998. The performance for the period before Class C shares were launched is based on the performance of Class B shares of the Fund.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    MAXIMUM SALES CHARGE (LOAD)
                     MAXIMUM DEFERRED SALES         CHARGE (LOAD) SHOWN AS
                     WHEN YOU BUY SHARES, SHOWN     LOWER OF ORIGINAL PURCHASE
                     AS % OF THE OFFERING PRICE(1)  PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES       5.75%                          NONE
--------------------------------------------------------------------------------
CLASS B SHARES       NONE                           5.00%
--------------------------------------------------------------------------------
CLASS C SHARES       NONE                           1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                          MANAGEMENT   DISTRIBUTION    OTHER      FUND OPERATING
CLASS OF SHARES           FEE          (12B-1) FEES    EXPENSES   EXPENSES
--------------------------------------------------------------------------------
Class A                   1.00%        0.25%           0.60%#     1.85%#
--------------------------------------------------------------------------------
Class B                   1.00%        0.75%           0.85%#     2.60%#
--------------------------------------------------------------------------------
Class C                   1.00%        0.75%           0.85%#     2.60%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
 *    The table is based on expenses incurred in the most recent fiscal year.
 # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.90% and Total Annual Fund Operating Expenses are not expected to exceed 1.75% for Class A shares and 2.50% for Class B and Class C shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN FLEMING EUROPEAN FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*                  $752        $1,123      $1,518       $2,619
--------------------------------------------------------------------------------
CLASS B SHARES**                 $763        $1,108      $1,580       $2,752***
--------------------------------------------------------------------------------
CLASS C SHARES**                 $363        $  808      $1,380       $2,934
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                 1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES                   $263        $808        $1,380       $2,752***
--------------------------------------------------------------------------------
CLASS C SHARES                   $263        $808        $1,380       $2,934
--------------------------------------------------------------------------------

  *   Assumes sales charge is deducted when shares are purchased.
 **   Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN FLEMING JAPAN FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks total return from long-term capital growth. Total return consists of capital growth and current income.

The Fund's main investment strategy

The Fund will invest principally in equity securities of foreign companies located throughout the Pacific and Far East. These investments may take the form of depositary receipts. Under normal conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers in Japan. The Fund may, from time to time, also invest in securities traded in other markets of the Pacific and the Far East. Under current market conditions, the Fund's advisers anticipate that most of the Fund's assets will be invested in securities traded on Japanese markets.

Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to buy common stocks.

The Fund's advisers seek to identify those industries where economic factors are likely to produce above-average growth rates. Then the advisers will try to identify companies within those industries that are poised to take advantage of those economic conditions.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular currency or

J.P. MORGAN FLEMING JAPAN FUND

country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities from an issuer located in one country but the security is denominated in the currency of another. While the Fund is not limited in the amount it invests in any one country, it will try to choose a wide range of industries and companies of varying sizes.

While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment grade means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.

While the Fund intends to invest primarily in stocks and investment-grade debt securities, under normal market conditions it is permitted to invest up to 35% of its total assets in high-quality money-market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments and in debt securities issued by supranational organizations and companies and governments of countries in which the Fund can invest and short-term debt instruments issued or guaranteed by the government of any member of the Organization for Economic Cooperation and Development. These debt securities may be in various currencies. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

J.P. MORGAN FLEMING JAPAN FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some of the specific risks of investing in Fleming Japan Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the Fund invests primarily in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a U.S. equity fund. Investing in this Fund has added risk because of political and economic factors in Japan.

Investments in foreign securities may be riskier than investments in the United States. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in developing countries. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

The Fund's performance will be affected by political, social and economic conditions in Japan. In addition, while the Fund invests primarily in Japanese securities, the Japanese economy may be affected by Southeast Asian consumer demands and the state of Southeast Asian economies.

The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. After increasing by over 500% in the 1980s, it has fallen more than half since then. This decline in the Tokyo stock market has made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. In addition, the Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

Although the Japanese yen has generally gone up against the U.S. dollar, in recent years it has fluctuated, and has even declined. The Japanese yen might also be hurt by the currency difficulties of other countries in Southeast Asia. Devaluation of the yen, and any other currencies in which the Fund's securities are denominated, will hurt the Fund's value.

Japan's relationship with its main trading partners, particularly the United States, is in a difficult phase. This is because Japan sells far more highly visible products such as automobiles, than it buys. The trade imbalance is the largest with the United States. Japan's economy is also affected by economic trouble in Southeast Asian countries since the demand for Japanese exports fluctuates and since many Japanese banks and companies have invested in that region.

In early 1999, the European Monetary Union implemented a new currency called the "euro," which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund that does not invest in small companies. That's because small companies trade less frequently and in

J.P. MORGAN FLEMING JAPAN FUND

smaller volumes, which may lead to more volatility in the prices of their securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return in the past year, five years and since inception. It compares that performance to the Tokyo Stock Exchange (TOPIX) 1st Section Index and the MSCI Japan Index, two widely recognized market benchmarks, and the Lipper Japan Equity Funds Average.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1996       -11.10%
1997         1.63%
1998       -19.67%
1999        60.29%
2000       -33.91%


--------------------------------------------------------------------------------
BEST QUARTER                                                              18.84%
--------------------------------------------------------------------------------

                                                               2nd quarter, 1997


--------------------------------------------------------------------------------
WORST QUARTER                                                            -17.12%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                 SINCE INCEPTION
                                  PAST 1 YEAR    PAST 5 YEARS    (11/2/95)
--------------------------------------------------------------------------------
CLASS A                           -37.68%        -6.25%          -5.56%
--------------------------------------------------------------------------------
CLASS B                           -37.43%        -6.08%          -5.24%
--------------------------------------------------------------------------------
MSCI JAPAN INDEX                  -28.07%        -4.55%          -2.38%
--------------------------------------------------------------------------------
TOKYO STOCK EXCHANGE (TOPIX)
1ST SECTION INDEX                 -25.52%        -4.04%          -6.43%
--------------------------------------------------------------------------------
LIPPER JAPAN EQUITY FUNDS
AVERAGE                           -35.11%        -1.31%           2.26%
--------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 3, 1995.

J.P. MORGAN FLEMING JAPAN FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    MAXIMUM SALES CHARGE (LOAD)
                   MAXIMUM DEFERRED SALES           CHARGE (LOAD) SHOWN AS
                   WHEN YOU BUY SHARES, SHOWN       LOWER OF ORIGINAL PURCHASE
                   AS % OF THE OFFERING PRICE(1)    PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES     5.75%                            NONE
--------------------------------------------------------------------------------
CLASS B SHARES     NONE                             5.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT     DISTRIBUTION   OTHER       FUND OPERATING
CLASS OF SHARES         FEE            (12B-1) FEES   EXPENSES    EXPENSES
--------------------------------------------------------------------------------
CLASS A                 1.00%          0.25%          2.90%#      4.15%#
--------------------------------------------------------------------------------
CLASS B                 1.00%          0.75%          3.15%#      4.90%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
 *    The table is based on expenses incurred in the most recent fiscal year.
 # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.00%, Distribution Fees are expected to be 0.00% for Class A shares, Other Expenses are expected to be 1.75% and the Total Annual Fund Operating Expenses are expected not to exceed 1.75% for Class A shares and 2.50% for Class B shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o you reinvest all your dividends, and o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                  1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*                   $968        $1,763      $2,573       $4,657
--------------------------------------------------------------------------------
CLASS B SHARES**                  $990        $1,772      $2,656       $4,780***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                  1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES                    $490        $1,472      $2,456       $4,780***
--------------------------------------------------------------------------------

  *    Assumes sales charge is deducted when shares are purchased.
 **   Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN FLEMING PACIFIC REGION FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund will seek total return from long-term capital growth. Total return consists of capital growth and current income.

The Fund's main investment strategy

The Fund will invest principally in equity securities of foreign companies located throughout the Asia-Pacific region, including Japan, Australia and New Zealand. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of such issuers. These investments may take the form of depositary receipts. The Fund will invest in equity securities of companies with various market capitalizations, including large, mid and small capitalizations.

Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to buy common stocks.

The Fund's advisers will perform quantitative analysis and fundamental research in an attempt to identify companies with the best growth potential within the Asia-Pacific region. They may look at growth-oriented factors, such as projected earnings growth, improved earnings characteristics or price momentum.

The Fund's advisers will seek to identify industries and countries in the Asian-Pacific region where economic and political factors are likely to produce above-average growth rates. Then the advisers will try to identify companies within those industries and countries that are poised to take advantage of such economic and political conditions. The Fund's advisers will continually review economic and political events in the countries in which the Fund invests.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The advisers may adjust the Fund's exposure to each currency based on their view of the markets and issuers. They will decide how much to invest in the securities of a particular currency or country by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. They may increase or decrease the emphasis on a type of security, industry, country or currency, based on their analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends. The Fund may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Fund will sell securities if its advisers believe the issuer of such securities no longer meets certain growth criteria or if they believe that more attractive opportunities are available. As political and economic events occur, the Fund's advisers will sell securities of issuers doing business in countries that the advisers believe do not meet the Fund's growth-oriented criteria.

While the Fund is not limited in the amount it invests in any one country, it will try to choose a wide range of industries and companies of varying sizes. While the Fund invests primarily in equities, it may also invest in investment-grade debt securities. Investment grade means a rating of Baa3 or higher by Moody's Investors Service, Inc., BBB- or higher by Standard & Poor's Corporation or the equivalent by another national rating organization or unrated securities of comparable quality.

While the Fund intends to invest primarily in stocks and investment-grade debt securities, under normal market conditions it will be permitted to invest up to 35% of its total assets in high-quality money-market instruments and repurchase agreements. To temporarily defend its assets, the Fund may invest any amount of its assets in these instruments and in debt securities issued by supranational organizations and companies and governments of countries in which the Fund can invest and short-term debt instruments issued or guaranteed by the government of any member of the Organization for Economic Cooperation and Development. These debt securities may be in various currencies. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities. Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies which are authorized to invest in those countries.

The Fund may invest in derivatives, which are financial instruments the value of which is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN FLEMING PACIFIC REGION FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some specific risks of investing in the Fleming Pacific Region Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock market as well as the performance of companies selected for the Fund's portfolio.

Because the Fund invests primarily in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a U.S. equity fund. Investing in this Fund has added risk because of political and economic factors in various countries in the Asia-Pacific region.

The Fund may not achieve its objective if companies which the advisers believe will experience earnings growth do not grow as expected.

Because the Fund may invest in small companies, the value of your investment may fluctuate more dramatically than an investment in a fund that does not invest in small companies. That is because small companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of their securities. Small companies may have limited product lines, markets and financial resources, and they may depend on a small management group.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's investments may take the form of depositary receipts, including unsponsored depositary shares. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The Fund's investments in developing countries could lead to more volatility in the value of the Fund's shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in developing countries. In addition, the small size of securities markets and the low trading volume in many countries of the Asia-Pacific region may lead to a lack of liquidity. Also, developing countries may not provide adequate legal protection for private or foreign investment or private property.

The Fund's performance will be affected by political, social and economic conditions in Southeast Asia, Japan, Australia and New Zealand.

Southeast Asian economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share price of companies in the region tends to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a limited management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Many of the currencies in Southeast Asia have recently experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will hurt the value of the Fund.

The trading volume on Southeast Asian stock exchanges is much lower than in the United States, and stock markets in the region have been extremely volatile at times. As a result, Southeast Asian securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States.

The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. After increasing by more than 500% in the 1980s, it has fallen more than half since then. This decline in the Tokyo stock market has made the country's banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. In addition, the Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

Although the Japanese yen has generally been strong against the U.S. dollar, in recent years it has fluctuated and has even declined. The Japanese yen might also be hurt by the currency difficulties of other countries in Southeast Asia. Devaluation of the yen, and any other currencies in which the Fund's securities are denominated, will hurt the Fund's value.

Japan's relationship with its main trading partners, particularly the United States, is in a difficult phase. This is because Japan sells far more highly visible products, such as automobiles, than it buys. The trade imbalance is the largest with the United States. Japan's economy is also

J.P. MORGAN FLEMING PACIFIC REGION FUND

affected by economic trouble in Southeast Asian countries since the demand for Japanese exports fluctuates and since many Japanese banks and companies have invested in that region.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund's potential returns.

Derivatives may be riskier than other types of investments because they are more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It will invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in the Asia-Pacific region are declining and prices of these securities may fall more rapidly than those of other securities.

The Fund may invest in privately placed securities. Such securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

The Fund's past performance

The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarentee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                     (LOAD) WHEN YOU BUY            CHARGE (LOAD) SHOWN AS
                     SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                     OFFERING PRICE(1)              PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES       5.75%                          NONE
--------------------------------------------------------------------------------
CLASS B SHARES       NONE                           5.00%
--------------------------------------------------------------------------------
CLASS C SHARES       NONE                           1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER       FUND OPERATING
CLASS OF SHARES         FEE           (12B-1) FEES    EXPENSES    EXPENSES
--------------------------------------------------------------------------------
CLASS A                 1.00%         0.25%           2.15%       3.40%
--------------------------------------------------------------------------------
CLASS B                 1.00%         0.75%           2.40%       4.15%
--------------------------------------------------------------------------------
CLASS C                 1.00%         0.75%           2.40%       4.15%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.
*     The table is based on estimated expenses for the current fiscal year.

The actual Management Fee is currently expected to be 0.00%, Distribution Fees are expected to be 0.00% for Class A shares and 0.50% for Class B and Class C shares, Other Expenses are currently expected to be 2.00% and Total Annual Fund Operating Expenses are not expected to exceed 2.00% for Class A shares and 2.50% for Class B and Class C shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN FLEMING PACIFIC REGION FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                           1 YEAR        3 YEARS       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*            $898          $1,560        $2,243          $4,048
--------------------------------------------------------------------------------
CLASS B SHARES**           $917          $1,561        $2,320          $4,174***
--------------------------------------------------------------------------------
CLASS C SHARES**           $517          $1,261        $2,120          $4,331
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                           1 YEAR        3 YEARS       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
CLASS B SHARES             $417          $1,261        $2,120          $4,174***
--------------------------------------------------------------------------------
CLASS C SHARES             $417          $1,261        $2,120          $4,331
--------------------------------------------------------------------------------

  *    Assumes sales charge is deducted when shares are purchased.
 **   Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Fund's investment adviser

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM
(USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                        Fiscal Year
Fund                                                       Ended            %
--------------------------------------------------------------------------------
Fleming International
   Equity Fund                                          Oct. 31, 2000     0.23%
Fleming European Fund                                   Oct. 31, 2000     0.80%
Fleming Japan Fund                                      Oct. 31, 2000     0.00%

Chase Fleming Asset Management (London) Limited (CFAM London) is the sub-adviser to the Funds. It makes the day-to-day investment decisions for those Funds. JPMFAM (USA) pays CFAM London a sub-advisory fee for its services. CFAM London is a wholly-owned subsidiary of J.P. Morgan Chase. It provides discretionary investment services to institutional clients. CFAM London is located at Colvile House, 32 Curzon Street, London W1Y8AL.

FUNDS' INVESTMENT ADVISER

The portfolio managers

FLEMING INTERNATIONAL EQUITY FUND

James Fisher and Chee Chow are both Vice Presidents at CFAM London. Mr. Fisher is the Director in-charge of EAFE funds. He has worked at CFAM London since 1991 in numerous investment roles. Prior to joining CFAM London, he worked at Save & Prosper as a fund manager and manager trainee. Mr. Chow has worked at CFAM London since September of 1992 and over this period has had roles in global asset allocation, quantitative modeling and performance analytics. Mr. Fisher has managed the fund since August 2000. Mr. Chow has managed the Fund since May 2000.

FLEMING EUROPEAN FUND

James Elliot and Ajay Gambhir are both assistant directors of the European Equity Group. Mr. Elliot joined CFAM London in June of 1995 as an executive in the European Investment Banking group. He was appointed a portfolio manager in 1998 and Assistant Director in 1999. Mr. Gambhir joined CFAM London in December of 1997 as a Fund manager in the European Equity Group. Prior to that he worked as a Fund manager at NM Rothschild & Sons Limited. Mr. Gambhir was appointed Assistant Director in April of 2000. Both have managed the Fund since August of 2000.

FLEMING JAPAN FUND

Mr. Richard Aston, Vice President, Portfolio Manager at CFAM London, is responsible for the management of the Japan Fund. Mr. Aston has worked at CFAM London since April 2000. Prior to that he worked for AXAIM (formerly Sun Life Investment Management) of the UK as a Fund Manager for a range of Japanese Equity Portfolios. Mr. Browne and Mr. Aston have been managing the Fund since May 2000.

FLEMING INTERNATIONAL GROWTH FUND

Mr. Fisher is the Portfolio Manager. He has managed the portfolio since its inception.

FLEMING PACIFIC REGION FUND

Roger Ellis, Chief Investment Officer Asia Pacific and Head of the Pacific Regional Group, is responsible for the Management of the Fund. Mr. Ellis joined CFAM London as an Investment Manager in 1989 and was appointed a director in 1991. In 1984 he became assistant manager of private banking at HSBC. In 1987, he joined Pierson Capital Management, managing Asia Equity Funds.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

You will incur a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay while they own shares, as explained below.

You have a choice of three different kinds of charges. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy the Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Class C shares also have a deferred sales charge you may have to pay if you sell your shares within one year of buying them.

The Fleming International Equity Fund and Fleming Japan Fund are available in either Class A or Class B shares in this prospectus. The other Funds are available in Class A, Class B or Class C shares in this prospectus.

There are a number of plans and special discounts which can decrease or eliminate the charges described above.

This section explains how the three sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

                                                         TOTAL SALES CHARGE
                                                     AS % OF THE        AS %
                                                     OFFERING           OF NET
AMOUNT OF                                            PRICE              AMOUNT
INVESTMENT                                           PER SHARE          INVESTED
--------------------------------------------------------------------------------
LESS THAN
$100,000                                             5.75%              6.10%
--------------------------------------------------------------------------------
$100,000 BUT
UNDER $250,000                                       3.75%              3.90%
--------------------------------------------------------------------------------
$250,000 BUT
UNDER $500,000                                       2.50%              2.56%
--------------------------------------------------------------------------------
$500,000 BUT
UNDER $1 MILLION                                     2.00%              2.04%
--------------------------------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. The charge is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether if you hold the shares for more than six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you purchased the Class B shares.

YEAR            DEFERRED SALES CHARGE
1               5%
--------------------------------------------------------------------------------
2               4%
--------------------------------------------------------------------------------
3               3%
--------------------------------------------------------------------------------
4               3%
--------------------------------------------------------------------------------
5               2%
--------------------------------------------------------------------------------
6               1%
--------------------------------------------------------------------------------
7               NONE
--------------------------------------------------------------------------------
8               NONE
--------------------------------------------------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. The charge is equal to 1% of the lower of the original purchase price or the current value of the shares. The deferred sales charge on Class C shares disappears altogether if you hold the shares for more than one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

GENERAL

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. JPM is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMFAM
(USA). Each Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares and up to 0.75% of the average daily net assets attributed to Class B shares. In addition, each Fund except the International Equity Fund and Japan Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributed to Class C shares.

This payment covers expenses including compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you intend to buy and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you are not sure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund operating expenses (expenses that are deducted from Fund assets) for each Fund.

Your investment representative will be able to advise you about the best class of shares for you.

Buying Fund shares

You can buy shares three ways:

Through your investment representative

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

HOW YOUR ACCOUNT WORKS

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. See the additional information on the Systematic Investment Plan below.

                                   ----------

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the J.P. Morgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at market value but may use fair value if market prices are unavailable. The J.P. Morgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The Fleming International Equity Fund, Fleming European Fund, Fleming International Growth Fund, Fleming Pacific Region Fund and Fleming Japan Fund invest in securities that are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other U.S. holidays on which the Funds do not price. As a result, these Funds' portfolios will trade and their NAVs may fluctuate significantly on days when you have no access to the Funds.

The J.P. Morgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the J.P. Morgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

--------------------------------------------------------------------------------
THE J.P. MORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

--------------------------------------------------------------------------------
TYPE OF                                                INITIAL       ADDITIONAL
ACCOUNT                                                INVESTMENT    INVESTMENTS
--------------------------------------------------------------------------------
REGULAR
ACCOUNT                                                $2,500        $100
--------------------------------------------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                                                   $1,000        $100
--------------------------------------------------------------------------------
IRAS                                                   $1,000        $100
--------------------------------------------------------------------------------
SEP-IRAS                                               $1,000        $100
--------------------------------------------------------------------------------
EDUCATION
IRAS                                                   $  500        $100
--------------------------------------------------------------------------------

Make your check out to J.P. Morgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the J.P. Morgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell shares worth $25,000 by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell shares worth as little as $50. See "Shareholder Services," below, for details.

                                   ----------

You can sell your shares on any day the J.P. Morgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the J.P. Morgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each

HOW YOUR ACCOUNT WORKS

Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

o     you want to sell shares with a net asset value of $100,000 or more, or

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other J.P. Morgan Funds at NAV, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Fund shares you want to exchange. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange shares from one class of a J.P. Morgan Fund to shares of the same class of a different J.P. Morgan Fund. Call the J.P. Morgan Funds Service Center for details.

                                   ----------

If you exchange Class B shares of a Fund for Class B shares of another J.P. Morgan Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on the date on which you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading. This could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than ten exchanges in a year or three exchanges in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

Other information concerning the Funds

If you sell shares, we may close your account if the balance falls below $500. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Funds held by investors by the shareholder servicing agent.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A and Class B shares of the Funds and Class C shares of all Funds except the International Equity Fund and Japan Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount of compensation for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others

HOW YOUR ACCOUNT WORKS

unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Funds distribute any net investment income at least annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The International Growth Fund, Pacific Region Fund, International Equity Fund, European Fund and Japan Fund expect that their distributions will consist primarily of capital gains.

Investment income received by the International Growth Fund, Pacific Region Fund, International Equity Fund, European Equity Fund and Japan Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of each such Fund's assets at the close of its taxable year will be in securities of foreign corporations, each such Fund may elect to "pass through" to its shareholder the foreign taxes that it paid.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a systematic investment plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the J.P. Morgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one J.P. Morgan Fund account to another on a regular basis. This is a free service.

FREE EXCHANGE PRIVILEGE

You can exchange money between J.P. Morgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B or Class C shares on which you've paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the Class A shares within 90 days of selling the Class B or Class C shares.

What the terms mean

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the advisers to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provide selected per share data and ratios for one Class A Share, one Class B Share and, where applicable, one Class C Share.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended October 31, 2000, which is incorporated by reference into the Statement of Additional Information. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

                       THIS PAGE INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

J.P. Morgan Fleming International Equity Fund*

                                                Year          Year          Year           Year           Year
CLASS A                                        ended         ended         ended          ended          ended
                                            10/31/00      10/31/99      10/31/98       10/31/97       10/31/96
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $ 13.77       $ 12.08       $ 12.11        $ 12.38       $ 12.02
--------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                      (0.11)        (0.09)        (0.09)         (0.05)@        0.05
    Net gains or losses in securities
    (both realized and unrealized)              0.44          2.34          0.43           0.33          0.37
                                             -------       -------       -------        -------       -------

    Total from investment operations            0.33          2.25          0.34           0.28          0.42

  Less distributions:
    Dividends from net investment income          --            --          0.07           0.03          0.06
    Distributions from capital gains            0.76          0.56          0.30           0.52            --
                                             -------       -------       -------        -------       -------

    Total distributions                         0.76          0.56          0.37           0.55          0.06
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 13.34       $ 13.77       $ 12.08        $ 12.11       $ 12.38
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                 1.71%        19.09%         2.96%          2.27%         3.53%
=============================================================================================================

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $34,599       $26,973       $17,969        $23,267       $24,904
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
--------------------------------------------------------------------------------------------------------------
  Expenses                                      2.01%         1.99%         2.00%          2.01%         2.00%
--------------------------------------------------------------------------------------------------------------
  Net investment income                        (0.86%)       (0.73%)       (0.47%)        (0.36%)       (0.03%)
--------------------------------------------------------------------------------------------------------------
  Expenses without waivers
  and reimbursements                            2.88%         3.53%         3.39%          2.08%         2.86%
--------------------------------------------------------------------------------------------------------------
  Net investment income without waivers
  and reimbursements                           (1.73%)       (2.27%)       (1.86%)        (0.43%)       (0.89%)
--------------------------------------------------------------------------------------------------------------

                                               Year         Year         Year         Year         Year
CLASS B                                       ended        ended        ended        ended        ended
                                           10/31/00     10/31/99     10/31/98     10/31/97     10/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $13.51       $11.92       $11.94       $12.24       $11.89
-------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                     (0.21)       (0.18)       (0.13)       (0.11)@       0.01
    Net gains or losses in securities
    (both realized and unrealized)             0.47         2.33         0.42         0.33         0.35
                                             ------       ------       ------       ------       ------

    Total from investment operations           0.26         2.15         0.29         0.22         0.36

  Less distributions:
    Dividends from net investment income         --           --         0.01           --           --
    Distributions from capital gains           0.76         0.56         0.30         0.52         0.01
                                             ------       ------       ------       ------       ------

    Total distributions                        0.76         0.56         0.31         0.52         0.01
-------------------------------------------------------------------------------------------------------
Net asset value, end of period               $13.01       $13.51       $11.92       $11.94       $12.24
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                1.20%       18.49%        2.56%        1.74%        3.03%
=======================================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $6,535       $6,858       $7,433       $7,989       $7,819
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-------------------------------------------------------------------------------------------------------
  Expenses                                     2.51%        2.49%        2.50%        2.51%        2.50%
-------------------------------------------------------------------------------------------------------
  Net investment income                       (1.38%)      (1.21%)      (0.94%)      (0.88%)      (0.43%)
-------------------------------------------------------------------------------------------------------
  Expenses without waivers
  and reimbursements                           3.39%        4.03%        3.90%        2.61%        3.36%
-------------------------------------------------------------------------------------------------------
  Net investment income without waivers
  and reimbursements                          (2.26%)      (2.75%)      (2.34%)      (0.98%)      (1.29%)
-------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista International Equity Fund.

(1) Total return figures do not include the effect of any front-end or deferred sales load.
@     Calculated using average shares outstanding.

FINANCIAL HIGHLIGHTS

J.P. Morgan Fleming European Fund*

                                                 Year         Year          Year          Year   11/02/95**
CLASS A                                         ended        ended         ended         ended      through
                                             10/31/00     10/31/99      10/31/98      10/31/97     10/31/96
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $ 16.52       $ 14.47       $ 14.10       $ 11.99       $10.00
-----------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                      (0.12)@       (0.06)@        0.15          0.05         0.15
    Net gains or losses in securities
    (both realized and unrealized)              1.83          2.31          2.16          3.01         1.93
                                             -------       -------       -------       -------       ------

    Total from investment operations            1.71          2.25          2.31          3.06         2.08

  Less distributions:
    Dividends from net investment income          --          0.09          0.22          0.10         0.09
    Distributions from capital gains            0.36          0.11          1.72          0.85           --
                                             -------       -------       -------       -------       ------

    Total distributions                         0.36          0.20          1.94          0.95         0.09
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 17.87       $ 16.52       $ 14.47       $ 14.10       $11.99
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                10.13%        15.60%        18.71%        28.19%       20.78%
===========================================================================================================

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $75,801       $47,759       $33,743       $12,965       $6,358
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-----------------------------------------------------------------------------------------------------------
  Expenses                                      1.74%         1.74%         1.74%         1.75%        1.75%
-----------------------------------------------------------------------------------------------------------
  Net investment income                        (0.60%)       (0.40%)       (0.07%)        0.32%        1.44%
-----------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           1.95%         2.06%         2.38%         2.84%        3.49%
-----------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (0.81%)       (0.72%)       (0.71%)       (0.77%)      (0.30%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          161%          149%          183%          170%         186%
-----------------------------------------------------------------------------------------------------------

                                                Year          Year         Year       Year  11/03/95***
CLASS B                                        ended         ended        ended      ended      through
                                            10/31/00      10/31/99     10/31/98   10/31/97     10/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $ 16.18       $ 14.24       $13.93     $11.93       $ 9.97
-------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                      (0.27)@       (0.18)@       0.08       0.04         0.07
    Net gains or losses in securities
    (both realized and unrealized)              1.83          2.26         2.10       2.89         1.96
                                             -------       -------       ------     ------       ------

    Total from investment operations            1.56          2.08         2.18       2.93         2.03

  Less distributions:
    Dividends from net investment income          --          0.03         0.15       0.08         0.07
    Distributions from capital gains            0.36          0.11         1.72       0.85           --
                                             -------       -------       ------     ------       ------

    Total distributions                         0.36          0.14         1.87       0.93         0.07
-------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 17.38       $ 16.18       $14.24     $13.93       $11.93
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                 9.40%        14.66%       17.89%     27.25%       20.35%
=======================================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $18,546       $10,038       $9,457     $2,218       $  190
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS#:
-------------------------------------------------------------------------------------------------------
  Expenses                                      2.49%         2.51%        2.50%      2.51%        2.47%
-------------------------------------------------------------------------------------------------------
  Net investment income                        (1.35%)       (1.12%)      (0.75%)    (0.30%)       0.80%
-------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           2.69%         2.83%        2.91%      3.58%        3.83%
-------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (1.55%)       (1.44%)      (1.16%)    (1.37%)      (0.56%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          161%          149%         183%       170%         186%
-------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista European Fund.
 **   Commencement of operations.
***   Commencement of offering of class of shares.
  @   Calculated based on average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  #   Short periods have been annualized.

FINANCIAL HIGHLIGHTS

J.P. Morgan Fleming European Fund (continued)*

                                                            Year   11/01/98***
CLASS C                                                    ended       through
                                                        10/31/00      10/31/99
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $16.19        $14.24
--------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                  (0.26)@       (0.08)@
    Net gains or losses in securities
    (both realized and unrealized)                          1.80          2.17
                                                          ------        ------

    Total from investment operations                        1.54          2.09

  Less distributions:
    Dividends from net investment income                      --          0.03
    Distributions from capital gains                        0.36          0.11
                                                          ------        ------

    Total distributions                                     0.36          0.14
--------------------------------------------------------------------------------
Net asset value, end of period                            $17.37        $16.19
--------------------------------------------------------------------------------

TOTAL RETURN(1)                                             9.27%        14.73%
================================================================================

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                   $4,229        $1,460
--------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
--------------------------------------------------------------------------------
  Expenses                                                  2.49%         2.51%
--------------------------------------------------------------------------------
  Net investment income                                    (1.33%)       (0.61%)
--------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits                       2.67%         2.83%
--------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits                      (1.51%)       (0.93%)
--------------------------------------------------------------------------------
Portfolio turnover rate                                      161%          149%
--------------------------------------------------------------------------------

  *   Formerly Chase Vista European Fund.
***   Commencement of offering of class of shares.

  @   Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#     Short periods have been annualized.

J.P. Morgan Fleming Japan Fund*

                                                Year         Year          Year         Year   11/02/95**
CLASS A                                        ended        ended         ended        ended      through
                                            10/31/00     10/31/99      10/31/98     10/31/97     10/31/96
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $  9.84       $ 6.41       $  9.52       $ 9.42       $10.00
---------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                      (0.15)@      (0.07)@        0.27         0.08        (0.08)
    Net gains or losses in securities
    (both realized and unrealized)             (1.57)        3.50         (2.91)        0.24        (0.50)
                                             -------       ------       -------       ------       ------

    Total from investment operations           (1.72)        3.43         (2.64)        0.32        (0.58)

  Less distributions:
    Dividends from net investment income          --           --          0.26         0.22           --
    Distributions from capital gains              --           --            --           --           --
    Tax return of capital                         --           --          0.21           --           --
                                             -------       ------       -------       ------       ------

    Total distributions                           --           --          0.47         0.22           --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period               $  8.12       $ 9.84       $  6.41       $ 9.52       $ 9.42
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                               (17.48%)      53.51%       (28.98%)       3.49%       (5.80%)
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $ 2,448       $4,260       $ 1,770       $5,008       $4,781
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS#:
---------------------------------------------------------------------------------------------------------
  Expenses                                      1.77%        1.74%         1.76%        1.75%        1.75%
---------------------------------------------------------------------------------------------------------
  Net investment income                        (1.54%)      (0.88%)       (0.56%)      (0.30%)      (0.91%)
---------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           5.49%        5.44%         3.79%        2.89%        3.60%
---------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (5.26%)      (4.58%)       (2.59%)      (1.44%)      (2.76%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          123%         133%          212%         217%         121%
---------------------------------------------------------------------------------------------------------

 *    Formerly Chase Vista Japan Fund.
**    Commencement of operations.
 @    Calculated based on average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.
 #    Short periods have been annualized.

FINANCIAL HIGHLIGHTS

J.P. Morgan Fleming Japan Fund (continued)*

                                                Year       Year          Year       Year   11/03/95***
CLASS B                                        ended      ended         ended      ended       through
                                            10/31/00   10/31/99      10/31/98   10/31/97      10/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $  9.65     $ 6.32       $  9.42     $ 9.35        $10.00
------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                      (0.22)@    (0.13)@        0.23      (0.05)        (0.02)
    Net gains or losses in securities
    (both realized and unrealized)             (1.50)      3.46         (2.90)      0.30         (0.63)
                                             -------     ------       -------     ------        ------

    Total from investment operations           (1.72)      3.33         (2.67)      0.25         (0.65)

  Less distributions:
    Dividends from net investment income          --         --          0.22       0.18            --
    Distributions from capital gains              --         --            --         --            --
    Tax return of capital                         --         --          0.21         --            --
                                             -------     ------       -------     ------        ------

    Total distributions                           --         --          0.43       0.18            --
------------------------------------------------------------------------------------------------------
Net asset value, end of period               $  7.93     $ 9.65       $  6.32     $ 9.42        $ 9.35
------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                               (17.82%)    52.69%       (29.53%)     2.72%        (6.50%)
======================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $   322     $1,089       $   391     $1,893        $  162
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
------------------------------------------------------------------------------------------------------
  Expenses                                      2.52%      2.49%         2.51%      2.51%         2.52%
------------------------------------------------------------------------------------------------------
  Net investment income                        (2.29%)    (1.67%)       (0.97%)    (5.73%)       (0.40%)
------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits           6.14%      6.19%         4.52%      3.66%         4.00%
------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits          (5.91%)    (5.37%)       (2.98%)    (6.88%)       (1.88%)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          123%       133%          212%       217%          121%
------------------------------------------------------------------------------------------------------

  *   Formerly Chase Vista Japan Fund.
***   Commencement of offering of class of shares.

  @   Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
#     Short periods have been annualized.

--------------------------------------------------------------------------------
J.P. Morgan       HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. Morgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 12379-1039

(C)2001 J.P. Morgan Chase & Co. All Rights Reserved.      February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                                             J.P. Morgan
                                             Bond Funds

                                             THIS PROSPECTUS OFFERS:

                                             CLASS A, CLASS B AND CLASS C SHARES

SHORT-TERM BOND
FUND II

U.S. TREASURY
INCOME FUND

BOND FUND II

STRATEGIC INCOME
FUND

INTERMEDIATE BOND
FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                         -----------------------
                                                         [LOGO]CHASE
                                                         THE RIGHT RELATIONSHIP
                                                         IS EVERYTHING
                                                         -Registered Trademark-
                                                         -----------------------

                                                                     PSBD-1-201X

SHORT-TERM BOND FUND II                                                        1

U.S. TREASURY INCOME FUND                                                      9

BOND FUND II                                                                  16

STRATEGIC INCOME FUND                                                         24

INTERMEDIATE BOND FUND                                                        35

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISER                                                 43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        45
--------------------------------------------------------------------------------

ABOUT SALES CHARGES                                                           45

BUYING FUND SHARES                                                            48

SELLING FUND SHARES                                                           49

EXCHANGING FUND SHARES                                                        50

OTHER INFORMATION CONCERNING THE FUNDS                                        51

DISTRIBUTIONS AND TAXES                                                       52

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                          54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SHORT-TERM BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income consistent with preservation of capital.

The Fund's main investment strategy

The Fund normally invests substantially all of its assets in investment-grade debt securities of all types. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less and the dollar-weighted average maturity of the Fund's portfolio will not exceed three years.

Substantially all of the Fund's investments will be investment grade, which means a rating of Baa(3) or higher by Moody's Investors Service, Inc. (Moody's), BBB or higher by Standard & Poor's Corporation (S&P), or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and

J.P. MORGAN SHORT-TERM BOND FUND II

liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Short-Term Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

J.P. MORGAN SHORT-TERM BOND FUND II

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman 1-3 Year U.S. Gov't Bond Index, a widely recognized market benchmark, and the Lipper Short-Term Investment Grade Debt Funds Index.

The performance for the period before Class A shares were launched in May 1996 is based on the performance of Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than those shown because Class A shares have higher expenses than Institutional Class shares.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-1996 are based upon the performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991            9.13%

1992            5.04%

1993            4.54%

1994            2.38%

1995            8.22%

1996            5.29%

1997            5.82%

1998            5.21%

1999            2.68%

2000            7.13%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.76%
--------------------------------------------------------------------------------
                                                               4th quarter, 1991
--------------------------------------------------------------------------------
WORST QUARTER                                                              0.10%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                             PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------
CLASS A SHARES                               5.53%            4.90%           5.36%
-------------------------------------------------------------------------------------------
LEHMAN 1-3 YEAR U.S. GOV'T BOND
INDEX                                        8.17%            5.95%           6.40%
-------------------------------------------------------------------------------------------
LIPPER SHORT-TERM INVESTMENT
GRADE DEBT FUNDS INDEX                       7.39%            5.52%           6.34%
-------------------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  1.50%                           NONE
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.25%             0.25%              0.77%#            1.27%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.18%, Distribution
Fees are expected to be 0.16%, Other Expenses are expected to be 0.41% and the Total Annual Fund Operating expenses are expected not to exceed 0.75%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

J.P. MORGAN SHORT-TERM BOND FUND II

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*              $277          $547           $836          $1,661
--------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

--------------------------------------------------------------------------------
J.P. MORGAN U.S. TREASURY INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide investors with monthly dividends while still protecting the value of their investment.

The Fund's main investment strategy

Under normal circumstances, the Fund will invest at least 65% of its total assets in:

o     debt securities issued by the U.S. Treasury, and

o repurchase agreements in which the Fund receives these securities as collateral.

The Fund may also invest in debt securities issued or guaranteed by U.S. government agencies or authorities. These securities may include investments in collateralized mortgage obligations and other mortgage-related securities.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund develops an appropriate portfolio strategy based on a forecast for the level and direction of interest rates. When making this forecast, the advisers also determine an outlook for the interest rate horizon, an expectation of market volatility levels and an outlook for yield curve shifts.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still

J.P. MORGAN U.S. TREASURY INCOME FUND

undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S. Treasury Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN U.S. TREASURY INCOME FUND

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, derivatives could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman U.S. Gov't Bond Index and Lehman U.S. Treasury Bond Index, widely recognized market benchmarks, and the Lipper General U.S. Gov't Funds Index. In the past, the Fund has compared its performance to the Lehman U.S. Treasury Bond Index, but in the future, the Fund intends to compare its performance to the Lehman U.S. Gov't Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1991           14.79%

1992            5.87%

1993           10.32%

1994           -4.46%

1995           17.53%

1996            1.26%

1997            8.34%

1998            8.78%

1999           -2.96%

2000           12.61%

--------------------------------------------------------------------------------
BEST QUARTER                                                               5.87%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.98%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

J.P. MORGAN U.S. TREASURY INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                               PAST 1 YEAR      PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------------
CLASS A SHARES                                  7.58%           4.49%          6.49%
--------------------------------------------------------------------------------------------
CLASS B SHARES                                  6.64%           4.25%          6.38%
--------------------------------------------------------------------------------------------
LEHMAN U.S. GOV'T BOND INDEX                   13.24%           6.49%          7.92%
--------------------------------------------------------------------------------------------
LEHMAN U.S. TREASURY BOND INDEX                13.52%           6.49%          7.92%
--------------------------------------------------------------------------------------------
LIPPER GENERAL U.S. GOV'T FUNDS INDEX          11.89%           5.54%          6.75%
--------------------------------------------------------------------------------------------

The performance for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on November 4, 1993. The performance for the period before Class B shares were launched in 1993 is based on the performance for Class A shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Class A shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                  MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                  (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                  SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                  OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
----------------------------------------------------------------------------------------------
CLASS A SHARES                    4.50%                           NONE
----------------------------------------------------------------------------------------------
CLASS B SHARES                    NONE                            5.00%
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEE        EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.74%#            1.29%#
----------------------------------------------------------------------------------------------
CLASS B             0.30%             0.75%              0.74%#            1.79%#
----------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.15%. Distribution
Fees for Class A shares are expected to be 0.00%, Other Expenses for Class A shares are expected to be 0.60% and the Total Annual Fund Operating expenses are expected not to exceed 0.75% for Class A shares and 1.64% for Class B shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS A SHARES*                    $575          $841           $1,126        $1,936
------------------------------------------------------------------------------------------
CLASS B SHARES**                   $682          $863           $1,170        $1,974***
------------------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS B SHARES                     $182          $563           $970          $1,974***
------------------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN BOND FUND II
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks to provide as high a level of income as is consistent with reasonable risk.

The Fund's main investment strategy

The Fund invests mainly in investment grade corporate bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities with at least an "A" rating or the equivalent from Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Investor's Service Inc. or in securities that are unrated but of comparable quality.

The Fund may also invest in debt securities rated Baa(3) or higher by Moody's, BBB- or higher by S&P or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the

J.P. MORGAN BOND FUND II

actual maturities according to changes in the market.

The fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN BOND FUND II

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Corporate Debt A-Rated Funds Index.

The performance for the period before Class A shares were launched on February 16, 2001 is based on the performance of Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of three common trust funds which had been maintained by Chase. The performance of the Fund's Institutional Class before that date is based on the historical performance of one of the common trust funds whose assets were transferred to the Fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's Institutional Class expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-2000 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991           15.53%

1992            6.46%

1993           11.40%

1994           -3.83%

1995           18.51%

1996            3.20%

1997            8.81%

1998            7.94%

1999           -1.05%

2000           10.08%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.07%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                             -2.76%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

J.P. MORGAN BOND FUND II

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                          PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------------
CLASS A SHARES                             5.13%          4.74%          7.01%
--------------------------------------------------------------------------------------
CLASS B SHARES                             5.08%          5.41%          7.50%
--------------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX               11.63%          6.46%          7.96%
--------------------------------------------------------------------------------------
LIPPER CORPORATE DEBT A-RATED
FUNDS INDEX                               10.31%          5.49%          7.72%
--------------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B shares reflects the deduction of the applicable contingent deferred sales load.

Class B shares were first offered on February 16, 2001. The performance for the period before Class B shares were launched is based on the performance of Institutional Class shares of the Fund. The actual returns of Class B shares would have been lower than shown because Class B shares have higher expenses than Institutional Class shares.

Fees and expenses

This table describes the fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------
CLASS B SHARES                  NONE                            5.00%
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.63%             1.18%
--------------------------------------------------------------------------------------------
CLASS B             0.30%             0.75%              0.63%             1.68%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees for Class A shares are expected to be 0.00%, actual Other Expenses are expected to be 0.45% and Total Annual Fund
Operating Expenses for Class A and B shares are not expected to exceed 0.75% and 1.50%, respectively. That's because J.P. Morgan Fleming Asset Management
(USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS A SHARES*                    $565          $808           $1,070        $1,817
------------------------------------------------------------------------------------------
CLASS B SHARES**                   $671          $830           $1,113        $1,854***
------------------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                   1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------------------
CLASS B SHARES                     $171          $530           $913          $1,854***
------------------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks a high level of income.

The Fund's main investment strategy

The Fund invests principally in a diversified portfolio of securities denominated in U.S. dollars. The investments are principally in the following market sectors:

o Investment grade debt securities issued by U.S. issuers, including the U.S. government, its agencies and authorities and U.S. companies.

o Debt securities of foreign issuers, including foreign governments and companies. The Fund may invest up to 30% of its total assets in issuers located in emerging market countries.

o Lower-rated high yield securities (junk bonds) of U.S. issuers. These include lower-rated convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock, and preferred stock.

Under normal market conditions, the Fund will invest between 25% and 40% of its total assets in each of the three sectors. However, there is no limit on securities issued by the U.S. government or its agencies or authorities.

Investment grade securities are those rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P), or the equivalent rating by another national rating organization. These include unrated securities of comparable quality. The Fund may invest in a variety of U.S. government debt securities, including securities which are not supported by the full faith and credit of the U.S. Treasury. All or a substantial portion of the Fund's investments in U.S. government debt securities may be in mortgage-related securities.

The Fund's investments in foreign debt securities may include obligations issued by international organizations like the World Bank. They may also include Brady Bonds, which are bonds issued under a program which enables debtor nations to restructure the debt that they owe foreign commercial banks, and other debt issued by emerging market governments as part of restructuring plans. The Fund's advisers expect that the majority of emerging market obligations that the Fund buys will primarily be traded in international over-the-counter markets instead of local markets. Although the Fund intends to buy principally U.S. dollar-denominated securities, some of the Fund's foreign securities may be denominated and traded in other currencies. The Fund will not invest more than 25% of its total assets in debt securities of issuers in any one country other than the U.S.

The Fund may purchase lower-rated high-yield securities issued by U.S. companies as well as foreign companies and governments. Lower-rated securities are those which are rated Ba(3) or lower by Moody's, BB or lower by S&P or the equivalent by another national rating organization. They also include unrated securities which are found to be of comparable quality. High-yield securities in the Fund's portfolio may be rated as low as C by Moody's, or D by S&P, or the equivalent.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN STRATEGIC INCOME FUND

debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change. In deciding how to allocate the Fund's investments among various securities, industry sectors, countries or currencies, the advisers will consider fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rates. When selecting high yield securities, the advisers will look at the creditworthiness of the issuer, the rating and performance of the security, the security's collateral protection and the Fund's diversity.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will change the actual maturities according to changes in the market.

The Fund may borrow up to 10% of its total assets (including the amount borrowed) to buy additional securities. This is called "leveraging." The Fund can borrow money from banks and through reverse repurchase agreements or dollar rolls. Reverse repurchase agreements and dollar rolls will not be considered borrowings if the Fund earmarks liquid assets to cover its obligations on the reverse repurchase agreement or dollar rolls. The Fund will use leveraging only when the advisers believe that the returns available through leveraging will provide a potentially higher return.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may purchase participations in loans arranged through private negotiations between a borrower and one or more banks or other financial institutions. These loans can have fixed, floating or variable interest rates. The Fund may also invest in collateralized bond obligations.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rate are changed periodically.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality, U.S. dollar-denominated money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Strategic Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of debt securities tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

High-yield debt securities may carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high-yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer. However, since ratings may not always change quickly and frequently enough to reflect these new developments, the advisers perform their own analysis of high-yield issuers. Because of this, the Fund's performance may depend more on subjective credit analysis than other funds which invest in investment-grade securities.

Companies which issue high-yield securities are often young and growing and have a lot of debt. High-yield securities are considered

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high-yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high-yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic downturn could also hurt the market for lower-rated securities and the Fund.

The market for high-yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to sell high-yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated "C" or "D" may not pay interest, may be in default or may be considered to have an extremely poor chance of ever achieving any real investment standing.

The costs of investing in the high-yield market are usually higher than investing in investment grade securities. The Fund has to spend more money for investment research and commissions.

Since the Fund invests a significant portion of its assets in securities issued outside the United States, it is riskier than a fund that invests only in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Investments in foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries. Brady Bonds do not have as long a payment history as other types of government debt securities. Because of that, they, and many emerging market debt instruments, may trade at a substantial discount which might lead to greater volatility.

Leveraging is a speculative technique which may expose the Fund to greater risk and increase its costs. Increases and decreases in the value of the Fund's portfolio will be more dramatic when the Fund is leveraging. The Fund will also have to pay interest on its borrowings, reducing the Fund's return. In addition, the Fund might be forced to sell portfolio securities when it would normally keep them in order to make interest payments.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes.

J.P. MORGAN STRATEGIC INCOME FUND

Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

The market for loan participation may not be highly liquid and the Fund may have difficulty selling them. When it buys them, the Fund typically is entitled to receive payment from the lender only, and not the underlying borrower. These investments expose the Fund to the risk of investing in both the financial institution and the underlying borrower.

Collateralized bond obligations typically are separated into different classes. Each class represents a different degree of credit quality, with lower classes having greater risk but higher interest rates. The bottom class usually does not have a stated interest rate. Instead, it receives whatever is left after all the higher classes have been paid. As a result, the value of some classes in which the Fund invests may be more volatile.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Securities which are rated Baa(3) by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments, repurchase agreements and reverse repurchase agreements involve some risk to the Fund if the other party does not fulfill its part of the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN STRATEGIC INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized benchmark, and the Lipper Multi-Sector Income Funds Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

   [The following table was depicted as a bar chart in the printed material.]

1999            6.39%

2000            1.40%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.89%
--------------------------------------------------------------------------------
                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                             -0.57%
--------------------------------------------------------------------------------
                                                               3rd quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                                                      SINCE
                                                                      INCEPTION
                                                  PAST 1 YEAR         (11/30/98)
--------------------------------------------------------------------------------
CLASS A SHARES                                    -3.20%              1.04%
--------------------------------------------------------------------------------
CLASS B SHARES                                    -3.74%              1.73%
--------------------------------------------------------------------------------
CLASS C SHARES                                    -0.02%              2.98%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                       11.63%              5.14%
--------------------------------------------------------------------------------
LIPPER MULTI-SECTOR INCOME FUNDS INDEX            -0.36%              0.22%
--------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------
CLASS B SHARES                  NONE                            5.00%
--------------------------------------------------------------------------------------------
CLASS C SHARES                  NONE                            1.00%
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEE        EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.50%             0.25%              2.05%#            2.80%#
--------------------------------------------------------------------------------------------
CLASS B             0.50%             0.75%              2.05%#            3.30%#
--------------------------------------------------------------------------------------------
CLASS C             0.50%             0.75%              2.05%#            3.30%#
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.00%, Distribution Fees are expected to be 0.10% for Class A shares and 0.60% for Class B and Class C shares, Other Expenses are expected to be 1.15% and the Total Annual Fund Operating Expenses are expected not to exceed 1.25% for Class A shares, 1.75% for Class B and Class C shares. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time. The table does not reflect charges or credits you might incur if you invest through a financial institution.

J.P. MORGAN STRATEGIC INCOME FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
------------------------------------------------------------------------------------------
CLASS A SHARES*                   $720          $1,279          $1,863          $3,437
------------------------------------------------------------------------------------------
CLASS B SHARES**                  $833          $1,315          $1,922          $3,481***
------------------------------------------------------------------------------------------
CLASS C SHARES**                  $433          $1,015          $1,722          $3,595
------------------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:

                                  1 YEAR        3 YEARS         5 YEARS         10 YEARS
------------------------------------------------------------------------------------------
CLASS B SHARES                    $333          $1,015          $1,722          $3,481***
------------------------------------------------------------------------------------------
CLASS C SHARES                    $333          $1,015          $1,722          $3,595
------------------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

**    Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
J.P. MORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks as high a high level of income as possible as is consistent with reasonable risk.

The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 65% of its total assets in a broad range of investment-grade debt securities. These include debt securities issued by the U.S. government and its agencies and authorities, investment-grade corporate bonds and other fixed income securities.

The Fund may also invest in debt securities rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P) or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund's dollar-weighted average maturity is between three and ten years.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a

J.P. MORGAN INTERMEDIATE BOND FUND

variety of sectors to maximize diversification and liquidity.

The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in floating rate securities, the interest rates of which adjust automatically whenever a specified interest rate changes, and in variable rate securities, the interest rates of which are changed periodically.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may put any amount of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

J.P. MORGAN INTERMEDIATE BOND FUND

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Intermediate Bond Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. The prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign issuers may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa(3) by Moody's or BBB- by S&P may have fewer protective provisions and are generally riskier than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

J.P. MORGAN INTERMEDIATE BOND FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Intermediate Gov't/Credit Index and Lehman Aggregate Bond Index, widely recognized market benchmarks, and the Lipper Intermediate Investment Grade Debt Funds Index. In the past, the Fund has compared its performance to the Lehman Intermediate Gov't/Credit Index, but in the future, the Fund intends to compare its performance to the Lehman Aggregate Bond Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

Because Class A shares were not launched until February 16, 2001, the performance shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

On January 1, 1997, the Fund received the assets of a common trust fund which had been maintained by Chase. The performance of the Fund's Institutional Class before that date is based on the historical performance of that common trust fund. The historical performance of shares of the predecessor common trust fund has been adjusted to reflect the Fund's Institutional Class expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets. For more information, see the Fund's Statement of Additional Information.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-2000 are based upon performance for Institutional Class shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991           16.06%

1992            6.38%

1993           10.41%

1994           -5.37%

1995           18.39%

1996            1.92%

1997            7.93%

1998            7.22%

1999           -0.32%

2000           10.22%

--------------------------------------------------------------------------------
BEST QUARTER                                                               6.32%
--------------------------------------------------------------------------------
                                                               2nd quarter, 1995

--------------------------------------------------------------------------------
WORST QUARTER                                                             -3.78%
--------------------------------------------------------------------------------
                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 2000

                                           PAST 1 YEAR     PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------
CLASS A SHARES                              5.27%          4.36%          6.58%
---------------------------------------------------------------------------------------
LEHMAN INTERMEDIATE GOV'T/
CREDIT INDEX                               10.12%          6.11%          7.36%
---------------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                11.63%          6.46%          7.96%
---------------------------------------------------------------------------------------
LIPPER INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS INDEX                     10.58%          5.86%          7.52%
---------------------------------------------------------------------------------------

The performance for Class A shares reflects the deduction of the maximum front-end sales load.

Because Class A shares were not launched until February 16, 2001, the performance shown is based on performance for Institutional Class shares of the Fund. The actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                MAXIMUM SALES CHARGE            MAXIMUM DEFERRED SALES
                                (LOAD) WHEN YOU BUY             CHARGE (LOAD) SHOWN AS
                                SHARES, SHOWN AS % OF THE       LOWER OF ORIGINAL PURCHASE
                                OFFERING PRICE(1)               PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------------------
CLASS A SHARES                  4.50%                           NONE
--------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                           TOTAL ANNUAL
                    MANAGEMENT        DISTRIBUTION       OTHER             FUND OPERATING
CLASS OF SHARES     FEE               (12B-1) FEES       EXPENSES          EXPENSES
--------------------------------------------------------------------------------------------
CLASS A             0.30%             0.25%              0.85%             1.40%
--------------------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on estimated expenses for the current fiscal year.

The actual Distribution Fees are currently expected to be 0.00%, actual Other Expenses are expected to be 0.60% and Total Annual Fund Operating Expenses for Class A shares are not expected to exceed 0.90%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may terminate this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN INTERMEDIATE BOND FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*              $586          $873           $1,181        $2,054
--------------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISER
--------------------------------------------------------------------------------

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Funds was The Chase
Manhattan Bank (Chase). During the most recent fiscal year ended, Chase was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

                                                 Fiscal Year
Fund                                                Ended            %
--------------------------------------------------------------------------------
Short-Term Bond Fund II                         Oct. 31, 2000      0.00%
U.S. Treasury Fund                              Oct. 31, 2000      0.30%
Bond Fund II                                    Oct. 31, 2000      0.30%
Strategic Income Fund                           Oct. 31, 2000      0.00%
Intermediate Bond Fund                          Oct. 31, 2000      0.30%

State Street Research & Management Company (SSR) is the sub-adviser to the Strategic Income Fund. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company. JPMFAM (USA) makes the day-to-day investment decisions for each Fund, except that SSR makes the day-to-day investment decisions for the portion of the Strategic Income Fund that is

FUNDS' INVESTMENT ADVISER


allocated to lower-rated high yield securities of U.S. issuers (including convertible securities and preferred stock). JPMFAM (USA) pays SSR a sub-advisory fee for their services. SSR also provides discretionary investment services to institutional and other clients. SSR is located at One Financial Center Boston, Massachusetts 02111.

PORTFOLIO MANAGERS

SHORT-TERM BOND FUND II

A team of investment managers with JPMFAM (USA), led by Tim Neumann, Head of Taxable Core Investment Group at JPMFAM (USA), is responsible for the management of the Fund. Mr. Neumann has been active in the asset management business since 1984 with experience in both managing and trading fixed income portfolios. Before joining JPMFAM (USA) in 1997, Mr. Neumann was the portfolio manager for Lehman Brothers Global Asset Management mortgage-backed securities accounts. Prior to Lehman, he managed fixed income portfolios at Allstate Insurance.

U.S. TREASURY INCOME FUND

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

BOND FUND II

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

STRATEGIC INCOME FUND

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

Kim M. Peters, a Senior Vice President of SSR, has been responsible for management of the Fund's lower rated, high yield securities of U.S. issuers since November 2000. Mr. Peters joined SSR in 1986 and manages other mutual fund and institutional accounts that invest in high yield and other securities.

INTERMEDIATE BOND FUND

A team of investment managers with JPMFAM (USA) led by Mr. Neumann is responsible for the management of the Fund.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

You are required to pay a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

There are three classes of shares, each with its own charges: Class A shares, Class B shares and Class C shares. Class A shares have a charge you pay when you invest. Class B shares have a deferred sales charge. You don't pay any charge when you buy Class B shares, but you may have to pay a charge when you sell them, depending on how long you hold them. Class C shares also have a deferred sales charge you may have to pay if you sell your shares within one year of buying them.

Short-Term Bond Fund II and Intermediate Bond Fund offer Class A shares only. U.S. Treasury and Bond Fund II offer Class A and Class B shares. Strategic Income Fund offers classes A, B and C.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the three sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

The following chart shows the sales charge for all the Funds except Short-Term Bond Fund II.

                     TOTAL SALES CHARGE

                     AS % OF THE    AS %
                     OFFERING       OF NET
AMOUNT OF            PRICE          AMOUNT
INVESTMENT           PER SHARE      INVESTED
--------------------------------------------
LESS THAN
$100,000             4.50%          4.71%
--------------------------------------------
$100,000 BUT
UNDER $250,000       3.75%          3.90%
--------------------------------------------
$250,000 BUT
UNDER $500,000       2.50%          2.56%
--------------------------------------------
$500,000 BUT
UNDER $1 MILLION     2.00%          2.04%
--------------------------------------------

There is no sales charge for investments of $1 million or more.

The following chart shows the sales charge for the Short-Term Bond Fund.

                     TOTAL SALES CHARGE

                     AS % OF THE    AS %
                     OFFERING       OF NET
AMOUNT OF            PRICE          AMOUNT
INVESTMENT           PER SHARE      INVESTED
--------------------------------------------
LESS THAN
$100,000             1.50%          1.52%
--------------------------------------------
$100,000 BUT
UNDER $250,000       1.00%          1.00%
--------------------------------------------
$250,000 BUT
UNDER $500,000       0.50%          0.50%
--------------------------------------------
$500,000 BUT
UNDER $1 MILLION     0.25%          0.25%
--------------------------------------------

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR         DEFERRED SALES CHARGE
-----------------------------------------
1            5%
-----------------------------------------
2            4%
-----------------------------------------
3            3%
-----------------------------------------
4            3%
-----------------------------------------
5            2%
-----------------------------------------
6            1%
-----------------------------------------
7            NONE
-----------------------------------------
8            NONE
-----------------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or the current value of the shares. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMFAM
(USA).

The Strategic Income Fund has adopted Rule 12b-1 distributions plans under which it pays annual distribution fees at the following rates:

o     up to 0.25% of the average daily net assets attributed to class A shares;

o     up to 0.75% of the average daily net assets attributed to Class B shares;
      and

o     up to 0.75% of the average daily net assets attributed to Class C shares.

The U.S. Treasury Income Fund and Bond Fund have each adopted Rule 12b-1 distribution plans under which they pay annual distribution fees at the following rates:

o     up to 0.25% of the average daily net assets attributed to Class A shares;
      and

o     up to 0.75% of the average daily net assets attributed to Class B shares.

The Short-Term Bond Fund II and the Intermediate Bond Fund have adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares.

These payments cover such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you buy and how long you intend to hold your shares. If you have no plans to sell

HOW YOUR ACCOUNT WORKS

your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you are not sure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual operating expenses deducted from the Fund's assets for each fund.

Your investment representative may be able to advise you about the best class of shares for you.

Buying Fund shares

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. Later sections discuss the Systematic Investment Plan.

                                    --------

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price which is based on the next NAV calculated after the J.P. Morgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The J.P. Morgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The J.P. Morgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the J.P. Morgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we will process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

--------------------------------------------------------------------------------
THE J.P. MORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

----------------------------------------
TYPE OF          INITIAL     ADDITIONAL
ACCOUNT          INVESTMENT  INVESTMENTS
----------------------------------------
REGULAR
ACCOUNT          $2,500      $100
----------------------------------------
SYSTEMATIC
INVESTMENT
PLAN             $1,000      $100
----------------------------------------
IRAS             $1,000      $100
----------------------------------------
SEP-IRAS         $1,000      $100
----------------------------------------
EDUCATION
IRAS             $  500      $100
----------------------------------------

Make your check out to J.P. Morgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the J.P. Morgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell shares of Funds worth $25,000 or more of Funds by phone, we will send it by wire only to a bank account on our records.

HOW YOUR ACCOUNT WORKS

We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL

You can automatically sell as little as $50 worth of Plan shares. See Shareholder Services.

You can sell your shares on any day the J.P. Morgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the J.P. Morgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if "you want to sell shares with a net asset value of $100,000 or more" or you want your payment to be sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other J.P. Morgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative from which Funds and to which Fund you want to exchange your shares from and to. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one J.P. Morgan account to another of the same class. Call the J.P. Morgan Funds Service Center for details.

If you exchange Class B or Class C shares of a Fund for Class B or Class C shares of another J.P. Morgan Fund you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

Other information concerning the Funds

We may close your account if you sell your shares and the balance falls below $500. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Funds have agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Funds held by investors by the shareholder servicing agent.

HOW YOUR ACCOUNT WORKS

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A shares of the Short-Term Bond Fund II and Intermediate Bond Fund. Class A and Class B shares of the U.S. Treasury Income Fund and Bond Fund II and Class A, Class B and Class C shares of the Strategic Income Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMFAM (USA) and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The U.S. Treasury Income Fund, and the Intermediate Bond Fund declare dividends on a daily basis. The Bond Fund II, Strategic Income Fund and Short-Term Bond Fund II declare dividends on a monthly basis. All funds distribute the net investment income monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Each Fund expects that its distributions will consist primarily of ordinary income. Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

Regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the J.P. Morgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

Make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

Transfer assets automatically from one J.P. Morgan account to another on a regular basis. It's a free service.

FREE EXCHANGE PRIVILEGE

Exchange money between J.P. Morgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B or Class C shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the class A shares within 90 days of selling the Class B or Class C shares.

What the terms mean

COLLATERAL BOND OBLIGATIONS: products that are collateralized by a pool of higher yield, public or private fixed income securities.

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar-weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL ANALYSIS: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: Maturity is the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

SHAREHOLDER SERVICES

REPURCHASE AGREEMENTS: A type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later for a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

REVERSE REPURCHASE AGREEMENTS: A type of short-term transaction where the Fund sells securities to a dealer and agrees to buy them back later at a set price. In effect, the Fund is borrowing the dealer's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical pricing trends in an attempt to predict future price movements

VALUE APPROACH: approach focuses on identifying securities that the advisors believe are undervalued by the market as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for each of the past five years (or for the periods since shares were first offered). The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provide selected per share data and ratios for one Class A share and, where applicable, one Class B share and one Class C share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended October 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. Morgan Short-Term Bond Fund II*

                                                   Year             Year             Year            Year      5/6/96***
CLASS A                                           ended            ended            ended           ended         through
                                               10/31/00         10/31/99         10/31/98        10/31/97        10/31/96
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                             $  9.94          $ 10.14          $ 10.10         $ 10.10         $ 10.03
-------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                          0.56             0.46             0.53            0.58            0.26
    Net gains or losses in securities
    (both realized and unrealized)                (0.05)           (0.20)            0.02              --            0.07
                                                -------          -------          -------         -------         -------
    Total from investment operations               0.51             0.26             0.55            0.58            0.33

  Less distributions:
    Dividends from net investment income           0.56             0.46             0.51            0.58            0.26
    Distributions from capital gains                 --               --               --              --              --
                                                -------          -------          -------         -------         -------
    Total distributions                            0.56             0.46             0.51            0.58            0.26
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  9.89          $  9.94          $ 10.14         $ 10.10         $ 10.10
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                    5.27%            2.64%            5.58%           5.91%           3.41%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $    19          $    22          $    19         $    10         $    10
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
  Expenses                                         0.75%            0.75%            0.76%           0.75%           0.75%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income                            5.68%            4.58%            5.28%           5.76%           5.28%
-------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits              1.37%            1.37%            1.44%           1.31%           1.45%
-------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits              5.06%            3.96%            4.60%           5.20%           4.58%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             139%             302%             439%            471%            158%
-------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Short-Term Bond Fund.

***   Commencement of offering of class of shares.

#     Short periods have been annualized.

(1)   Total return figures do not include effect of any front-end sales load.

J.P. Morgan U.S. Treasury Income Fund*

                                                                  Year           Year            Year           Year           Year
CLASS A                                                          ended          ended           ended          ended          ended
                                                              10/31/00       10/31/99        10/31/98       10/31/97       10/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                           $  10.67       $  11.66        $  11.26       $  11.13       $  11.40
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                         0.68           0.71            0.75           0.66           0.66
                     Net gains or losses in securities
    (both realized and unrealized                                 0.10          (0.99)           0.40           0.13          (0.27)
                                                              --------       --------        --------       --------       --------
    Total from investment operations                              0.78          (0.28)           1.15           0.79           0.39

  Less distributions:
    Dividends from net investment income                          0.68           0.71            0.75           0.66           0.66
    Distributions from capital gains                                --             --              --             --             --
                                                              --------       --------        --------       --------       --------
    Total distributions                                           0.68           0.71            0.75           0.66          0.660
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  10.77       $  10.67        $  11.66       $  11.26       $  11.13
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                   7.63%         (2.41%)         10.59%          7.35%          3.56%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $     41       $     69        $     63       $     85       $    111
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses                                                        0.75%          0.75%           0.79%          0.90%          0.90%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                           6.45%          6.40%           6.53%          5.97%          5.89%
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits                             1.30%          1.32%           1.30%          1.21%          1.29%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits                             5.90%          5.83%           6.02%          5.66%          5.50%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             29%            59%             75%           179%           103%
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                 Year           Year            Year           Year            Year
CLASS B                                                         ended          ended           ended          ended           ended
                                                             10/31/00       10/31/99        10/31/98       10/31/97        10/31/96
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                           $ 10.67        $ 11.66         $ 11.25        $ 11.11         $ 11.37
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                        0.59           0.61            0.65           0.58            0.57
                     Net gains or losses in securities
    (both realized and unrealized)                               0.08          (0.99)           0.41           0.13           (0.26)
                                                              -------        -------         -------        -------         -------
    Total from investment operations                             0.67          (0.38)           1.06           0.71            0.31

  Less distributions:
    Dividends from net investment income                         0.59           0.61            0.65           0.57            0.57
    Distributions from capital gains                               --             --              --             --              --
                                                              -------        -------         -------        -------         -------
    Total distributions                                          0.59           0.61            0.65           0.57            0.57
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 10.75        $ 10.67         $ 11.66        $ 11.25         $ 11.11
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  6.49%         (3.27%)          9.68%          6.56%           2.82%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $    16        $    16         $    14        $    11         $    11
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses                                                       1.64%          1.64%           1.64%          1.64%           1.64%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                          5.56%          5.51%           5.69%          5.24%           5.12%
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits                            1.80%          1.82%           1.79%          1.71%           1.79%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits                            5.40%          5.33%           5.54%          5.17%           4.97%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            29%            59%             75%           179%            103%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.

*     Formerly Chase Vista U.S. Treasury Income Fund.

J.P. Morgan Strategic Income Fund*

                                                       CLASS A                    CLASS B                      CLASS C
                                               ----------------------      ----------------------      ------------------------
                                                   Year    11/30/98**          Year    11/30/98**          Year     11/30/98**
                                                  ended       Through         ended       Through         ended        Through
                                               10/31/00      10/31/99      10/31/00      10/31/99      10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  9.59      $ 10.00        $  9.59       $ 10.00       $  9.59        $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                          0.78         0.72           0.74          0.71          0.74           0.71
    Net gains or losses in securities
    (both realized and unrealized)                (0.53)       (0.41)         (0.53)        (0.41)        (0.53)         (0.41)
                                                -------      -------        -------       -------       -------        -------
    Total from investment operations               0.25         0.31           0.21          0.30          0.21           0.30

  Less distributions:
    Dividends from net investment income           0.78         0.72           0.74          0.71          0.74           0.71
    Distributions from capital gains                 --           --             --            --            --             --
    Tax return of capital                          0.01           --           0.01            --          0.01             --
                                                -------      -------        -------       -------       -------        -------
    Total dividends and distributions              0.79         0.72           0.75          0.71          0.75           0.71
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  9.05      $  9.59        $  9.05       $  9.59       $  9.05        $  9.59
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                    2.59%        3.23%          2.17%         3.13%         2.15%          3.12%
===============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $     2      $     3        $     8       $     5       $     2        $     4
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGES NET ASSETS#:
-------------------------------------------------------------------------------------------------------------------------------
  Expenses                                         1.11%        0.15%          1.53%         0.17%         1.49%          0.17%
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income                            7.84%        8.38%          7.42%         8.40%         7.46%          8.40%
-------------------------------------------------------------------------------------------------------------------------------
  Expenses without waivers,
  reimbursements and earnings credits              2.43%        3.59%          3.06%         3.98%         2.89%          3.98%
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits              6.52%        4.94%          5.89%         4.59%         6.06%          4.59%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             113%         136%           113%          136%          113%           136%
-------------------------------------------------------------------------------------------------------------------------------

*     Formerly Chase Vista Strategic Income Fund.

**    Commencement of operations.

#     Short periods have been annualized.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

--------------------------------------------------------------------------------
J.P. Morgan     HOW TO REACH US
--------------------------------------------------------------------------------

More information

You will find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. Morgan Fund Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C)2001 J.P. Morgan Chase & Co. All Rights Reserved.      February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                              Chase Vista

                              THIS PROSPECTUS OFFERS:
                              CLASS M SHARES

SHORT-TERM BOND FUND II

STRATEGIC INCOME FUND(R)

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                    [LOGO] CHASE
                                    THE RIGHT RELATIONSHIP
                                    IS EVERYTHING.
                                    -Registered Trademark-

                                                 XXXX-1-201X

SHORT-TERM BOND FUND II

STRATEGIC INCOME FUND                                                          9

--------------------------------------------------------------------------------
THE FUNDS' INVESTMENT ADVISERS                                                19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        21
--------------------------------------------------------------------------------

ABOUT SALES CHARGES                                                           21

BUYING FUND SHARES                                                            23

SELLING FUND SHARES                                                           24

EXCHANGING FUND SHARES                                                        25

OTHER INFORMATION CONCERNING THE FUNDS                                        25

DISTRIBUTIONS AND TAXES                                                       27

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                          28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                          30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHASE VISTA SHORT-TERM BOND FUND II
--------------------------------------------------------------------------------

The Fund's Objective

The Fund seeks a high level of income consistent with preservation of capital.

The Fund's main investment strategy

The Fund normally invests substantially all of its assets in investment-grade debt securities of all types. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds which have an average maturity of three years or less and the dollar-weighted average maturity of the Fund's portfolio will not exceed three years.

Substantially all of the Fund's investments will be investment grade, which means a rating of Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P), or the equivalent by another national rating organization or unrated securities of comparable quality.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in developing countries, as long as they meet the Fund's credit quality standards.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize

CHASE VISTA SHORT-TERM BOND FUND II

diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change.

The Fund may invest in mortgage-related securities issued by governmental entities and

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

CHASE VISTA SHORT-TERM BOND FUND II

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Short-Term Bond Fund II.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of fixed-income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Investments in foreign securities may be riskier than investments in the United States. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards.

Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

CHASE VISTA SHORT-TERM BOND FUND II

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class M shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman 1-3 Year U.S. Government Bond Index, a widely recognized market benchmark, and the Lipper Short-Term Investment Grade Debt Funds Index.

The performance for the period before Class M shares were launched in July 1999 is based on the performance of Class A shares of the Fund. The actual returns of Class M shares would have been lower than those shown because Class M shares have higher expenses than Class A shares.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class M shares. If the load were reflected, the performance figures would have been lower.

The bars for 1991-1999 are based upon the performance for Class A shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991         9.13%
1992         5.04%
1993         4.54%
1994         2.38%
1995         8.22%
1996         5.29%
1997         5.82%
1998         5.21%
1999         2.64%
2000         7.01%

--------------------------------------------------------------------------------
BEST QUARTER                                                               2.76%
--------------------------------------------------------------------------------

                                                               4th quarter, 1991

--------------------------------------------------------------------------------
WORST QUARTER                                                              0.10%
--------------------------------------------------------------------------------

                                                               1st quarter, 1994

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000

                                     PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
CLASS M                              5.41%          4.87%         5.34%
--------------------------------------------------------------------------------
LEHMAN 1-3 YEAR U.S. GOV'T BOND
INDEX                                8.17%          5.95%         6.40%
--------------------------------------------------------------------------------
LIPPER SHORT-TERM INVESTMENT
GRADE DEBT FUNDS INDEX               7.39%          5.52%         6.34%
--------------------------------------------------------------------------------

The performance for the Class M shares reflects the deduction of the maximum front end sales load.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                 MAXIMUM SALES CHARGE              MAXIMUM DEFERRED SALES
                 (LOAD) WHEN YOU BUY               CHARGE (LOAD) SHOWN AS
                 SHARES, SHOWN AS % OF THE         LOWER OF ORIGINAL PURCHASE
                 OFFERING PRICE(1)                 PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS M SHARES   1.50%                             NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

--------------------------------------------------------------------------------
                                                                TOTAL ANNUAL
                       MANAGEMENT  DISTRIBUTION   OTHER         FUND OPERATING
Class of Shares        FEE         (12B-1) FEES   EXPENSES      EXPENSES
--------------------------------------------------------------------------------
CLASS M                0.25%       0.35%          0.69%         1.29%
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*The table is based on expenses incurred during the most recent fiscal year.

#Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.18%, Distribution Fees are expected to be 0.28%, Other Expenses are expected to be 0.54% and Total Annual Fund Operating Expenses for are not expected to exceed 1.00%. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

CHASE VISTA SHORT-TERM BOND FUND II

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000

o you sell all your shares at the end of the period

o your investment has a 5% return each year

o you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        1 YEAR        3 YEARS     5 YEARS        10 YEARS
--------------------------------------------------------------------------------
M CLASS SHARES          $279          $553        $847           $1,683
--------------------------------------------------------------------------------

CHASE VISTA STRATEGIC INCOME FUND

The Fund's objective

The Fund seeks a high level of income.

The Fund's main investment strategy

The Fund invests primarily in a diversified portfolio of securities denominated in U.S. dollars. The investments are principally in the following market sectors:

o Investment-grade debt securities issued by U.S. issuers, including the U.S. government, its agencies and authorities and U.S. companies.

o Debt securities of foreign issuers, including foreign governments and companies. The Fund may invest up to 30% of its total assets in issuers located in emerging market countries.

o Lower-rated high yield securities (junk bonds) of U.S. issuers. These include lower-rated convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock, and preferred stock.

Under normal market conditions, the Fund will invest between 25% and 40% of its total assets in each of the three sectors. However, there is no limit on securities issued by the U.S. government or its agencies or authorities.

Investment-grade securities are those rated Baa3 or higher by Moody's Investors Service, Inc. (Moody's), BBB- or higher by Standard & Poor's Corporation (S&P), or the equivalent rating by another national rating organization. These include unrated securities of

CHASE VISTA STRATEGIC INCOME FUND

comparable quality. The Fund may invest in a variety of U.S. government debt securities, including securities which are not supported by the full faith and credit of the U.S. Treasury. All or a substantial portion of the Fund's investments in U.S. government debt securities may be in mortgage-related securities.

The Fund's investments in foreign debt securities may include obligations issued by international organizations like the World Bank. They may also include Brady Bonds, which are bonds issued under a program which enables debtor nations to restructure the debt that they owe foreign commercial banks, and other debt issued by emerging market governments as part of restructuring plans. The Fund's advisers expect that the majority of emerging market obligations that the Fund buys will primarily be traded in international over-the-counter markets instead of local markets. Although the Fund intends to buy principally U.S. dollar-denominated securities, some of the Fund's foreign securities may be denominated and traded in other currencies. The Fund will not invest more than 25% of its total assets in debt securities of issuers in any one country other than the United States.

The Fund may purchase lower-rated high yield securities issued by U.S. companies as well as foreign companies and governments. Lower-rated securities are those which are rated Ba3 or lower by Moody's, BB or lower by S&P or the equivalent by another national rating organization. They also include unrated securities which are found to be of comparable quality. High yield securities in the Fund's portfolio may be rated as low as C by Moody's, or D by S&P, or the equivalent.

The Fund develops an appropriate portfolio strategy by selecting among various sectors (for example, corporate bonds, U.S. government debt, mortgage-backed securities or asset-

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

backed securities) and securities. When making these selections, the advisers use a relative value investment approach as well as extensive analyses of the securities' creditworthiness and structures. The advisers seek to spread the Fund's investments across a variety of sectors to maximize diversification and liquidity. The advisers also actively manage the duration of the Fund's portfolio.

In determining if a sector or security is relatively undervalued, the advisers look to whether different sectors and securities are appropriately priced given their risk characteristics and the fundamental (such as economic growth or inflation outlook) and technical (such as supply and demand) factors in the market at any point in time. The advisers may change the emphasis that they place on each of these factors from time to time. In addition, research plays an important role in the advisers' relative value investment process. The research effort incorporates both fundamental and quantitative analysis.

In determining whether to sell a debt security, the advisers will use the same type of analysis that they use in buying debt securities in order to determine whether the debt security is still undervalued. This may include selling those securities which have appreciated to meet their target valuations.

The frequency of yield curve shifts over the last few years has made yield curve strategies an important dimension of the Fund's overall investment strategy. Yield curves show the relationship between yields on similar debt securities with different maturities. The Fund may seek gains by investing in anticipation of yield curve movements.

The advisers consider several factors when choosing investments, including current yield, preservation of original investment, maturity, credit quality, ease of buying and selling and yield to maturity. The advisers will adjust the portfolio as market conditions change. In deciding how to allocate the Fund's investments among various securities, industry sectors, countries or currencies, the advisers will consider fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rates. When selecting high yield securities, the advisers will look at the creditworthiness of the issuer, the rating and performance of the security, the security's collateral protection and the Fund's diversity.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The advisers will manage the portfolio's maturity according to changes in the market.

The Fund may borrow up to 10% of its total assets (including the amount borrowed) to buy additional securities. This is called "leveraging." The Fund can borrow money from banks and through reverse repurchase agreements or dollar rolls. Reverse repurchase agreements and dollar rolls will not be considered borrowings if the Fund earmarks liquid assets to cover its obligations on the reverse repurchase agreements or dollar rolls. The Fund will use leveraging only when the advisers believe that the use of leverage will provide a potentially higher return.

CHASE VISTA STRATEGIC INCOME FUND

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may purchase participations in loans arranged through private negotiations between a borrower and one or more banks or other financial institutions. These loans can have fixed, floating or variable interest rates. The Fund may also invest in collateralized bond obligations.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rate are changed periodically.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets, the Fund may invest any amount of its assets in high-quality, U.S. dollar-denominated money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Strategic Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of debt securities tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. Note that conversely the value of fixed-income investments tends to increase when prevailing interest rates fall.

High yield debt securities may carry greater risks than securities which have higher credit ratings, including a high risk of default. The yields of lower-rated securities will move up and down over time. The credit rating of a high yield security evaluates the ability of the issuer to make principal and interest or dividend payments; it does not necessarily address its market value risk. Ratings and market value may change, positively or negatively, from time to time to reflect new developments regarding the issuer. However, since ratings may not always change quickly and frequently enough to reflect these new developments, the advisers perform their own analysis of high yield issuers. Because of this, the Fund's performance may depend more on subjective credit analysis than other funds which invest in investment-grade securities.

Companies which issue high yield securities are often young and growing and have a lot of

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

CHASE VISTA STRATEGIC INCOME FUND

debt. High yield securities are considered speculative, meaning there is a significant risk that the issuer may not be able to repay principal or pay interest or dividends on time. In addition, the issuer's other creditors may have the right to be paid before holders of the high yield security.

During an economic downturn, a period of rising interest rates or a recession, issuers of high yield securities that have a lot of debt may experience financial problems. They may not have enough cash to make their payments. An economic downturn could also hurt the market for lower-rated securities and the Fund.

The market for high yield securities is not as liquid as the markets for higher-rated securities. This means that it may be harder to sell high yield securities, especially on short notice. The market could also be hurt by legal or tax changes.

Securities which are rated "C" or "D" may not pay interest, may be in default or may be considered to have an extremely poor chance of ever achieving any real investment standing.

The costs of investing in the high yield market are usually higher than investing in investment-grade securities. That's because the Fund has to spend more money for investment research and commissions.

Since the Fund invests a significant portion of its assets in securities issued outside the United States, it is riskier than a fund that invests only in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Investments in foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries. Brady Bonds do not have as long a payment history as other types of government debt securities. Because of that, they, and many emerging market debt instruments, may trade at a substantial discount which might lead to greater volatility.

Leveraging is a speculative technique which may expose the Fund to greater risk and increase its costs. Increases and decreases in the value of the Fund's portfolio will be more dramatic when the Fund is leveraging. The Fund will also have to pay interest on its borrowings, reducing the Fund's return. In addition, the Fund might be forced to sell portfolio securities when it would normally keep them in order to make interest payments.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

The market for loan participations may not be highly liquid and the Fund may have difficulty selling them. When it buys them, the Fund typically is entitled to receive payment from the lender only, and not the underlying borrower. Because of that, these investments expose the Fund to the risk of investing in both the financial institution and the underlying borrower.

Collateralized bond obligations typically are separated into different classes. Each class represents a different degree of credit quality, with lower classes having greater risk but higher interest rates. The bottom class usually does not have a stated interest rate. Instead, it receives whatever is left after all the higher classes have been paid. As a result, the value of some classes in which the Fund invests may be more volatile.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Securities which are rated Baa3 by Moody's or BBB- by S&P may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

CHASE VISTA STRATEGIC INCOME FUND

Dollar rolls, forward commitments, repurchase agreements and reverse repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

The Fund may change any of these investment policies (including its investment objective) without shareholders approval.

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Class M has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year and since inception. It compares that performance to the Lehman Aggregate Bond Index, a widely recognized market benchmark, and the Lipper Multi-Sector Income Funds Index.

The performance for the period before Class M shares were launched in October 1999 is based on the performance of Class B shares of the Fund.

The calculations assume that all dividends and distributions are reinvested in the Fund.

Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown. YEAR-BY-YEAR RETURNS Past performance does not predict how this Fund will perform in the future.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class M shares. If the load were reflected, the performance figures would have been lower.

The bar for 1999 is based upon the performance of the Class B shares of the Fund.

   [The following table was depicted as a bar chart in the printed material.]

1999         6.08%
2000         1.13%

--------------------------------------------------------------------------------
BEST QUARTER 2.65%
--------------------------------------------------------------------------------

                                                               4th quarter, 1999

--------------------------------------------------------------------------------
WORST QUARTER                                                             -0.70%
--------------------------------------------------------------------------------

                                                               4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000
                                                                       SINCE
                                                                       INCEPTION
                                                PAST 1 YEAR            11/30/98
--------------------------------------------------------------------------------
CLASS M                                         -1.92%                 1.50%
--------------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX                     11.63%                 5.14%
--------------------------------------------------------------------------------
LIPPER MULTI-SECTOR INCOME FUNDS INDEX          -0.36%                 0.22%
--------------------------------------------------------------------------------

CHASE VISTA STRATEGIC INCOME FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                     (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                     SHARES, SHOWN AS % OF THE     LOWER OF ORIGINAL PURCHASE
                     OFFERING PRICE(1)             PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS M SHARES       3.00%                          NONE
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                 TOTAL ANNUAL
                    MANAGEMENT     DISTRIBUTION     OTHER        FUND OPERATING
CLASS OF SHARES     FEE            (12B-1) FEES     EXPENSES     EXPENSES
--------------------------------------------------------------------------------
CLASS M             0.50%          0.50%            1.10%#       2.10%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*The table is based on expenses incurred during the most recent fiscal year.

#Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.00%, Other Expenses are expected to be 0.95% and Total Annual Fund Operating Expenses for are not expected to exceed 1.45%. That's because J.P. Morgan Fleming Asset Management
(USA), Inc. (JPMFAM(USA) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o you invest $10,000

o you sell all your shares at the end of the period

o your investment has a 5% return each year

o you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                               1 YEAR      3 YEARS      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
M CLASS SHARES                 $507        $938         $1,395        $2,658
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUNDS' INVESTMENT ADVISERS
--------------------------------------------------------------------------------

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)) is the investment adviser to the Funds and makes its day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of Chase Vista Chase & Co., a bank holding company. J.P. Morgan provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.

Prior to February 28, 2001 the adviser to the funds was The Chase Manhattan Bank. During the most recent fiscal year ended October 31, 2000, JPMFAM (USA) was paid management fees (net of waivers) of 0.00% as a percentage of average daily net assets of the Funds.

State Street Research & Management Company (SSR) is the sub-adviser to the Strategic Income Fund. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company. JPMFAM (USA) makes the day-to-day investment decisions for both Funds, except that SSR makes the day-to-day investment decisions for the portion of the Strategic Income Fund that is allocated to high yield securities of U.S. issuers (including convertible securities and preferred stock.) JPMFAM (USA) pays SSR a sub-advisory fee for their services. SSR also provides discretionary investment services to institutional and other clients. SSR is located at One Financial Center, Boston, Massachusetts 02111.

FUNDS' INVESTMENT ADVISERS

Portfolio Managers

Short-Term Bond Fund II

A team of investment managers with JPMFAM (USA), led by Timothy Neumann, Head of Taxable Core Investment Group at JPMFAM (USA), is responsible for the management of the Fund. Mr. Neumann has been active in the asset management business since 1984 with experience in both managing and trading fixed income portfolios. Before joining JPMFAM (USA) in 1997, Mr. Neumann was the portfolio manager for Lehaman Brothers Global Asset Management mortgagebacked securities accounts. Prior to Lehman, he managed fixed income portfolios at Allstate Insurance.

STRATEGIC INCOME FUND

A team of investment managers with JPMFAM (USA), led by Mr. Neumann, is responsible for the management of the Fund.

Kim M. Peters, a Senior Vice President of SSR, has been responsible for management of the Fund's lower rated, high yield securities of U.S. issuers since November 2000. Mr. Peters joined SSR in 1986 and manages other mutual fund and institutional accounts that invest in high yield and other securities.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

There's a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

Class M shares have a charge you pay when you invest.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the sales charges work.

HOW YOUR ACCOUNT WORKS

CLASS M SHARES

The initial sales charge is deducted directly from the money you invest. The public offering price of Class M shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

The following chart shows the sales charges for the Funds.

                                                           TOTAL SALES CHARGE

                                                         AS % OF THE    AS %
                                                         OFFERING       OF NET
                                                         PRICE          AMOUNT
FUND                                                     PER SHARE      INVESTED
--------------------------------------------------------------------------------
SHORT-TERM
BOND FUND II                                             1.50%          1.52%
--------------------------------------------------------------------------------
STRATEGIC
INCOME FUND                                              3.00%          3.04%
--------------------------------------------------------------------------------

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Funds. It's a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMFAM (USA).

The Short-Term Bond Fund has adopted a Rule 12b-1 distribution and service plan under which it pays annual distribution fees of up to 0.35% of the average daily net assets attributed to Class M shares. The Strategic Income Fund has adopted a Rule 12b-1 distribution and service plan under which it pays annual distribution fees of up to 0.50% of the average daily net assets attributed to Class M shares.

These payments cover such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Under the 12b-1 distribution and service plans, the Funds have also entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class M shares of the Funds held by investors by the shareholder servicing agent. These fees are payable for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of Fund shares.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund attributable to shares of the Funds held by customers of those shareholder servicing agents.

Buying Fund shares

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER

Call 1-800-~348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

Chase Vista Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later.

                                   ----------

The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price which is based on the next NAV calculated after the Chase Vista Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Chase Vista Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The Chase Vista Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Vista Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
THE Chase Vista FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

TYPE OF                                                INITIAL       ADDITIONAL
ACCOUNT                                                INVESTMENT    INVESTMENTS
--------------------------------------------------------------------------------
REGULAR
ACCOUNT                                                $1,000        $100
--------------------------------------------------------------------------------
SYSTEMATIC
INVESTMENT
PLAN                                                   $1,000        $100
--------------------------------------------------------------------------------

HOW YOUR ACCOUNT WORKS

Make your check out to Chase Vista Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the Chase Vista Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

Selling Fund shares

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You can not sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Funds by phone, we'll send it by wire only to a bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

Chase Vista Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL

You can automatically sell as little as $50 worth of Plan shares. See Shareholder Services for details.

                                   ----------

You can sell your shares on any day the Chase Vista Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the Chase Vista Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, a Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You'll need to have signatures guaranteed for all registered owners or their legal representative if you want to sell shares with a net asset value of $100,000 or more or you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Vista Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other J.P. Morgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the Chase Vista Funds Service Center. Your representative might charge you for this service.

THROUGH THE CHASE VISTA FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one Chase Vista account to another of the same class. Call the Chase Vista Funds Service Center for details.

                                   ----------

Carefully read the prospectus of the Fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege. ~

Other information concerning the Funds

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and

HOW YOUR ACCOUNT WORKS

transfer instructions received by telephone. If someone trades on youraccount by telephone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the Chase Vista Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by telephone without notice.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class M shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

Distributions and taxes

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends on a monthly basis. The Funds distribute the net investment income monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Each Fund expects that its distributions will consist primarily of ordinary income. Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is only a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the Chase Vista Funds Service Center. Call 1-800-~348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-~348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one Chase Vista account to another on a regular basis. It's a free service.

FREE EXCHANGE PRIVILEGE

You can exchange money between Chase Vista Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class M shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale.

What the terms mean

COLLATERAL BOND OBLIGATIONS: products that are collateralized by a pool of higher yield, public or private fixed-income securities. Collateralized mortgage obligations: debt securities that are collateralized by a portfolio of mortgages or mortgage-backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments. Distribution fee: covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: the average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: a mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL ANALYSIS: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.
Liquidity: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt. Mortgage-related securities: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later for a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

REVERSE REPURCHASE AGREEMENTS: a type of short-term transaction where the Fund sells securities to a dealer and agrees to buy them back later at a set price. In effect, the Fund is borrowing the dealer's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical pricing trends in an attempt to predict future price movements

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The tables set forth below provide selected per share data and ratios for one Class M share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended October 31, 2000, which is incorporated by reference into the Statement of Additional Information (SAI). Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

Chase Vista Short-Term Bond Fund II*

                                                             Year     07/01/99**
CLASS M                                                     ended        Through
                                                         10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $  9.94       $  9.98
--------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                   0.54          0.16
    Net gains or losses in securities
    (both realized and unrealized)                         (0.05)        (0.04)
                                                         -------       -------
    Total from investment operations                        0.49          0.12

  Distributions to shareholders from:
    Dividends from net investment income                    0.54          0.16
    Distributions from capital gains                          --            --
                                                         -------       -------

    Total distributions                                     0.54          0.16
--------------------------------------------------------------------------------
Net asset value, end of period                           $  9.89       $  9.94
--------------------------------------------------------------------------------

TOTAL RETURN(1)                                             5.04%         1.26%
================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $    13       $     3
--------------------------------------------------------------------------------
Ratios to average net assets:#
  Expenses                                                  0.99%         0.97%
--------------------------------------------------------------------------------
  Net investment income                                     5.51%         4.72%
--------------------------------------------------------------------------------
  Expenses without waivers, reimbursements
  and earnings credits                                      1.73%         1.41%
--------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits                       4.77%         4.28%
--------------------------------------------------------------------------------
Portfolio turnover rate                                      139%          302%
--------------------------------------------------------------------------------

   *Formerly Chase Short-Term Bond Fund.

  **Commencement of offering of class of shares.
   #Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end sales load.

Chase Vista Strategic Income Fund

                                                             Year     10/28/99**
CLASS M                                                     ended        Through
                                                         10/31/00       10/31/99
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $  9.59       $  9.64
--------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                   0.75          0.07
    Net gains or losses in securities
    (both realized and unrealized)                         (0.55)        (0.05)
                                                         -------       -------
    Total from investment operations                        0.20          0.02

  Distributions to shareholders from:
    Dividends from net investment income                    0.75          0.07
    Distributions from capital gains                          --            --
    Tax return of capital                                   0.01            --
                                                         -------       -------

    Total dividends and distributions                       0.76          0.07
------------------------------------------------------------------------------
Net asset value, end of period                           $  9.03       $  9.59
------------------------------------------------------------------------------

Total return(1)                                             2.10%         0.16%
================================================================================

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $    16       $    12
------------------------------------------------------------------------------
Ratios to average net assets:#
  Expenses                                                  1.43%         0.17%
------------------------------------------------------------------------------
  Net investment income                                     7.52%         4.56%
--------------------------------------------------------------------------------
  Expenses without waivers, reimbursements
  and earnings credits                                      2.54%         3.73%
--------------------------------------------------------------------------------
  Net investment income without waivers,
  reimbursements and earnings credits                       6.41%         1.00%
--------------------------------------------------------------------------------
Portfolio turnover rate                                      113%          136%
--------------------------------------------------------------------------------

  **Commencement of offering of class of shares
   #Short periods have been annualized
(1) Total return figures do not include the effect of any front-end sales load.

--------------------------------------------------------------------------------
HOW TO REACH US
--------------------------------------------------------------------------------

More Information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

Chase Vista Fund Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151(C)

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

2001 J.P. Morgan Chase & Co. All Rights Reserved.         February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

                               J.P. Morgan
                               Funds

SELECT GROWTH AND INCOME FUND

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                    [LOGO]
                                    CHASE
                                    THE RIGHT RELATIONSHIP IS EVERTHING.
                                    -Registered Trademark-


                                                                    PSSGI-1-201X

SELECT GROWTH AND INCOME FUND                                                  1

--------------------------------------------------------------------------------
THE FUND'S INVESTMENT ADVISER                                                  8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        10
--------------------------------------------------------------------------------
BUYING FUND SHARES                                                            11

SELLING FUND SHARES                                                           11

OTHER INFORMATION CONCERNING THE FUNDS                                        12

DISTRIBUTIONS AND TAXES                                                       12

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS OF THE FUND                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       BACK COVER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN SELECT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its investible assets in Growth and Income Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risks outlined below apply to Growth and Income Portfolio as well as to the Fund.

Under normal market conditions, the Fund invest at least 80% of its total net assets in common stocks. The Fund's advisers apply an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The advisers will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earning trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flow ratios. The Fund will seek to earn income by investing in companies displaying level or rising dividends.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying stocks in order to determine whether the stock is still undervalued. This may include those securities which have appreciated to meet their target valuations.

The Fund's objective

The Fund seeks to provide capital growth over the long term and earn income from dividends.

J.P. MORGAN SELECT GROWTH AND INCOME FUND

The Fund may invest up to 20% of it total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest up to 20% of its total assets in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income- producing real estate or loans related to real estate.

Although the Fund intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its total assets in high-quality money market instruments. To temporarily defend its assets, the Fund may put any amount of its assets in these investments as well as in U.S. government debt securities and investment-grade debt securities. During unusual market conditions, the Fund may invest up to 20% of its total assets in U.S. government debt securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

The Fund's main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Select Growth and Income Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if the companies in which it invests do not pay dividends.

Investments in foreign issuers may be riskier than investments in the United States. Since foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

J.P. MORGAN SELECT GROWTH AND INCOME FUND

In early 1999, the European Monetary Union implemented a new currency called the "euro", which is expected to replace existing national currencies by July 1, 2002. Full implementation of the euro may be delayed and difficulties with the conversion may significantly impact European capital markets. It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend upon the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

J.P. MORGAN SELECT GROWTH AND INCOME FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, which contains large U.S. companies with low price-book ratios relative to the S&P 500, and the Lipper Multi-Cap Value Funds Index.

The performance data for the Fund before January 1998 is based on the historical performance of Institutional Class shares of the Growth and Income Fund, an investment company which invests all its investible assets in Growth and Income Portfolio.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

The bars for 1991-1997 are based upon performance for Institutional Class shares of the Growth and Income Fund.

   [The following table was depicted as a bar chart in the printed material.]

1991        59.13%
1992        15.06%
1993        12.99%
1994        -3.41%
1995        27.55%
1996        19.86%
1997        30.07%
1998        14.94%
1999         8.79%
2000         1.18%

--------------------------------------------------------------------------------
BEST QUARTER                                                              33.98%
--------------------------------------------------------------------------------

                                                               1st quarter, 1991

--------------------------------------------------------------------------------
 WORST QUARTER                                                           -12.04%
--------------------------------------------------------------------------------
                                                               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 2000
                                      PAST 1 YEAR    PAST 5 YEARS  PAST 10 YEARS
--------------------------------------------------------------------------------
SHARES                                1.18%          14.53%        17.52%
--------------------------------------------------------------------------------
S&P 500/Barra VALUE INDEX             6.08%          16.81%        16.88%
--------------------------------------------------------------------------------
LIPPER MULTI-CAP VALUE FUNDS INDEX    9.64%          13.69%        14.87%
--------------------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                   MANAGEMENT      DISTRIBUTION   OTHER           FUND OPERATING
                   FEE             (12B-1) FEES   EXPENSES        EXPENSES
--------------------------------------------------------------------------------
                   0.40%           NONE           0.18%#          0.58%#
--------------------------------------------------------------------------------

*The table is based on expenses incurred in the most recent fiscal year.

#Restated from the most recent fiscal year to reflect current expense arrangements

The table does not reflect charges or credits that you may incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000

o     you sell all your shares at the end of the period

o     your investment has a 5% return each year

o     you reinvest all your dividends, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                1 YEAR      3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                                $59         $186        $324         $726
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND'S INVESTMENT ADVISER
--------------------------------------------------------------------------------

J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM(USA)) is the investment adviser to the Fund and makes the day-to-day investment decision for the Fund. JPMFAM(USA) is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company. JPMFAM(USA) provides the Fund with investment advice and supervision. JPMFAM(USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas, New York, NY 10036.


Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended, October 31, 2000, Chase was paid a management fee (net of waivers) of 0.40% as a percentage of average daily net assets of the Fund.

Portfolio Managers

Henry Lartigue, Chief Investment Officer at JPMFAM(USA), is responsible for asset allocation and investment strategy for JPMFAM(USA)'s U.S. domestic equity portfolios. He began his career as a securities analyst at JPMFAM(USA) in 1984. He then worked as an Equity Fund Manager until 1992. Mr. Lartigue then worked as an independent registered investment advisor, from July 1992 to June 1994, when he returned to Chase.

GROWTH AND INCOME FUND

Robert Heintz, Director of Equity Management, Research and Trading at JPMFAM(USA), and Steve O'Keefe, Portfolio Manager at JPMFAM(USA), are responsible for management of the Fund's portfolio. Mr. Heintz has worked at JPMFAM(USA) since 1983 in a variety of management positions. Before joining JPMFAM(USA) he worked at the Bank of New York as a Portfolio Manager. Mr. O'Keefe joined JPMFAM(USA) in 1989. Prior to joining JPMFAM(USA), he held a position as Quantitative Analyst for the investment division of American General. Both have been managing the Fund since August 1999.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

Who may buy these shares

Only qualified investors may buy shares. Qualified Fund investors are institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts. The financial institution must have an agreement with the Fund to buy and sell shares.

Financial institutions may set other eligibility requirements, including minimum investments. They must maintain at least $5 million in an account with the Fund on behalf of their clients. The Fund may refuse to sell Fund shares to any institution.

Buying Fund shares

THROUGH YOUR FINANCIAL INSTITUTION

Tell Chase or your financial institutution may impose different minimum investments and earlier deadlines to buy shares. The price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. If the account administrator at your financial institution receives your order in proper form before the New York Stock Exchange closes regular trading (or the institution's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Fund before it closes for business, your order will be confirmed at that day's net asset value. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time.) The Fund generally values its assets at its market value but may use fair value if market prices are unavailable.

You can buy shares on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Fund will not issue certificates for shares.

Selling Fund shares

THROUGH YOUR FINANCIAL INSTITUTION

Tell your financial institution which Fund you want to sell. You must supply the names of the registered shareholders on your account and your account number. Your financial institution is responsible for sending the Fund all necessary documents and may charge you for this service.

You can sell some or all of your shares on any day the J.P. Morgan Select Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center receives your order in proper form from your financial institution. If the Fund receives your order before the New York Stock Exchange closes regular trading, you will receive that day's net asset value.

The Fund generally sends proceeds of the sale in federal funds to your financial institution on the business day after the Fund receives your request in proper form.

Under unusual circumstances, the Fund may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.

HOW YOUR ACCOUNT WORKS

OTHER INFORMATION CONCERNING THE FUND

You may authorize your financial institution to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, your financial institution has a responsibility to take all reasonable precautions to confirm that the instructions are genuine. If your financial institution fails to use such reasonable precautions, it may be liable for any losses due to unauthorized or fraudulent instructions. Investors agree, however, that they will not hold the Fund or their financial institution or any of their agents liable for any losses or expenses arising from any sales request, if reasonable precautions are taken.

Your financial institution may offer other services. These could include special procedures for buying and selling Fund shares, such as pre-authorized or systematic buying and selling plans. Each financial institution may establish its own terms and conditions for these services.

JPMFAM(USA) and its affiliates and the Fund and its affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

J.P. Morgan Fund Distributors, Inc. (JPM), a subsidiary of The BISYS Group, Inc., is the Fund's distributor. JPM is unaffiliated with JPMFAM (USA).

Distributions and taxes

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays out these earnings to shareholders as distributions.

The Fund distributes net capital gain at least annually. You have three options for your distributions. You may

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If your financial institution does not offer distribution reinvestment or if you don't select an option when you open your account, we'll pay all distributions in cash. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fund expects that its distributions will consist primarily of capital gains.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

HOW YOUR ACCOUNT WORKS

What the terms mean

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as it's financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the period since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for one Share.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

J.P. Morgan Select Growth and Income Fund


                                                                          Year       Year   1/6/98**
                                                                         ended      ended    through
PER SHARE OPERATING PERFORMANCE                                       10/31/00   10/31/99   10/31/98
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                    $ 48.88    $ 43.51    $ 42.00
----------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income                                                 0.49       0.53       0.38
    Net gains or losses in securities (both realized and unrealized)      4.18       5.37       1.47
                                                                       -------    -------    -------
    Total from investment operations                                      4.67       5.90       1.85

  Less distributions:
    Dividends from net investment income                                  0.11       0.53       0.34
    Distributions from capital gains                                      0.45         --         --
                                                                       -------    -------    -------
    Total distributions                                                   0.56       0.53       0.34
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $ 52.99    $ 48.88    $ 43.51
----------------------------------------------------------------------------------------------------

TOTAL RETURN                                                              9.63%     13.57%      4.38%
====================================================================================================
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $   531    $   553    $   518
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets#:
    Expenses                                                              0.60%      0.59%      0.61%
    Net investment income                                                 0.92%      1.08%      1.04%
----------------------------------------------------------------------------------------------------

  * Formerly Chase Vista Select Growth and Income Fund.

 ** Commencement of operations.
  # Short periods have been annualized.

--------------------------------------------------------------------------------
HOW TO REACH US
--------------------------------------------------------------------------------

More information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. Morgan Fund Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the Internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C) 2001 J.P. Morgan Chase & Co. All Rights Reserved.              February 2001

--------------------------------------------------------------------------------
PROSPECTUS FEBRUARY 28, 2001
--------------------------------------------------------------------------------

H&Q TECHNOLOGY
FUND

J.P. Morgan

THIS PROSPECTUS OFFERS:

CLASS A, CLASS B AND CLASS C SHARES

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


                                       [LOGO] CHASE
                                       THE RIGHT RELATIONSHIP
                                       IS EVERYTHING.
                                       -Registered Trademark-



                                                                     PRH&Q-1-201

--------------------------------------------------------------------------------

H&Q TECHNOLOGY FUND                                                            1
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT ADVISER                                                  9
--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS                                                        11
--------------------------------------------------------------------------------

ABOUT SALES CHARGES                                                           11
BUYING FUND SHARES                                                            13
SELLING FUND SHARES                                                           15
OTHER INFORMATION CONCERNING THE FUND                                         16
DISTRIBUTIONS AND TAXES                                                       18

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                                                          19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT THE TERMS MEAN                                                           20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REACH US                                                       Back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
J.P. MORGAN H&Q TECHNOLOGY FUND
--------------------------------------------------------------------------------

The Fund's objective

The Fund seeks capital growth over the long term.

The Fund's main investment strategy

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of technology companies. The Fund will invest in equity securities of companies with various market capitalizations including large, mid and small capitalizations. As a result, at times the Fund may be investing a significant portion of its assets in securities of small and mid-capitalization companies.

Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks.

Technology companies are companies with revenues primarily generated by technology products and services. These include the internet, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors and media and information services.

The Fund's advisers do quantitative analysis and fundamental research in an attempt to identify equities with the best growth potential within the universe of technology securities. Quantitative analysis will include looking at financial ratios as well as historical patterns in growth rates. Fundamental research involves concentrating on "fundamental" information about an issuer, such as the health and

J.P. MORGAN H&Q TECHNOLOGY FUND

growth rate of the company's end-market, long-term profitability trends of its industry, and its competitive position history and management. Accordingly, the advisers may look at growth-oriented factors such as projected earnings and/or revenue growth and improved earnings characteristics. The advisers will also seek to identify companies whose products are targeted to markets which the advisers expect to grow at a high rate such as the communications and internet-related sectors. The advisers' research will include discussions with company management and other industry participants to determine the quality of individual companies' services and products relative to its competitors.

In determining whether to sell a stock, the advisers will use the same type of analysis that they use in buying a stock in order to determine if the stock is still an attractive investment opportunity.

The Fund may invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. It may also invest in convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock. Convertible securities are not expected to be a significant portion of the Fund's assets.

From time to time, the Fund may invest in shares of companies through initial public offerings (IPOs), though such investments are not expected to represent a significant portion of the Fund's assets.

The Fund may also invest in high-quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on

FREQUENCY OF TRADING

The fund may trade securities actively, which would increase transaction costs (and lower performance) and increase your taxable dividends.

another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain. However, investments in derivatives are not expected to represent a significant portion of the Fund's assets.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

J.P. MORGAN H&Q TECHNOLOGY FUND

The Funds' main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. This section describes some specific risks of investing in the H&Q Technology Fund.

The Fund may not achieve its objective if the advisers' expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in the stock market as well as the performance of companies selected for the Fund's portfolio.

The Fund's focus on stocks in the technology sector makes it more susceptible to factors affecting that sector. Investing in technology companies exposes the Fund to special risks. For example, rapid advances in technology might cause existing products to become obsolete or have relatively short product cycles, and the Fund's returns could suffer to the extent it holds an affected company's shares. Competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve. Companies in a number of technology industries are also subject to more governmental regulations and approval processes than many other industries. Changes in governmental policies, such as telephone and cable regulations and antitrust enforcement, may have a material effect on the products and services of technology companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development. Some technology companies, particularly internet-related companies, may trade at prices that do not

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.

reflect traditional valuation methods. All these factors may affect a company's overall profitability and cause its stock price to be more volatile.

The Fund may not achieve its objective if companies that the advisers believe will experience earnings growth do not grow as expected.

The securities of mid-capitalization and small-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization and small-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group. As a result, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests primarily in larger companies.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

IPOs and companies that have recently gone public have the potential to produce substantial gains for the fund. However, there is no assurance that the fund will have access to profitable IPOs. Furthermore, stocks of some newly public companies may decline shortly after the initial public offering. The securities of companies that have recently gone public may trade less frequently and in smaller volumes than securities of more established companies.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Although the value of a convertible security may not exactly track that of its underlying common or preferred stock, its value does tend to change whenever the market value of underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It will invest a greater percentage of its assets in technology companies than a diversified fund would. In addition, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the

J.P. MORGAN H&Q TECHNOLOGY FUND

value of its shares more sensitive to economic problems among those issuing securities.

The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of technology companies are declining, and prices of these securities may fall more rapidly than those of other securities.

Fund's past performance

The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDERS FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                      (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                      SHARES, SHOWN AS % OF THE     LOWER OF ORIGINAL PURCHASE
                      OFFERING PRICE(1)             PRICE OR REDEMPTION PROCEEDS
--------------------------------------------------------------------------------
CLASS A SHARES        5.75%                         NONE
--------------------------------------------------------------------------------
CLASS B SHARES        NONE                          5.00%
--------------------------------------------------------------------------------
CLASS C SHARES        NONE                          1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

                                                                  TOTAL ANNUAL
                    MANAGEMENT    DISTRIBUTION       OTHER        FUND OPERATING
CLASS OF SHARES     FEE           (12B-1) FEE        EXPENSES     EXPENSES
--------------------------------------------------------------------------------
CLASS A             0.75%         0.25%              2.25%#       3.25%#
--------------------------------------------------------------------------------
CLASS B             0.75%         0.75%              2.25%#       3.75%#
--------------------------------------------------------------------------------
CLASS C             0.75%         0.75%              2.25%#       3.75%#
--------------------------------------------------------------------------------

(1) The offering price is the net asset value of the shares purchased plus any sales charge.

*     The table is based on expenses incurred in the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual Management Fee is currently expected to be 0.00%. Distribution Fees for Class A, Class B and Class C shares are expected to be 0.00%, 0.50% and 0.50%, respectively, Other Expenses are expected to be 1.85% and Total Annual Fund Operating Expenses for Class A, Class B and Class C shares are not expected to exceed 1.85%, 2.35% and 2.35% respectively. That's because J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. JPMFAM (USA) and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

J.P. MORGAN H&Q TECHNOLOGY FUND

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o     you invest $10,000
o     you sell all your shares at the end of the period
o     your investment has a 5% return each year
o     you reinvest all your dividends, and
o     the Fund's operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES*             $884          $1,518         $2,175        $3,920
--------------------------------------------------------------------------------
CLASS B SHARES**            $877          $1,446         $2,134        $3,885***
--------------------------------------------------------------------------------
CLASS C SHARES**            $477          $1,146         $1,934        $3,993
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                            1 YEAR        3 YEARS        5 YEARS       10 YEARS
CLASS B SHARES              $377          $1,146         $1,934        $3,885***
CLASS C SHARES              $377          $1,146         $1,934        $3,993

  *   Assumes sales charge is deducted when shares are purchased.

 **   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

--------------------------------------------------------------------------------
FUND'S INVESTMENT ADVISER
--------------------------------------------------------------------------------

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) is the investment adviser to the Fund and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of J.P. Morgan Chase & Co.) (J.P. Morgan Chase), a bank holding company. JPMFAM (USA) provides the Funds with investment advice and supervision. JPMFAM (USA) provides discretionary investment services to institutional clients and is located at 1211 Avenue of the Americas New York, NY 10036.

Prior to February 28, 2001 the adviser to the Fund was The Chase Manhattan Bank (Chase). During the most recent fiscal year ended October 31, 2000 Chase was paid management fees (net of waivers) of 0.00% as a percentage of average daily net assets of the Fund.

Chase H&Q provides significant investment research to JPMFAM (USA) for the Fund. It is a wholly-owned subsidiary of J.P. Morgan Chase & Co. Chase H&Q is located at One Bush Street, San Francisco, CA 94104.

FUND'S INVESTMENT ADVISER

The Portfolio Managers

Henry Lartigue, Chief Investment Officer at JPMFAM (USA), since August 1999, is responsible for asset allocation and investment strategy for JPMFAM (USA) domestic equity portfolios. Mr. Lartigue began his career as a securities analyst at JPMFAM (USA) in 1984. Mr. Lartigue then worked as an independent registered adviser, from July 1992 to June 1994, when he returned to JPMFAM
(USA) to become the Chief Investment Officer of another JPMFAM (USA) subsidiary.

H&Q TECHNOLOGY FUND

Portfolio Manager T. Gary Liberman, Senior Vice President, is responsible for management of the Fund's portfolio. Mr. Liberman joined JPMFAM (USA) in 1995 as a small cap technology analyst. He has been portfolio manager of the Fleming US Technology Fund since its inception in December 1997. Prior to joining Fleming, Mr. Liberman worked for Salomon Brothers Asset Management as a large-cap technology analyst. Before his career in investments, Mr. Liberman worked for Arthur Andersen & Co. as a public accountant. Mr. Liberman received a BS in Accounting from the University of Maryland in 1990 and an MBA in Finance from New York University in 1993.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

About sales charges

You must pay a sales charge to buy shares in the Fund. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

You have a choice of three different kinds of charges. If you invest in Class A shares, you must pay a sales charge when you invest. Class B shares have a deferred sales charge. You pay no charge when you buy the Class B shares, but you may have to pay a charge when you sell the shares, depending on how long you hold your investment in them. Class C shares also have a deferred sales charge that you are required to pay if you sell your shares within one year of buying them.

There are a number of plans and special discounts which can decrease or even eliminate these charges.

This section explains how the three sales charges work.

--------------------------------------------------------------------------------
HOW YOUR ACCOUNT WORKS
--------------------------------------------------------------------------------

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the table shows, the charge is lower the more you invest. The public offering price of Class A shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund receives the net asset value.

                      TOTAL SALES CHARGE

                     AS % OF THE    AS %
                     OFFERING       OF NET
AMOUNT OF            PRICE          AMOUNT
INVESTMENT           PER SHARE      INVESTED
--------------------------------------------
LESS THAN
$100,000             5.75%          6.10%
--------------------------------------------
$100,000 BUT
UNDER $250,000       3.75%          3.90%
--------------------------------------------
$250,000 BUT
UNDER $500,000       2.50%          2.56%
--------------------------------------------
$500,000 BUT
UNDER $1 MILLION     2.00%          2.04%
--------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's a percentage of the original purchase price or the current value of the shares, whichever is lower. As the table shows, the deferred sales charge gets lower the longer you hold the shares and disappears altogether after six years. Class B shares automatically convert into Class A shares at the beginning of the ninth year after you bought them.

YEAR         DEFERRED SALES CHARGE
----------------------------------
1            5%
----------------------------------
2            4%
----------------------------------
3            3%
----------------------------------
4            3%
----------------------------------
5            2%
----------------------------------
6            1%
----------------------------------
7            NONE
----------------------------------
8            NONE
----------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES

The deferred sales charge is deducted directly from your assets when you sell your shares. It's equal to 1% of the original purchase price or the current value of the shares, whichever is lower. The deferred sales charge on Class C shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B shares, Class C shares have higher combined distribution and service fees. Unlike Class B shares, Class C shares are never converted to Class A shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B shares.

GENERAL

J.P. Morgan Fund Distributors Inc. (JPM) is the distributor for the Fund. It's a subsidiary of BISYS Group, Inc. and is not affiliated with JPMFAM
(USA). The Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A shares, up to 0.75% of the average daily net assets attributed to Class B shares and up to 0.75% of the average daily net assets attributed to Class C shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the amount you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C shares may be best if you prefer not to pay an initial sales charge and you're not sure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A shares. These fees appear in the table called Annual Fund Operating Expenses (expenses that are deducted from Fund assets) for the Fund.

Your investment representative may be able to advise you about the best class of shares for you.

Buying Fund shares

You can buy shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782

HOW YOUR ACCOUNT WORKS

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN

You can make regular automatic purchases of at least $100. See more on the Systematic Investment Plan later in this document.

                                   ----------

Whether you choose Class A, Class B or Class C shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the J.P. Morgan Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The J.P. Morgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The Fund may invest in securities which are primarily listed on foreign exchanges and these exchanges may trade on Saturdays or other United States holidays on which the Fund does not price. As a result, the Fund's portfolio may trade and its NAV may fluctuate significantly on days when the investor has no access to the Fund.

The J.P. Morgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the J.P. Morgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
--------------------------------------------------------------------------------
THE J.P. MORGAN FUNDS SERVICE CENTER
--------------------------------------------------------------------------------
1-800-348-4782
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

TYPE OF          INITIAL     ADDITIONAL
ACCOUNT          INVESTMENT  INVESTMENTS
----------------------------------------
REGULAR
ACCOUNT          $2,500      $100
----------------------------------------
SYSTEMATIC
INVESTMENT
PLAN             $1,000      $100
----------------------------------------
IRAS             $1,000      $100
----------------------------------------
SEP-IRAS         $1,000      $100
EDUCATION
----------------------------------------
IRAS             $  500      $100
----------------------------------------

Make your check out to J.P. Morgan Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than

15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you'll be responsible for any expenses and losses to the Fund. Orders by wire will be cancelled if the J.P. Morgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

Selling Fund shares

You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell Fund shares. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Fund shares by phone, we'll send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

J.P. Morgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

                                   ----------

You can sell your shares on any day the J.P. Morgan Funds Service Center is accepting purchase orders. You'll receive the next NAV calculated after the J.P. Morgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the J.P. Morgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

HOW YOUR ACCOUNT WORKS

You'll need to have signatures guaranteed for all registered owners or their legal representative if:

o     you want to sell shares with a net asset value of $100,000 or more

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Funds Service Center for more details.

Exchanging Fund shares

You can exchange your shares for shares of the same class of certain other J.P. Morgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the J.P. Morgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE J.P. MORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can automatically exchange money from one J.P. Morgan account to another of the same class. Call the J.P. Morgan Funds Service Center for details.

                                   ----------

If you exchange Class B shares of the Fund for Class B shares of another J.P. Morgan Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You'll need to meet any minimum investment requirements.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

Other information concerning the Fund

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the J.P. Morgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

The Fund has agreements with certain shareholder servicing agents (including JPMFAM (USA)) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Fund held by investors by the shareholder servicing agent.

JPMFAM (USA) and/or JPM may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

The Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

JPMFAM (USA) and its affiliates and the Fund and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract or by law. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

HOW YOUR ACCOUNT WORKS

Distributions and taxes

The Fund can earn income and can realize capital gain. The Fund deducts any expenses then pay out these earnings to shareholders as distributions.

The Fund will distribute any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

o     reinvest all of them in additional Fund shares without a sales charge;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fund expects that its distributions will consist primarily of capital gains.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The above is a general summary of tax implications of investing in the Fund. Please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PLAN

You can regularly invest $100 or more in the first or third week of any month. The money is automatically deducted from your checking or savings account. You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the J.P. Morgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals of $50 or more ($100 or more for Class B accounts). You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE

You can transfer assets automatically from one Vista account to another on a regular basis. It's a free service.

FREE EXCHANGE PRIVILEGE

You can exchange money between J.P. Morgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B shares or Class C on which you've paid a deferred sales charge, you can use the proceeds to buy Class A shares without a sales charge. You must buy the class A shares within 90 days of selling the Class B or Class C shares.

What the terms mean

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: covers the cost of the distribution system used to sell shares to the public.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

LIQUIDITY: the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MATURITY: the length of time until the issuer who sold a debt security must pay back the principal amount of the debt.

OTHER EXPENSES: miscellaneous items, including transfer agency, administration, shareholder servicing, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. The price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VALUE APPROACH: approach which focuses on identifying securities that the advisers believe are undervalued by the market as measured by certain financial formulas.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The table set forth below provide selected per share data and ratios for one Class A share, one Class B share and one Class C share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended October 31, 2000, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS

J.P. Morgan H&Q Technology Fund*

                                                                CLASS A      CLASS B      CLASS C
                                                             09/20/00**   09/20/00**   09/20/00**
                                                                Through      Through      Through
                                                               10/31/00     10/31/00     10/31/00
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.00       $10.00       $10.00
--------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment loss                                              --        (0.01)       (0.01)
    Net losses on investments
    (both realized and unrealized)                                (1.83)       (1.83)       (1.82)

    Total from investment operations                              (1.83)       (1.84)       (1.83)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 8.17       $ 8.16       $ 8.17
--------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                  (18.30%)     (18.40%)     (18.30%)
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $    6       $    5       $    1
--------------------------------------------------------------------------------------------------
Ratios to average net assets#:
--------------------------------------------------------------------------------------------------
    Expenses                                                       1.83%        2.33%        2.34%
    Net investment income                                         (0.71%)      (1.21%)      (1.22%)
    Expenses without waivers and reimbursements                    3.22%        3.72%        3.73%
    Net investment income without waivers and reimbursements      (2.10%)      (2.60%)      (2.61%)
    ----------------------------------------------------------------------------------------------
Portfolio turnover rate                                               0%           0%           0%
--------------------------------------------------------------------------------------------------

  *   Formerly Chase Fleming H&Q Technology Fund.

 **   Commencement of operations.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

  #   Short periods have been annualized.

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HOW TO REACH US
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More information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It's incorporated by reference into this prospectus. That means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

J.P. Morgan Fund Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

If you buy your shares through The JPMFAM (USA) Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasevista.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5151

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J.P. Morgan Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

(C) 2001 J.P. Morgan Chase & Co. All Rights Reserved.      February 2001